UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (99.21%)
Consumer Discretionary (10.94%)
Amazon.com Inc. (a)	7,700	$7,402,395
Comcast Corp. Class A	229,980	8,849,630
Darden Restaurants Inc.	42,400	3,340,272
Delphi Automotive PLC	32,900	3,237,360
Domino’s Pizza Inc.	17,700	3,514,335
Home Depot Inc., The	39,200	6,411,552
Lear Corp.	23,000	3,980,840
Live Nation Entertainment Inc. (a)	55,400	2,412,670
Netflix Inc. (a)	27,900	5,059,665
Nordstrom Inc.	59,600	2,810,140
Omnicom Group Inc.	33,200	2,459,124
Priceline Group Inc., The(a)	1,300	2,380,066
Target Corp.	40,900	2,413,509
Ulta Beauty Inc. (a)	22,000	4,973,320
VF Corp.	97,825	6,218,735
Viacom Inc. Class B	65,200	1,815,168

		67,278,781

Consumer Staples (9.41%)
Coca-Cola Co., The	69,700	3,137,197
Colgate-Palmolive Co.	122,700	8,938,695
CVS Health Corp.	90,600	7,367,592
Dr Pepper Snapple Group Inc.	66,700	5,900,949
General Mills Inc.	101,950	5,276,932
Hershey Co., The	27,600	3,013,092
Hormel Foods Corp.	181,720	5,840,481
Kellogg Co.	36,000	2,245,320
PepsiCo Inc.	83,200	9,270,976
Sysco Corp.	65,100	3,512,145
Tyson Foods Inc. Class A	47,300	3,332,285

		57,835,664

Energy (4.18%)
Chevron Corp.	54,650	6,421,375
EOG Resources Inc.	63,500	6,142,990
Halliburton Co.	98,425	4,530,503
ONEOK Inc.	59,500	3,296,895
RSP Permian Inc. (a)	152,865	5,287,600

		25,679,363

Financials (11.60%)
American International Group Inc.	84,305	5,175,484
Bank of America Corp.	454,900	11,527,166
BB&T Corp.	122,310	5,741,231
Capital One Financial Corp.	34,000	2,878,440
Chubb Ltd.	43,155	6,151,745
Intercontinental Exchange Inc.	138,165	9,491,936
JPMorgan Chase & Co.	116,200	11,098,262
Lincoln National Corp.	51,700	3,798,916
Reinsurance Group of America Inc.	18,100	2,525,493
Wells Fargo & Co.	175,940	9,703,091
Western Alliance Bancorp(a)	60,400	3,206,032

		71,297,796

	Shares	Value
Common Stocks (Cont.)
Health Care (14.18%)
Abbott Laboratories	120,260	$6,417,074
Aetna Inc.	67,075	10,665,596
Align Technology Inc. (a)	34,200	6,370,434
Becton, Dickinson and Co.	47,350	9,278,232
Centene Corp. (a)	41,700	4,035,309
Cigna Corp.	35,000	6,542,900
Gilead Sciences Inc.	49,900	4,042,898
HCA Healthcare Inc. (a)	46,000	3,661,140
IDEXX Laboratories Inc. (a)	30,600	4,757,994
Intuitive Surgical Inc. (a)	4,200	4,392,696
Johnson & Johnson	108,300	14,080,083
Mettler-Toledo International Inc. (a)	7,600	4,758,816
UnitedHealth Group Inc.	21,600	4,230,360
Vertex Pharmaceuticals Inc. (a)	26,000	3,953,040

		87,186,572

Industrials (12.77%)
American Airlines Group Inc.	74,100	3,519,009
Boeing Co., The	45,775	11,636,463
Cintas Corp.	24,500	3,534,860
Deere & Co.	25,600	3,215,104
Delta Air Lines Inc.	79,100	3,814,202
FedEx Corp.	27,250	6,147,055
General Dynamics Corp.	31,169	6,407,723
Honeywell International Inc.	44,000	6,236,560
Huntington Ingalls Industries Inc.	17,600	3,985,344
Lockheed Martin Corp.	14,300	4,437,147
Nielsen Holdings PLC	53,000	2,196,850
Rollins Inc.	77,100	3,557,394
Toro Co., The	50,200	3,115,412
Union Pacific Corp.	56,300	6,529,111
United Continental Holdings Inc. (a)	44,100	2,684,808
United Rentals Inc. (a)	42,700	5,924,198
WABCO Holdings Inc. (a)	10,700	1,583,600

		78,524,840

Information Technology (25.70%)
Accenture PLC Class A	47,560	6,423,929
Activision Blizzard Inc.	83,300	5,373,683
Adobe Systems Inc. (a)	28,200	4,206,876
Alliance Data Systems Corp.	14,600	3,234,630
Alphabet Inc. Class A (a)	5,912	5,756,633
Amdocs Ltd.	95,983	6,173,627
Amphenol Corp. Class A	42,400	3,588,736
Apple Inc.	41,900	6,457,628
Applied Materials Inc.	110,500	5,755,945
Arista Networks Inc. (a)	14,800	2,806,228
Booz Allen Hamilton Holding Corp.	159,037	5,946,393
Broadridge Financial Solutions Inc.	50,700	4,097,574
Cadence Design Systems Inc. (a)	143,300	5,656,051
Cognex Corp.	22,000	2,426,160
F5 Networks Inc. (a)	23,300	2,809,048
GoDaddy Inc. Class A (a)	43,300	1,883,983

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Intel Corp.	114,900	$4,375,392
Intuit Inc.	34,600	4,918,044
Lam Research Corp.	56,300	10,417,752
Mastercard Inc. Class A	24,400	3,445,280
Microchip Technology Inc.	28,900	2,594,642
Micron Technology Inc. (a)	156,700	6,163,011
Microsoft Corp.	89,405	6,659,778
Motorola Solutions Inc.	66,600	5,652,342
NVIDIA Corp.	37,700	6,739,629
ON Semiconductor Corp. (a)	193,700	3,577,639
Oracle Corp.	137,025	6,625,159
QUALCOMM Inc.	57,500	2,980,800
ServiceNow Inc. (a)	36,100	4,242,833
Texas Instruments Inc.	88,995	7,977,512
VeriSign Inc. (a)	23,900	2,542,721
Western Digital Corp.	35,700	3,084,480
Zillow Group Inc. Class C (a)	84,400	3,393,724

		157,987,862

Materials (3.22%)
Chemours Co., The	64,600	3,269,406
Crown Holdings Inc. (a)	52,700	3,147,244
Ecolab Inc.	24,300	3,125,223
Sherwin-Williams Co., The	16,355	5,855,744
Southern Copper Corp.	111,500	4,433,240

		19,830,857

Real Estate (2.60%)
CBRE Group Inc. Class A (a)	86,600	3,280,408
Gaming and Leisure Properties Inc.	81,800	3,017,602
Public Storage	25,325	5,419,297
Simon Property Group Inc.	26,400	4,250,664

		15,967,971

Telecommunication Services (2.44%)
AT&T Inc.	266,300	10,430,971
T-Mobile US Inc. (a)	74,400	4,587,504

		15,018,475

	Shares	Value
Common Stocks (Cont.)
Utilities (2.17%)
NextEra Energy Inc.	48,200	$7,063,710
WEC Energy Group Inc.	99,900	6,271,722

		13,335,432

Total Common Stocks
(cost $467,825,226)		609,943,613

Short-term Investments (1.08%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90% (b)	6,662,811	6,662,811

Total Short-term Investments
(cost $6,662,811)		6,662,811

TOTAL INVESTMENTS (100.29%)
(cost $474,488,037)		616,606,424
LIABILITIES, NET OF OTHER ASSETS (-0.29%)		(1,807,568)

NET ASSETS (100.00%)		$614,798,856

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (49.44%)
Consumer Discretionary (7.53%)
American Axle & Manufacturing Holdings Inc. (a)	84,000	$1,476,720
Big 5 Sporting Goods Corp.	92,300	706,095
Caleres Inc.	27,600	842,352
Conn’s Inc. (a)	49,000	1,379,350
Container Store Group Inc., The (a)	156,600	659,286
Cooper Tire & Rubber Co.	36,200	1,353,880
Dana Inc.	119,200	3,332,832
Del Taco Restaurants Inc. (a)	89,100	1,366,794
Fossil Group Inc. (a)	51,000	475,830
KB Home	61,900	1,493,028
LGI Homes Inc. (a)	29,600	1,437,672
M.D.C. Holdings Inc.	41,200	1,368,252
Office Depot Inc.	366,500	1,663,910
Tailored Brands Inc.	84,100	1,214,404
Tower International Inc.	56,300	1,531,360
Weight Watchers International Inc. (a)	52,800	2,299,440

		22,601,205

Consumer Staples (2.50%)
Central Garden & Pet Co. Class A (a)	81,100	3,016,109
Sanderson Farms Inc.	21,100	3,408,072
SUPERVALU Inc. (a)	49,442	1,075,364

		7,499,545

Energy (1.08%)
Rowan Companies PLC Class A (a)	142,600	1,832,410
Ship Finance International Ltd.	97,400	1,412,300

		3,244,710

Financials (12.49%)
American Equity Investment Life Holding Co.	101,300	2,945,804
Argo Group International Holdings Ltd.	24,200	1,488,300
Banco Latinoamericano de Comercio Exterior SA	64,700	1,904,768
Banner Corp.	26,300	1,611,664
Capitol Federal Financial Inc.	123,200	1,811,040
Employers Holdings Inc.	43,600	1,981,620
Enstar Group Ltd. (a)	7,700	1,712,095
FBL Financial Group Inc. Class A	11,900	886,550
First BanCorp(a)	237,000	1,213,440
Heartland Financial USA Inc.	29,200	1,442,480
Investors Bancorp Inc.	133,300	1,818,212
Kearny Financial Corp.	129,500	1,987,825
National Western Life Group Inc. Class A	6,700	2,338,300
Nationstar Mortgage Holdings Inc. (a)	81,100	1,506,027
Nelnet Inc. Class A	42,100	2,126,050
Ocwen Financial Corp. (a)	313,100	1,077,064
Safety Insurance Group Inc.	22,600	1,724,380
Selective Insurance Group Inc.	49,200	2,649,420
Tristate Capital Holdings Inc. (a)	81,700	1,870,930

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Walker & Dunlop Inc. (a)	50,300	$2,632,199
Washington Trust Bancorp Inc.	13,800	790,050

		37,518,218

Health Care (2.04%)
Community Health Systems Inc. (a)	72,100	553,728
Kindred Healthcare Inc.	209,600	1,425,280
LHC Group Inc. (a)	30,800	2,184,336
Magellan Health Inc. (a)	22,700	1,959,010

		6,122,354

Industrials (9.35%)
ABM Industries Inc.	57,500	2,398,325
Acco Brands Corp. (a)	213,000	2,534,700
Aircastle Ltd.	56,600	1,261,614
Albany International Corp. Class A	27,100	1,555,540
Casella Waste Systems Inc. Class A (a)	44,700	840,360
EMCOR Group Inc.	11,500	797,870
GATX Corp.	34,200	2,105,352
Greenbrier Companies Inc., The	41,800	2,012,670
Kratos Defense & Security Solutions Inc. (a)	187,300	2,449,884
MasTec Inc. (a)	17,200	798,080
Meritor Inc. (a)	95,900	2,494,359
Rush Enterprises Inc. Class A (a)	29,700	1,374,813
Saia Inc. (a)	27,000	1,691,550
SkyWest Inc.	86,400	3,792,960
Sterling Construction Company Inc. (a)	129,700	1,975,331

		28,083,408

Information Technology (7.92%)
AVX Corp.	96,600	1,761,018
Benchmark Electronics Inc. (a)	58,200	1,987,530
Cirrus Logic Inc. (a)	22,100	1,178,372
ePlus inc. (a)	23,800	2,200,310
Extreme Networks Inc. (a)	136,600	1,624,174
NETGEAR Inc. (a)	30,700	1,461,320
Rosetta Stone Inc. (a)	60,900	621,789
Sanmina Corp. (a)	89,400	3,321,210
Sykes Enterprises Inc. (a)	55,100	1,606,716
Systemax Inc.	51,700	1,366,431
Tech Data Corp. (a)	17,500	1,554,875
Travelport Worldwide Ltd.	92,900	1,458,530
TTM Technologies Inc. (a)	60,000	922,200
Unisys Corp. (a)	68,000	578,000
Vishay Intertechnology Inc.	113,400	2,131,920

		23,774,395

Materials (2.55%)
Cleveland-Cliffs Inc. (a)	233,100	1,666,665
Materion Corp.	46,500	2,006,475
Ryerson Holding Corp. (a)	152,000	1,649,200

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Schnitzer Steel Industries Inc. Class A	26,500	$745,975
SunCoke Energy Inc. (a)	174,800	1,597,672

		7,665,987

Real Estate (2.50%)
Bluerock Residential Growth REIT Inc.	24,100	266,546
CBL & Associates Properties Inc.	197,900	1,660,381
Cousins Properties Inc.	209,400	1,955,796
Education Realty Trust Inc.	41,600	1,494,688
Select Income REIT	90,600	2,121,852

		7,499,263

Telecommunication Services (0.54%)
Intelsat SA (a)	262,500	1,233,750
Windstream Holdings Inc.	218,600	386,922

		1,620,672

Utilities (0.94%)
ALLETE Inc.	17,300	1,337,117
NorthWestern Corp.	26,300	1,497,522

		2,834,639

Total Common Stocks
(cost $125,637,766)		148,464,396

	Shares	Value
Exchange-Traded Funds (49.90%)
iShares Core S&P Mid-Cap ETF	837,636	$149,853,080

Total Exchange-Traded Funds
(cost $144,708,218)		149,853,080

Short-term Investments (0.90%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90% (b)	2,686,986	2,686,986

Total Short-term Investments
(cost $2,686,986)		2,686,986

TOTAL INVESTMENTS (100.24%)
(cost $273,032,970)		301,004,462
LIABILITIES, NET OF OTHER ASSETS (-0.24%)		(718,290)

NET ASSETS (100.00%)		$300,286,172

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (96.76%)
Australia (1.24%)
Domino’s Pizza Enterprises Ltd.	54,901	$1,973,208

Austria (0.29%)
Erste Group Bank AG	10,747	464,190

Belgium (2.48%)
Anheuser-Busch InBev SA/NV	32,896	3,938,523

Brazil (0.53%)
Ambev SA	15,500	102,970
Ambev SA ADR	15,544	102,435
Cielo SA	91,900	637,785

		843,190

Canada (2.49%)
Barrick Gold Corp.	16,344	262,975
Constellation Software Inc.	3,583	1,954,792
Dollarama Inc.	15,952	1,745,483

		3,963,250

China (5.30%)
Alibaba Group Holding Ltd. Sponsored ADR (a)	32,456	5,605,476
Ctrip.com International Ltd. ADR (a)	42,163	2,223,672
Sinopharm Group Co. Ltd. H Shares	136,800	602,427

		8,431,575

Colombia (1.65%)
Bancolombia SA Sponsored ADR	21,422	980,913
Cementos Argos SA	154,619	616,030
Grupo Argos SA	36,196	260,320
Grupo Aval Acciones y Valores SA ADR	23,817	213,638
Grupo de Inversiones Suramericana	39,326	547,449

		2,618,350

Denmark (1.47%)
Genmab A/S (a)	4,356	961,658
Novo Nordisk A/S Class B	28,605	1,367,497

		2,329,155

France (10.92%)
AXA SA	45,988	1,390,899
Cie Generale des Etablissements Michelin Class B	11,867	1,732,163
Dassault Systemes SA	16,063	1,624,915
Essilor International SA	13,122	1,624,557
Hermes International	228	114,944
JC Decaux SA	17,059	638,733
L’Oreal SA	6,940	1,475,610
Pernod Ricard SA	11,612	1,606,421
Schneider Electric SE (Paris)	16,464	1,432,752
UbiSoft Entertainment SA (a)	34,950	2,402,439
Unibail-Rodamco SE (Amsterdam)	5,507	1,339,170

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Unibail-Rodamco SE (Paris)	253	$61,524
Vivendi	75,707	1,916,622

		17,360,749

Germany (12.49%)
Allianz SE Reg.	6,609	1,483,734
Aroundtown SA	119,915	858,869
Bayer AG Reg.	37,116	5,057,913
Deutsche Boerse AG	18,317	1,985,418
Fresenius SE & Co. KGaA	11,899	959,829
Linde AG	1,600	333,674
Linde AG Tender Shares (a)	6,400	1,334,696
SAP SE	26,684	2,923,241
Scout24 AG (b)	51,333	2,099,199
Wirecard AG	30,774	2,815,541

		19,852,114

Hong Kong (3.26%)
MGM China Holdings Ltd.	961,600	2,304,413
Tencent Holdings Ltd.	67,000	2,883,583

		5,187,996

India (1.64%)
HDFC Bank Ltd. ADR	16,569	1,596,755
Makemytrip Ltd. (a)	35,267	1,013,926

		2,610,681

Ireland (1.70%)
Ryanair Holdings PLC SP ADR (a)	25,681	2,707,291

Israel (0.51%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	45,771	805,570

Italy (0.63%)
Telecom Italia SpA(a)	317,106	297,019
Telecom Italia SpA RSP	100,061	75,215
UniCredit SpA (a)	29,445	627,115

		999,349

Japan (9.50%)
Dentsu Inc.	15,100	662,910
Fanuc Corp.	19,400	3,929,137
Hoya Corp.	16,400	885,403
Japan Tobacco Inc.	25,036	820,553
LIFULL Co. Ltd.	218,600	1,899,941
MISUMI Group Inc.	83,600	2,201,349
Olympus Corp.	30,100	1,019,160
SMC Corp.	1,500	529,082
SoftBank Group Corp.	9,600	774,995
START TODAY Co. Ltd.	29,100	921,942

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokio Marine Holdings Inc.	37,400	$1,463,095

		15,107,567

Malaysia (0.01%)
Genting BHD Warrants (a)	59,490	23,669

Mexico (0.80%)
Becle SAB de CV (a)	5,500	9,224
Bolsa Mexicana de Valores SAB de CV	243,971	407,154
Fibra Uno Administracion SA de CV	222,700	375,692
Grupo Televisa SAB Sponsored ADR	19,241	474,675

		1,266,745

Netherlands (9.34%)
ASML Holding NV	31,445	5,353,598
Heineken NV	18,340	1,813,202
InterXion Holding NV (a)	75,069	3,823,264
Koninklijke Philips NV	62,756	2,590,805
QIAGEN NV	39,932	1,257,858

		14,838,727

Norway (0.26%)
Statoil ASA	20,405	408,126

Spain (1.18%)
Banco Bilbao Vizcaya Argentaria SA	164,795	1,472,666
Cellnex Telecom SA (b)	17,409	398,346

		1,871,012

Sweden (1.77%)
Atlas Copco AB Class A	47,703	2,020,008
Investor AB B Shares	16,167	798,535

		2,818,543

Switzerland (6.39%)
Compagnie Financiere Richemont SA Reg.	13,555	1,238,826
Julius Baer Group Ltd.	53,665	3,175,510
LafargeHolcim Ltd. Reg.	13,827	808,188
Nestle SA Reg.	16,943	1,418,988
Novartis AG Reg.	16,206	1,387,388
Roche Holding AG	3,459	883,012
UBS Group AG	72,776	1,243,809

		10,155,721

United Kingdom (13.85%)
ASOS PLC (a)	10,577	844,012
ConvaTec Group PLC (b)	132,139	484,984
Dechra Pharmaceuticals PLC	57,399	1,569,060
Diageo PLC	43,876	1,442,212
Domino’s Pizza Group PLC	374,185	1,555,367
Great Portland Estates PLC	21,613	176,954
Hargreaves Lansdown PLC	120,346	2,386,701
Indivior PLC (a)	38,047	173,189
Just Eat PLC (a)	108,828	974,870

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Land Securities Group PLC	26,892	$350,443
Liberty Global PLC Class A (a)	10,872	368,670
Liberty Global PLC LiLAC A (a)	1,032	24,520
Liberty Global PLC LiLAC C (a)	1,221	28,449
Liberty Global PLC Series C (a)	9,792	320,198
Lloyds Banking Group PLC	818,469	742,827
Paysafe Group PLC (a)	238,139	1,858,793
Reckitt Benckiser Group PLC	38,861	3,547,782
Rolls-Royce Holdings PLC	136,893	1,627,082
Shire PLC	31,916	1,620,030
Standard Chartered PLC (a)	149,286	1,483,520
Weir Group PLC, The	16,352	430,564

		22,010,227

United States (7.06%)
Las Vegas Sands Corp.	63,831	4,095,398
lululemon athletica Inc. (a)	16,462	1,024,760
Schlumberger Ltd.	31,082	2,168,280
Vantiv Inc. Class A (a)	19,746	1,391,501
Wynn Resorts Ltd.	17,044	2,538,197

		11,218,136

Total Common Stocks
(cost $116,388,420)		153,803,664

Preferred Stocks (0.15%)
Colombia (0.15%)
Grupo Argos SA, 0.00%	22,328	145,983
Grupo de Inversiones Suramericana, 0.00%	6,928	94,792

		240,775

Total Preferred Stocks
(cost $220,324)		240,775

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Short-term Investments (3.05%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (c)	4,852,360	$4,852,360

Total Short-term Investments
(cost $ 4,852,360)		4,852,360

TOTAL INVESTMENTS (99.96%)
(cost $ 121,461,104)		158,896,799

CASH AND OTHER ASSETS, NET OF LIABILITIES (0.04%)		59,325

NET ASSETS (100.00%)		$158,956,124

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the value of these securities amounted to $2,982,529 or 1.88% of net assets.

(c)	Rate shown is the 7-day yield as of September 30, 2017.

ADR – American Depositary Receipt

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$54,243,542	34.14
United States Dollar	37,880,781	23.84
British Pound	21,268,390	13.38
Japanese Yen	15,107,567	9.51
Swiss Franc	10,155,721	6.39
Hong Kong Dollar	5,790,423	3.64
Canadian Dollar	3,700,275	2.33
Swedish Krona	2,818,543	1.77
Danish Krone	2,329,155	1.47
Australian Dollar	1,973,208	1.24
Colombian Peso	1,664,574	1.05
Mexican Peso	792,070	0.50
Brazilian Real	740,755	0.47
Norwegian Krone	408,126	0.26
Malaysian Ringgit	23,669	0.01

Total Investments	$158,896,799	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Information Technology	$36,348,997	22.87
Consumer Discretionary	29,684,698	18.67
Health Care	23,250,340	14.63
Financials	22,558,720	14.19
Consumer Staples	16,277,920	10.24
Industrials	14,877,265	9.36
Materials	3,761,866	2.37
Real Estate	3,162,652	1.99
Energy	2,576,406	1.62
Telecommunication Services	1,545,575	0.97

Total Stocks	154,044,439	96.91
Short-term Investments	4,852,360	3.05
Cash and Other Assets, Net of Liabilities	59,325	0.04

Net Assets	$158,956,124	100.00%

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (97.44%)
Consumer Discretionary (11.56%)
Advance Auto Parts Inc.	4,818	$477,946
Amazon.com Inc. (a)	26,444	25,421,939
AutoZone Inc. (a)	1,897	1,128,924
Best Buy Co. Inc.	17,741	1,010,527
BorgWarner Inc.	13,330	682,896
CarMax Inc. (a)	12,148	920,940
Carnival Corp.	27,793	1,794,594
CBS Corp. Class B	24,827	1,439,966
Charter Communications Inc. Class A (a)	13,402	4,870,555
Chipotle Mexican Grill Inc. (a)	1,672	514,692
Coach Inc.	18,953	763,427
Comcast Corp. Class A	315,135	12,126,395
Darden Restaurants Inc.	8,352	657,971
Delphi Automotive PLC	17,888	1,760,179
Discovery Communications Inc. Class A (a)	9,171	195,251
Discovery Communications Inc.
Class C (a)	14,844	300,739
DISH Network Corp. Class A (a)	15,030	815,077
Dollar General Corp.	16,786	1,360,505
Dollar Tree Inc. (a)	15,604	1,354,739
DR Horton Inc.	22,428	895,550
Expedia Inc.	8,167	1,175,558
Foot Locker Inc.	8,958	315,501
Ford Motor Co.	261,170	3,126,205
GAP Inc., The	14,509	428,451
Garmin Ltd.	7,868	424,636
General Motors Co.	87,379	3,528,364
Genuine Parts Co.	9,855	942,631
Goodyear Tire & Rubber Co., The	16,620	552,615
H&R Block Inc.	13,383	354,382
Hanesbrands Inc.	24,898	613,487
Harley-Davidson Inc.	11,829	570,276
Hasbro Inc.	7,501	732,623
Hilton Worldwide Holdings Inc.	13,737	954,035
Home Depot Inc., The	78,539	12,845,839
Interpublic Group of Companies Inc., The	26,257	545,883
Kohl’s Corp.	11,153	509,134
L Brands Inc.	15,900	661,599
Leggett & Platt Inc.	8,828	421,360
Lennar Corp. Class A	13,470	711,216
LKQ Corp. (a)	20,105	723,579
Lowe’s Companies Inc.	56,247	4,496,385
Macy’s Inc.	20,403	445,193
Marriott International Inc. Class A	20,643	2,276,097
Mattel Inc.	22,466	347,774
McDonald’s Corp.	54,310	8,509,291
MGM Resorts International	32,236	1,050,571
Michael Kors Holdings Ltd. (a)	10,467	500,846
Mohawk Industries Inc. (a)	4,172	1,032,612
Netflix Inc. (a)	28,643	5,194,408
Newell Brands Inc.	31,915	1,361,813
News Corp. Class A	25,331	335,889
News Corp. Class B	7,929	108,231
NIKE Inc. Class B	88,250	4,575,762
Nordstrom Inc.	7,696	362,866

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	15,734	$1,165,417
O’Reilly Automotive Inc. (a)	6,039	1,300,619
Priceline Group Inc., The (a)	3,272	5,990,443
PulteGroup Inc.	19,302	527,524
PVH Corp.	5,310	669,379
Ralph Lauren Corp.	3,493	308,397
Ross Stores Inc.	26,255	1,695,285
Royal Caribbean Cruises Ltd.	11,215	1,329,426
Scripps Networks Interactive Class A	6,236	535,610
Signet Jewelers Ltd.	4,566	303,867
Starbucks Corp.	96,583	5,187,471
Target Corp.	36,772	2,169,916
Tiffany & Co.	7,240	664,487
Time Warner Inc.	51,517	5,277,917
TJX Companies Inc., The	42,824	3,157,414
Tractor Supply Co.	8,499	537,902
TripAdvisor Inc. (a)	7,617	308,717
Twenty-First Century Fox Inc. Class A	70,425	1,857,812
Twenty-First Century Fox Inc. Class B	31,330	808,001
Ulta Beauty Inc. (a)	3,881	877,339
Under Armour Inc. Class A (a)	12,275	202,292
Under Armour Inc. Class C (a)	12,405	186,323
VF Corp.	21,392	1,359,889
Viacom Inc. Class B	23,672	659,028
Walt Disney Co., The	102,835	10,136,446
Whirlpool Corp.	5,014	924,782
Wyndham Worldwide Corp.	7,021	740,084
Wynn Resorts Ltd.	5,329	793,595
Yum! Brands Inc.	22,042	1,622,512

		170,525,818

Consumer Staples (8.03%)
Altria Group Inc.	128,725	8,163,740
Archer-Daniels-Midland Co.	37,949	1,613,212
Brown-Forman Corp. Class B	12,071	655,455
Campbell Soup Co.	12,865	602,339
Church & Dwight Co. Inc.	16,840	815,898
Clorox Co., The	8,488	1,119,652
Coca-Cola Co., The	256,317	11,536,828
Colgate-Palmolive Co.	58,934	4,293,342
Conagra Brands Inc.	26,877	906,830
Constellation Brands Inc. Class A	11,505	2,294,672
Costco Wholesale Corp.	29,231	4,802,361
Coty Inc. Class A	31,191	515,587
CVS Health Corp.	67,882	5,520,164
Dr Pepper Snapple Group Inc.	12,285	1,086,854
Estee Lauder Companies Inc. Class A, The	14,936	1,610,698
General Mills Inc.	38,603	1,998,091
Hershey Co., The	9,281	1,013,207
Hormel Foods Corp.	17,747	570,389
JM Smucker Co., The	7,710	809,010
Kellogg Co.	16,701	1,041,641
Kimberly-Clark Corp.	23,795	2,800,196
Kraft Heinz Co., The	39,786	3,085,404
Kroger Co., The	60,496	1,213,550
McCormick & Company Inc.	7,643	784,478

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Molson Coors Brewing Co. Class B	12,360	$1,009,070
Mondelez International Inc. Class A	101,515	4,127,600
Monster Beverage Corp. (a)	26,853	1,483,628
PepsiCo Inc.	95,031	10,589,305
Philip Morris International Inc.	103,509	11,490,534
Procter & Gamble Co., The	170,242	15,488,617
Sysco Corp.	32,687	1,763,464
Tyson Foods Inc. Class A	19,204	1,352,922
Walgreens Boots Alliance Inc.	61,314	4,734,667
Wal-Mart Stores Inc.	97,522	7,620,369

		118,513,774

Energy (5.94%)
Anadarko Petroleum Corp.	37,074	1,811,065
Andeavor	10,053	1,036,967
Apache Corp.	25,120	1,150,496
Baker Hughes, a GE Co.	28,318	1,037,005
Cabot Oil & Gas Corp.	31,572	844,551
Chesapeake Energy Corp. (a)	50,161	215,692
Chevron Corp.	126,301	14,840,368
Cimarex Energy Co.	6,285	714,416
Concho Resources Inc. (a)	9,871	1,300,208
ConocoPhillips	82,281	4,118,164
Devon Energy Corp.	35,410	1,299,901
EOG Resources Inc.	38,514	3,725,844
EQT Corp.	11,458	747,520
Exxon Mobil Corp.	282,388	23,150,168
Halliburton Co.	57,834	2,662,099
Helmerich & Payne Inc.	7,029	366,281
Hess Corp.	17,821	835,628
Kinder Morgan Inc.	128,543	2,465,455
Marathon Oil Corp.	56,208	762,180
Marathon Petroleum Corp.	33,729	1,891,522
National-Oilwell Varco Inc.	25,656	916,689
Newfield Exploration Co. (a)	13,150	390,160
Noble Energy Inc.	30,617	868,298
Occidental Petroleum Corp.	50,897	3,268,096
ONEOK Inc.	25,309	1,402,372
Phillips 66	28,627	2,622,519
Pioneer Natural Resources Co.	11,379	1,678,858
Range Resources Corp.	12,440	243,451
Schlumberger Ltd.	92,876	6,479,030
TechnipFMC PLC (a)	31,175	870,406
Valero Energy Corp.	30,027	2,309,977
Williams Companies Inc., The	55,072	1,652,711

		87,678,097

Financials (14.24%)
Affiliated Managers Group Inc.	3,794	720,215
Aflac Inc.	26,364	2,145,766
Allstate Corp., The	24,581	2,259,240
American Express Co.	48,883	4,421,956
American International Group Inc.	58,514	3,592,174
Ameriprise Financial Inc.	10,091	1,498,614
Aon PLC	17,582	2,568,731
Arthur J. Gallagher & Co.	11,624	715,457
Assurant Inc.	3,712	354,570

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bank of America Corp.	653,732	$16,565,569
Bank of New York Mellon Corp.	69,048	3,660,925
BB&T Corp.	53,916	2,530,817
Berkshire Hathaway Inc. Class B (a)	128,198	23,501,257
BlackRock Inc.	8,079	3,612,040
Brighthouse Financial Inc. (a)	6,540	397,632
Capital One Financial Corp.	32,006	2,709,628
CBOE Holdings Inc.	7,514	808,732
Charles Schwab Corp., The	79,405	3,473,175
Chubb Ltd.	31,093	4,432,307
Cincinnati Financial Corp.	9,828	752,530
Citigroup Inc.	181,525	13,204,128
Citizens Financial Group Inc.	33,766	1,278,718
CME Group Inc.	22,682	3,077,494
Comerica Inc.	11,569	882,252
Discover Financial Services	25,311	1,632,053
E*TRADE Financial Corp. (a)	18,122	790,300
Everest Re Group Ltd.	2,625	599,524
Fifth Third Bancorp	49,725	1,391,306
Franklin Resources Inc.	22,618	1,006,727
Goldman Sachs Group Inc., The	23,971	5,685,681
Hartford Financial Services Group Inc., The	24,416	1,353,379
Huntington Bancshares Inc.	71,556	998,922
Intercontinental Exchange Inc.	39,435	2,709,185
Invesco Ltd.	27,355	958,519
JPMorgan Chase & Co.	234,453	22,392,606
KeyCorp	74,447	1,401,093
Leucadia National Corp.	21,472	542,168
Lincoln National Corp.	15,010	1,102,935
Loews Corp.	18,304	876,029
M&T Bank Corp.	10,283	1,655,974
Marsh & McLennan Companies Inc.	34,212	2,867,308
MetLife Inc.	70,814	3,678,787
Moody’s Corp.	11,135	1,550,103
Morgan Stanley	95,077	4,579,859
Nasdaq Inc.	7,668	594,807
Navient Corp.	19,114	287,092
Northern Trust Corp.	14,236	1,308,715
People’s United Financial Inc.	24,114	437,428
PNC Financial Services Group Inc.	31,928	4,302,937
Principal Financial Group Inc.	17,707	1,139,268
Progressive Corp., The	38,320	1,855,454
Prudential Financial Inc.	28,657	3,046,812
Raymond James Financial Inc.	8,573	722,961
Regions Financial Corp.	80,024	1,218,766
S&P Global Inc.	17,218	2,691,346
State Street Corp.	23,596	2,254,362
SunTrust Banks Inc.	32,210	1,925,192
Synchrony Financial	51,353	1,594,511
T. Rowe Price Group Inc.	16,287	1,476,417
Torchmark Corp.	7,376	590,744
Travelers Companies Inc., The	18,385	2,252,530
U.S. Bancorp	105,527	5,655,192
Unum Group	15,529	793,998
Wells Fargo & Co.	297,653	16,415,563
Willis Towers Watson PLC	8,585	1,324,065

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
XL Group Ltd.	17,526	$691,401
Zions Bancorporation	13,524	638,062

		210,154,008

Health Care (14.12%)
Abbott Laboratories	115,774	6,177,701
AbbVie Inc.	106,096	9,427,691
Aetna Inc.	22,071	3,509,507
Agilent Technologies Inc.	21,629	1,388,582
Alexion Pharmaceuticals Inc. (a)	15,054	2,111,926
Align Technology Inc. (a)	5,055	941,595
Allergan PLC	22,404	4,591,700
AmerisourceBergen Corp.	11,044	913,891
Amgen Inc.	48,615	9,064,267
Anthem Inc.	17,541	3,330,685
Baxter International Inc.	32,398	2,032,974
Becton, Dickinson and Co.	15,162	2,970,994
Biogen Inc. (a)	14,251	4,462,273
Boston Scientific Corp. (a)	91,468	2,668,122
Bristol-Myers Squibb Co.	109,892	7,004,516
C.R. Bard Inc.	4,837	1,550,258
Cardinal Health Inc.	21,092	1,411,477
Celgene Corp. (a)	52,077	7,593,868
Centene Corp. (a)	11,274	1,090,985
Cerner Corp. (a)	19,375	1,381,825
Cigna Corp.	17,128	3,201,908
Cooper Companies Inc., The	3,224	764,443
Danaher Corp.	40,645	3,486,528
DaVita Inc. (a)	10,302	611,836
Dentsply Sirona Inc.	15,496	926,816
Edwards Lifesciences Corp. (a)	14,095	1,540,724
Eli Lilly and Co.	64,688	5,533,412
Envision Healthcare Corp. (a)	7,758	348,722
Express Scripts Holding Co. (a)	38,480	2,436,554
Gilead Sciences Inc.	86,918	7,042,096
HCA Healthcare Inc. (a)	19,085	1,518,975
Henry Schein Inc. (a)	10,518	862,371
Hologic Inc. (a)	18,369	673,959
Humana Inc.	9,624	2,344,695
IDEXX Laboratories Inc. (a)	5,949	925,010
Illumina Inc. (a)	9,656	1,923,475
Incyte Corp. (a)	11,368	1,327,100
Intuitive Surgical Inc. (a)	2,463	2,576,002
Johnson & Johnson	178,823	23,248,778
Laboratory Corp. of America Holdings (a)	6,821	1,029,766
McKesson Corp.	14,068	2,160,985
Medtronic PLC	91,068	7,082,358
Merck & Co. Inc.	182,331	11,674,654
Mettler-Toledo International Inc. (a)	1,716	1,074,491
Mylan NV (a)	35,730	1,120,850
Patterson Companies Inc.	5,351	206,816
PerkinElmer Inc.	7,469	515,137
Perrigo Co. PLC	8,836	747,967
Pfizer Inc.	397,819	14,202,138
Quest Diagnostics Inc.	9,198	861,301
Quintiles IMS Holdings Inc. (a)	9,140	868,940

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Regeneron Pharmaceuticals Inc. (a)	5,065	$2,264,663
ResMed Inc.	9,462	728,196
Stryker Corp.	20,575	2,922,062
Thermo Fisher Scientific Inc.	26,028	4,924,498
UnitedHealth Group Inc.	64,267	12,586,692
Universal Health Services Inc. Class B	5,965	661,757
Varian Medical Systems Inc. (a)	6,131	613,468
Vertex Pharmaceuticals Inc. (a)	16,643	2,530,402
Waters Corp. (a)	5,411	971,383
Zimmer Biomet Holdings Inc.	13,465	1,576,617
Zoetis Inc.	32,755	2,088,459

		208,331,841

Industrials (9.97%)
3M Co.	39,776	8,348,982
A.O. Smith Corp.	9,829	584,137
Acuity Brands Inc.	2,893	495,513
Alaska Air Group Inc.	8,264	630,295
Allegion PLC	6,309	545,539
American Airlines Group Inc.	28,878	1,371,416
AMETEK Inc.	15,439	1,019,592
Arconic Inc.	25,858	643,347
Boeing Co., The	37,018	9,410,346
Caterpillar Inc.	39,314	4,902,849
CH Robinson Worldwide Inc.	9,499	722,874
Cintas Corp.	5,758	830,764
CSX Corp.	61,606	3,342,742
Cummins Inc.	10,270	1,725,668
Deere & Co.	21,311	2,676,448
Delta Air Lines Inc.	44,380	2,140,004
Dover Corp.	10,345	945,430
Eaton Corp. PLC	29,764	2,285,578
Emerson Electric Co.	43,129	2,710,226
Equifax Inc.	7,900	837,321
Expeditors International of Washington Inc.	12,182	729,215
Fastenal Co.	18,969	864,607
FedEx Corp.	16,326	3,682,819
Flowserve Corp.	8,630	367,552
Fluor Corp.	9,309	391,909
Fortive Corp.	20,202	1,430,100
Fortune Brands Home & Security Inc.	10,115	680,031
General Dynamics Corp.	18,555	3,814,537
General Electric Co.	576,840	13,947,991
Honeywell International Inc.	50,742	7,192,171
IHS Markit Ltd. (a)	24,203	1,066,868
Illinois Tool Works Inc.	20,749	3,070,022
Ingersoll-Rand PLC	17,080	1,523,024
J.B. Hunt Transport Services Inc.	5,648	627,380
Jacobs Engineering Group Inc.	8,155	475,192
Johnson Controls International PLC	62,474	2,517,077
Kansas City Southern	7,107	772,389
L3 Technologies Inc.	5,126	965,892
Lockheed Martin Corp.	16,613	5,154,848
Masco Corp.	21,700	846,517
Nielsen Holdings PLC	22,236	921,682
Norfolk Southern Corp.	19,429	2,569,291

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Northrop Grumman Corp.	11,600	$3,337,552
PACCAR Inc.	23,598	1,707,079
Parker Hannifin Corp.	8,849	1,548,752
Pentair PLC	11,031	749,667
Quanta Services Inc. (a)	9,992	373,401
Raytheon Co.	19,355	3,611,256
Republic Services Inc.	15,430	1,019,306
Robert Half International Inc.	8,311	418,376
Rockwell Automation Inc.	8,518	1,517,993
Rockwell Collins Inc.	10,795	1,411,014
Roper Technologies Inc.	6,833	1,663,152
Snap-on Inc.	3,865	575,924
Southwest Airlines Co.	36,689	2,053,850
Stanley Black & Decker Inc.	10,264	1,549,556
Stericycle Inc. (a)	5,660	405,369
Textron Inc.	17,604	948,504
TransDigm Group Inc.	3,315	847,480
Union Pacific Corp.	53,326	6,184,216
United Continental Holdings Inc. (a)	17,229	1,048,902
United Parcel Service Inc. Class B	45,743	5,493,277
United Rentals Inc. (a)	5,593	775,973
United Technologies Corp.	49,740	5,773,819
Verisk Analytics Inc. (a)	10,406	865,675
W.W. Grainger Inc.	3,535	635,416
Waste Management Inc.	26,931	2,107,889
Xylem Inc.	11,789	738,345

		147,141,928

Information Technology (22.63%)
Accenture PLC Class A	41,472	5,601,623
Activision Blizzard Inc.	50,297	3,244,659
Adobe Systems Inc. (a)	32,971	4,918,614
Advanced Micro Devices Inc. (a)	51,020	650,505
Akamai Technologies Inc. (a)	11,468	558,721
Alliance Data Systems Corp.	3,216	712,505
Alphabet Inc. Class A (a)	19,834	19,312,762
Alphabet Inc. Class C (a)	20,112	19,289,620
Amphenol Corp. Class A	20,431	1,729,280
Analog Devices Inc.	24,568	2,117,025
ANSYS Inc. (a)	5,758	706,679
Apple Inc.	344,136	53,038,240
Applied Materials Inc.	71,813	3,740,739
Autodesk Inc. (a)	14,604	1,639,445
Automatic Data Processing Inc.	29,936	3,272,604
Broadcom Ltd.	26,786	6,496,676
CA Inc.	20,802	694,371
Cadence Design Systems Inc. (a)	18,669	736,865
Cisco Systems Inc.	332,870	11,194,418
Citrix Systems Inc. (a)	9,962	765,281
Cognizant Technology Solutions Corp. Class A	39,389	2,857,278
Corning Inc.	61,915	1,852,497
CSRA Inc.	9,640	311,083
DXC Technology Co.	18,875	1,620,985
eBay Inc. (a)	67,476	2,595,127
Electronic Arts Inc. (a)	20,563	2,427,668
F5 Networks Inc. (a)	4,407	531,308

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Facebook Inc. Class A (a)	157,546	$26,919,885
Fidelity National Information Services Inc.	22,087	2,062,705
Fiserv Inc. (a)	14,183	1,829,040
FLIR Systems Inc.	8,712	338,984
Gartner Inc. (a)	5,986	744,718
Global Payments Inc.	10,165	965,980
Harris Corp.	8,222	1,082,673
Hewlett Packard Enterprise Co.	110,906	1,631,427
HP Inc.	111,707	2,229,672
Intel Corp.	314,078	11,960,090
International Business Machines Corp.	57,008	8,270,721
Intuit Inc.	16,223	2,305,937
Juniper Networks Inc.	25,339	705,184
KLA-Tencor Corp.	10,376	1,099,856
Lam Research Corp.	10,826	2,003,243
Mastercard Inc. Class A	62,551	8,832,201
Microchip Technology Inc.	15,395	1,382,163
Micron Technology Inc. (a)	74,225	2,919,269
Microsoft Corp.	514,270	38,307,972
Motorola Solutions Inc.	11,033	936,371
NetApp Inc.	17,793	778,622
NVIDIA Corp.	39,684	7,094,309
Oracle Corp.	200,390	9,688,856
Paychex Inc.	21,086	1,264,317
PayPal Holdings Inc. (a)	74,255	4,754,548
Qorvo Inc. (a)	8,280	585,230
QUALCOMM Inc.	98,593	5,111,061
Red Hat Inc. (a)	11,987	1,328,879
salesforce.com inc. (a)	44,649	4,171,110
Seagate Technology PLC	19,896	659,950
Skyworks Solutions Inc.	12,278	1,251,128
Symantec Corp.	40,556	1,330,642
Synopsys Inc. (a)	10,039	808,441
TE Connectivity Ltd.	23,647	1,964,120
Texas Instruments Inc.	66,345	5,947,166
Total System Services Inc.	10,953	717,421
VeriSign Inc. (a)	5,835	620,786
Visa Inc. Class A	121,883	12,826,967
Western Digital Corp.	19,492	1,684,109
Western Union Co.	31,454	603,917
Xerox Corp.	14,084	468,857
Xilinx Inc.	16,358	1,158,637

		333,963,742

Materials (2.90%)
Air Products & Chemicals Inc.	14,532	2,197,529
Albemarle Corp.	7,404	1,009,239
Avery Dennison Corp.	6,014	591,417
Ball Corp.	22,950	947,835
CF Industries Holdings Inc.	15,055	529,334
DowDuPont Inc.	155,453	10,762,044
Eastman Chemical Co.	9,827	889,245
Ecolab Inc.	17,480	2,248,103
FMC Corp.	8,823	787,982
Freeport-McMoRan Inc. (a)	88,214	1,238,525
International Flavors & Fragrances Inc.	5,337	762,711

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
International Paper Co.	27,580	$1,567,096
LyondellBasell Industries NV Class A	22,047	2,183,755
Martin Marietta Materials Inc.	4,138	853,380
Monsanto Co.	29,190	3,497,546
Mosaic Co., The	23,435	505,962
Newmont Mining Corp.	35,909	1,346,947
Nucor Corp.	21,294	1,193,316
Packaging Corporation of America	6,287	720,993
PPG Industries Inc.	17,184	1,867,213
Praxair Inc.	19,083	2,666,658
Sealed Air Corp.	12,757	544,979
Sherwin-Williams Co., The	5,427	1,943,083
Vulcan Materials Co.	8,735	1,044,706
WestRock Co.	16,769	951,305

		42,850,903

Real Estate (2.90%)
Alexandria Real Estate Equities Inc.	5,932	705,730
American Tower Corp.	28,296	3,867,497
Apartment Investment and Management Co.	10,870	476,758
AvalonBay Communities Inc.	9,090	1,621,838
Boston Properties Inc.	10,319	1,267,999
CBRE Group Inc. Class A (a)	20,180	764,418
Crown Castle International Corp.	26,829	2,682,363
Digital Realty Trust Inc.	13,633	1,613,193
Duke Realty Corp.	23,714	683,437
Equinix Inc.	5,169	2,306,925
Equity Residential	24,628	1,623,724
Essex Property Trust Inc.	4,429	1,125,099
Extra Space Storage Inc.	8,199	655,264
Federal Realty Investment Trust	4,718	586,023
GGP Inc.	38,222	793,871
HCP Inc.	30,967	861,812
Host Hotels & Resorts Inc.	49,437	914,090
Iron Mountain Inc.	16,035	623,762
Kimco Realty Corp.	27,902	545,484
Macerich Co., The	7,985	438,935
Mid-America Apartment Communities Inc.	7,506	802,241
Prologis Inc.	35,501	2,252,893
Public Storage	9,993	2,138,402
Realty Income Corp.	18,419	1,053,383
Regency Centers Corp.	9,684	600,795
SBA Communications Corp. (a)	8,077	1,163,492
Simon Property Group Inc.	20,874	3,360,923
SL Green Realty Corp.	6,956	704,782
UDR Inc.	17,327	658,946
Ventas Inc.	23,709	1,544,167
Vornado Realty Trust	11,372	874,279
Welltower Inc.	24,502	1,722,001
Weyerhaeuser Co.	50,324	1,712,526

		42,747,052

Telecommunication Services (2.12%)
AT&T Inc.	409,897	16,055,666

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
CenturyLink Inc.	36,930	$697,977
Level 3 Communications Inc. (a)	19,273	1,027,058
Verizon Communications Inc.	271,867	13,454,698

		31,235,399

Utilities (3.03%)
AES Corp., The	43,622	480,714
Alliant Energy Corp.	14,983	622,843
Ameren Corp.	15,960	923,126
American Electric Power Company Inc.	32,562	2,287,155
American Water Works Co. Inc.	11,732	949,236
CenterPoint Energy Inc.	28,694	838,152
CMS Energy Corp.	19,007	880,404
Consolidated Edison Inc.	20,509	1,654,666
Dominion Energy Inc.	41,855	3,219,905
DTE Energy Co.	12,147	1,304,102
Duke Energy Corp.	46,514	3,903,455
Edison International	21,892	1,689,406
Entergy Corp.	11,767	898,529
Eversource Energy	20,847	1,259,993
Exelon Corp.	61,877	2,330,907
FirstEnergy Corp.	29,833	919,751
NextEra Energy Inc.	31,260	4,581,153
NiSource Inc.	21,323	545,656
NRG Energy Inc.	21,820	558,374
PG&E Corp.	33,803	2,301,646
Pinnacle West Capital Corp.	7,461	630,902
PPL Corp.	45,619	1,731,241
Public Service Enterprise Group Inc.	33,890	1,567,412
SCANA Corp.	9,482	459,782
Sempra Energy	16,778	1,914,873
Southern Co.	65,922	3,239,407
WEC Energy Group Inc.	21,204	1,331,187
Xcel Energy Inc.	33,996	1,608,691

		44,632,668

Total Common Stocks
(cost $743,414,033)		1,437,775,230

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Short-term Investments (2.41%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (b)	35,625,388	$35,625,388

Total Short-term Investments
(cost $ 35,625,388)		35,625,388

TOTAL INVESTMENTS (99.85%)
(cost $ 779,039,421)		1,473,400,618
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.15%) (c)		2,221,138

NET ASSETS (100.00%)		$1,475,621,756

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

(c)	At September 30, 2017, cash in the amount of $1,378,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	303	December 2017	$37,339,303	$38,118,915	$779,612

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (99.21%)
Consumer Discretionary (11.90%)
1-800-FLOWERS.COM Inc. (a)	6,934	$68,300
Aaron’s Inc.	16,198	706,721
Abercrombie & Fitch Co. Class A	18,048	260,613
Acushnet Holdings Corp.	6,105	108,425
Adtalem Global Education Inc.	15,905	570,194
AMC Entertainment Holdings Inc. Class A	14,289	210,048
American Axle & Manufacturing Holdings Inc. (a)	21,102	370,973
American Eagle Outfitters Inc.	42,406	606,406
American Outdoor Brands Corp. (a)	14,518	221,400
American Public Education Inc. (a)	3,946	83,063
America’s Car-Mart Inc. (a)	2,000	82,250
Asbury Automotive Group Inc. (a)	4,937	301,651
Ascena Retail Group Inc. (a)	44,720	109,564
Ascent Capital Group LLC Class A (a)	2,627	34,256
At Home Group Inc. (a)	1,367	31,222
AV Homes Inc. (a)	3,652	62,632
Barnes & Noble Education Inc. (a)	10,293	67,007
Barnes & Noble Inc.	16,215	123,234
Bassett Furniture Industries Inc.	2,600	98,020
Beasley Broadcast Group Inc. Class A	1,325	15,502
Beazer Homes USA Inc. (a)	8,543	160,096
Belmond Ltd. Class A (a)	23,492	320,666
Big 5 Sporting Goods Corp.	5,444	41,647
Big Lots Inc.	11,230	601,591
Biglari Holdings Inc. (a)	264	87,989
BJ’s Restaurants Inc. (a)	5,644	171,860
Bloomin’ Brands Inc.	23,551	414,498
Bob Evans Farms Inc.	5,187	402,044
Bojangles’ Inc. (a)	4,496	60,696
Boot Barn Holdings Inc (a)	3,780	33,642
Boyd Gaming Corp.	21,421	558,017
Bridgepoint Education Inc. (a)	4,363	41,885
Brinker International Inc.	12,916	411,504
Buckle Inc., The	7,478	126,004
Buffalo Wild Wings Inc. (a)	3,913	413,604
Build-A-Bear Workshop Inc. (a)	3,700	33,855
Caesars Acquisition Co. Class A (a)	12,807	274,710
Caesars Entertainment Corp. (a)	15,006	200,330
Caleres Inc.	10,464	319,361
Callaway Golf Co.	23,757	342,814
Cambium Learning Group Inc. (a)	3,100	20,553
Camping World Holdings Inc. Class A	5,925	241,384
Capella Education Co.	3,005	210,801
Career Education Corp. (a)	16,995	176,578
Carriage Services Inc.	4,085	104,576
Carrols Restaurant Group Inc. (a)	8,700	94,830
Carvana Co. (a)	3,987	58,529
Cato Corp. Class A	6,644	87,900
Cavco Industries Inc. (a)	2,242	330,807
Central European Media Enterprises Ltd. Class A (a)	19,051	77,157
Century Casinos Inc. (a)	5,863	48,135
Century Communities Inc. (a)	5,019	123,969
Cheesecake Factory Inc., The	11,669	491,498
Chegg Inc. (a)	24,386	361,888

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Chico’s FAS Inc.	31,959	$286,033
Children’s Place Inc., The	4,484	529,785
Churchill Downs Inc.	3,451	711,596
Chuy’s Holdings Inc. (a)	4,277	90,031
Citi Trends Inc.	3,800	75,506
Clarus Corp. (a)	5,071	38,032
Clear Channel Outdoor Holdings Inc. Class A	9,937	46,207
Collectors Universe Inc.	2,144	51,392
Columbia Sportswear Co.	7,550	464,929
Conn’s Inc. (a)	4,833	136,049
Container Store Group Inc., The(a)	3,526	14,844
Cooper Tire & Rubber Co.	13,868	518,663
Cooper-Standard Holdings Inc. (a)	4,578	530,911
Core-Mark Holding Company Inc.	12,073	388,026
Cracker Barrel Old Country Store Inc.	4,873	738,844
Crocs Inc. (a)	19,093	185,202
CSS Industries Inc.	2,418	69,687
Culp Inc.	2,899	94,942
Daily Journal Corp. (a)	305	66,676
Dana Inc.	37,284	1,042,461
Dave & Buster’s Entertainment Inc. (a)	10,608	556,708
Deckers Outdoor Corp. (a)	8,254	564,656
Del Frisco’s Restaurant Group Inc. (a)	5,863	85,307
Del Taco Restaurants Inc. (a)	8,599	131,909
Delta Apparel Inc. (a)	1,816	39,062
Denny’s Corp. (a)	16,606	206,745
Dillard’s Inc. Class A	3,491	195,740
DineEquity Inc.	4,306	185,072
Dorman Products Inc. (a)	7,113	509,433
Drive Shack Inc.	16,191	58,450
DSW Inc. Class A	17,210	369,671
Duluth Holdings Inc. (a)	2,470	50,116
E.W. Scripps Co. Class A, The(a)	15,161	289,727
El Pollo Loco Holdings Inc. (a)	5,328	64,735
Eldorado Resorts Inc. (a)	12,170	312,160
Emerald Expositions Events Inc.	4,333	100,699
Empire Resorts Inc. (a)	740	16,539
Entercom Communications Corp. Class A	6,669	76,360
Entravision Communications Corp. Class A	16,849	96,039
Eros International PLC (a)	6,300	90,090
Escalade Inc.	2,500	34,000
Ethan Allen Interiors Inc.	6,422	208,073
Express Inc. (a)	19,914	134,619
Fiesta Restaurant Group Inc. (a)	6,800	129,200
Finish Line Inc. Class A, The	10,881	130,898
Five Below Inc. (a)	13,812	758,003
Flexsteel Industries Inc.	1,953	99,017
Fogo De Chao Inc. (a)	2,433	30,169
Fossil Group Inc. (a)	11,188	104,384
Fox Factory Holding Corp. (a)	9,091	391,822
Francesca’s Holdings Corp. (a)	10,214	75,175
Fred’s Inc. Class A	9,340	60,150
FTD Companies Inc. (a)	4,651	60,649
Gaia Inc. (a)	2,106	25,272

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gannett Co. Inc.	28,706	$258,354
Genesco Inc. (a)	5,020	133,532
Gentherm Inc. (a)	9,740	361,841
G-III Apparel Group Ltd. (a)	11,135	323,138
Global Eagle Entertainment Inc. (a)	12,014	41,088
GNC Holdings Inc. Class A	18,241	161,250
Golden Entertainment Inc. (a)	2,854	69,581
GoPro Inc. Class A (a)	26,911	296,290
Grand Canyon Education Inc. (a)	12,030	1,092,565
Gray Television Inc. (a)	16,773	263,336
Green Brick Partners Inc. (a)	6,407	63,429
Group 1 Automotive Inc.	4,996	362,010
Groupon Inc. (a)	88,454	459,961
Guess? Inc.	14,923	254,139
Habit Restaurants Inc., The Class A (a)	5,244	68,434
Haverty Furniture Companies Inc.	5,035	131,665
Helen of Troy Ltd. (a)	7,117	689,637
Hemisphere Media Group Inc. (a)	4,149	49,581
Hibbett Sports Inc. (a)	5,976	85,158
Hooker Furniture Corp.	2,963	141,483
Horizon Global Corp. (a)	6,029	106,352
Houghton Mifflin Harcourt Co. (a)	26,944	324,675
Hovnanian Enterprises Inc. Class A (a)	29,924	57,753
HSN Inc.	8,200	320,210
Iconix Brand Group Inc. (a)	13,474	76,667
ILG Inc.	27,712	740,742
IMAX Corp. (a)	14,231	322,332
Inspired Entertainment Inc. (a)	1,005	13,316
Installed Building Products Inc. (a)	5,617	363,982
International Speedway Corp. Class A	6,467	232,812
iRobot Corp. (a)	6,889	530,866
J. Alexander’s Holdings Inc. (a)	3,368	39,069
J.C. Penney Company Inc. (a)	81,283	309,688
J.Jill Inc. (a)	3,069	33,421
Jack in the Box Inc.	7,493	763,687
Johnson Outdoors Inc. Class A	1,230	90,134
K12 Inc. (a)	9,299	165,894
KB Home	21,458	517,567
Kirkland’s Inc. (a)	3,634	41,537
La Quinta Holdings Inc. (a)	20,799	363,982
Lands’ End Inc. (a)	3,474	45,857
Laureate Education Inc. Class A (a)	9,873	143,652
La-Z-Boy Inc.	12,256	329,686
LCI Industries	6,244	723,367
LGI Homes Inc. (a)	4,437	215,505
Libbey Inc.	5,817	53,865
Liberty Media Corp. - Liberty Braves Class A (a)	2,235	56,702
Liberty Media Corp. - Liberty Braves Class C (a)	9,060	228,946
Liberty Tax Inc.	1,400	20,160
Liberty TripAdvisor Holdings Inc. Class A (a)	19,360	239,096
Lifetime Brands Inc.	2,981	54,552
Lindblad Expeditions Holdings Inc. (a)	5,201	55,651
Lithia Motors Inc. Class A	6,089	732,568
Loral Space & Communications Inc. (a)	3,400	168,300

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lumber Liquidators Holdings Inc. (a)	7,074	$275,745
M.D.C. Holdings Inc.	10,958	363,915
M/I Homes Inc. (a)	6,337	169,388
Malibu Boats Inc. Class A (a)	4,996	158,073
Marcus Corp., The	4,843	134,151
Marine Products Corp.	2,589	41,553
MarineMax Inc. (a)	6,231	103,123
Marriott Vacations Worldwide Corp.	5,610	698,613
MCBC Holdings Inc. (a)	4,827	98,374
MDC Partners Inc. Class A (a)	14,132	155,452
Meredith Corp.	10,312	572,316
Meritage Homes Corp. (a)	10,101	448,484
Modine Manufacturing Co. (a)	12,520	241,010
Monarch Casino & Resort Inc. (a)	2,745	108,510
Monro Inc.	8,048	451,090
Motorcar Parts of America Inc. (a)	4,777	140,730
Movado Group Inc.	4,139	115,892
MSG Networks Inc. Class A (a)	15,911	337,313
NACCO Industries Inc. Class A	1,148	98,498
Nathan’s Famous Inc. (a)	743	54,945
National CineMedia Inc.	17,770	124,035
Nautilus Inc. (a)	8,074	136,451
New Home Company Inc., The(a)	3,241	36,170
New Media Investment Group Inc.	13,669	202,165
New York Times Co. Class A, The	32,519	637,372
Nexstar Media Group Inc.	11,889	740,685
Noodles & Company(a)	3,429	15,088
NutriSystem Inc.	7,658	428,082
Office Depot Inc.	133,659	606,812
Ollie’s Bargain Outlet Holdings Inc. (a)	12,388	574,803
Overstock.com Inc. (a)	4,364	129,611
Oxford Industries Inc.	4,290	272,587
Papa John’s International Inc.	6,944	507,398
Party City Holdco Inc. (a)	6,917	93,725
Penn National Gaming Inc. (a)	20,834	487,307
Perry Ellis International Inc. (a)	3,140	74,292
PetMed Express Inc.	5,100	169,065
PICO Holdings Inc. (a)	5,707	95,307
Pier 1 Imports Inc.	22,109	92,637
Pinnacle Entertainment Inc. (a)	14,260	303,881
Planet Fitness Inc. Class A	22,105	596,393
Potbelly Corp. (a)	6,054	75,070
RCI Hospitality Holdings Inc.	2,323	57,494
Reading International Inc. Class A (a)	4,300	67,596
Red Lion Hotels Corp. (a)	4,827	41,754
Red Robin Gourmet Burgers Inc. (a)	3,380	226,460
Red Rock Resorts Inc. Class A	17,973	416,255
Regis Corp. (a)	9,892	141,159
Rent-A-Center Inc.	11,371	130,539
RH(a)	5,152	362,289
Ruby Tuesday Inc. (a)	16,211	34,692
Ruth’s Hospitality Group Inc.	7,733	162,006
Saga Communications Inc. Class A	896	40,858
Salem Media Group Inc.	2,419	15,965
Scholastic Corp.	7,400	275,280
Scientific Games Corp. Class A (a)	14,008	642,267

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Sears Holdings Corp. (a)	2,769	$20,214
SeaWorld Entertainment Inc.	17,897	232,482
Select Comfort Corp. (a)	10,723	332,949
Sequential Brands Group Inc. (a)	11,050	33,039
Shake Shack Inc. Class A (a)	5,754	191,205
Shiloh Industries Inc. (a)	3,906	40,622
Shoe Carnival Inc.	2,992	66,961
Shutterfly Inc. (a)	8,529	413,486
Sinclair Broadcast Group Inc. Class A	18,936	606,899
Sonic Automotive Inc.	6,213	126,745
Sonic Corp.	10,762	273,893
Sotheby’s(a)	9,703	447,405
Speedway Motorsports Inc.	2,854	60,790
Sportsman’s Warehouse Holdings Inc. (a)	9,580	43,206
Standard Motor Products Inc.	5,685	274,301
Steven Madden Ltd. (a)	15,381	665,997
Stoneridge Inc. (a)	7,200	142,632
Strayer Education Inc.	2,720	237,374
Sturm, Ruger & Company Inc.	4,496	232,443
Superior Industries International Inc.	6,389	106,377
Superior Uniform Group Inc.	2,227	50,998
Tailored Brands Inc.	12,654	182,724
Taylor Morrison Home Corp. Class A (a)	18,114	399,414
Tenneco Inc.	13,589	824,445
Texas Roadhouse Inc. Class A	17,051	837,886
Tile Shop Holdings Inc., The	9,921	125,997
Tilly’s Inc. Class A	3,717	44,567
Time Inc.	26,257	354,470
TopBuild Corp. (a)	9,629	627,522
Tower International Inc.	5,395	146,744
Townsquare Media Inc. (a)	2,368	23,680
TRI Pointe Group Inc. (a)	38,151	526,865
tronc Inc. (a)	5,282	76,747
Unifi Inc. (a)	4,115	146,617
Universal Electronics Inc. (a)	3,738	236,989
Vera Bradley Inc. (a)	5,547	48,869
Vista Outdoor Inc. (a)	14,935	342,609
Vitamin Shoppe Inc. (a)	6,309	33,753
VOXX International Corp. (a)	5,181	44,298
Weight Watchers International Inc. (a)	7,082	308,421
Weyco Group Inc.	1,700	48,246
WideOpenWest Inc. (a)	5,113	77,104
William Lyon Homes Class A (a)	6,345	145,872
Wingstop Inc.	7,789	258,984
Winmark Corp.	663	87,350
Winnebago Industries Inc.	8,210	367,398
Wolverine World Wide Inc.	24,589	709,393
World Wrestling Entertainment Inc.	9,707	228,600
Zagg Inc. (a)	7,200	113,400
Zoe’s Kitchen Inc. (a)	5,000	63,150
Zumiez Inc. (a)	4,699	85,052

		63,584,338

Consumer Staples (2.58%)
Alico Inc.	885	30,223

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Amplify Snack Brands Inc. (a)	8,793	$62,345
Andersons Inc., The	7,023	240,538
B&G Foods Inc. Class A	16,784	534,570
Boston Beer Co. Inc. (a)	2,190	342,078
Calavo Growers Inc.	4,169	305,171
Cal-Maine Foods Inc. (a)	8,107	333,198
Castle Brands Inc. (a)	22,223	29,779
Central Garden & Pet Co. (a)	2,813	109,257
Central Garden & Pet Co. Class A (a)	8,826	328,239
Chefs’ Warehouse Inc., The(a)	4,800	92,640
Coca-Cola Bottling Co. Consolidated	1,217	262,568
Craft Brew Alliance Inc. (a)	3,416	59,951
Darling Ingredients Inc. (a)	42,178	738,959
Dean Foods Co.	23,806	259,009
e.l.f. Beauty Inc. (a)	5,375	121,206
Farmer Brothers Co. (a)	2,031	66,718
Fresh Del Monte Produce Inc.	8,488	385,864
Freshpet Inc. (a)	5,899	92,319
Hostess Brands Inc. (a)	20,884	285,275
HRG Group Inc. (a)	30,972	483,473
Ingles Markets Inc. Class A	3,588	92,212
Inter Parfums Inc.	4,504	185,790
J&J Snack Foods Corp.	3,941	517,453
John B. Sanfilippo & Son Inc.	2,288	154,005
Lancaster Colony Corp.	4,778	573,933
Landec Corp. (a)	6,700	86,765
Lifeway Foods Inc. (a)	1,100	9,790
Limoneira Co.	2,967	68,745
Medifast Inc.	2,760	163,861
MGP Ingredients Inc.	3,195	193,713
National Beverage Corp.	3,029	375,747
Natural Grocers by Vitamin Cottage
Inc. (a)	2,202	12,287
Natural Health Trends Corp.	1,900	45,410
Nature’s Sunshine Products Inc.	2,686	27,263
Oil-Dri Corporation of America	1,200	58,716
Omega Protein Corp.	5,580	92,907
Orchids Paper Products Co.	2,400	33,792
Performance Food Group Co. (a)	21,803	615,935
PriceSmart Inc.	5,738	512,116
Primo Water Corp. (a)	6,052	71,716
Revlon Inc. Class A (a)	3,254	79,886
Sanderson Farms Inc.	5,235	845,557
Seneca Foods Corp. Class A (a)	1,805	62,272
Smart & Final Stores Inc. (a)	5,816	45,656
Snyder’s-Lance Inc.	22,420	855,099
SpartanNash Co.	9,666	254,892
SUPERVALU Inc. (a)	10,131	220,349
Tootsie Roll Industries Inc.	4,203	159,714
Turning Point Brands Inc. (a)	1,571	26,707
United Natural Foods Inc. (a)	13,279	552,274
Universal Corp.	6,278	359,729
USANA Health Sciences Inc. (a)	3,036	175,177
Vector Group Ltd.	25,128	514,370
Village Super Market Inc. Class A	1,928	47,699
WD-40 Co.	3,593	402,057

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Weis Markets Inc.	2,444	$106,314

		13,763,288

Energy (3.68%)
Abraxas Petroleum Corp. (a)	38,498	72,376
Adams Resources & Energy Inc.	500	20,750
Approach Resources Inc. (a)	11,105	27,874
Arch Coal Inc. Class A	5,303	380,437
Archrock Inc.	18,345	230,230
Ardmore Shipping Corp. (a)	8,572	70,719
Atwood Oceanics Inc. (a)	19,060	178,973
Basic Energy Services Inc. (a)	4,490	86,657
Bill Barrett Corp. (a)	19,874	85,259
Bonanza Creek Energy Inc. (a)	5,262	173,593
Bristow Group Inc.	8,823	82,495
C&J Energy Services Inc. (a)	12,080	362,038
California Resources Corp. (a)	11,293	118,125
Callon Petroleum Co. (a)	52,700	592,348
CARBO Ceramics Inc. (a)	6,179	53,325
Carrizo Oil & Gas Inc. (a)	19,407	332,442
Clean Energy Fuels Corp. (a)	35,633	88,370
Cloud Peak Energy Inc. (a)	19,597	71,725
Contango Oil & Gas Co. (a)	6,309	31,734
CVR Energy Inc.	4,026	104,273
Delek US Holdings Inc.	19,920	532,462
Denbury Resources Inc. (a)	104,025	139,394
DHT Holdings Inc.	20,681	82,310
Diamond Offshore Drilling Inc. (a)	16,912	245,224
Dorian LPG Ltd. (a)	5,093	34,734
Dril-Quip Inc. (a)	9,871	435,805
Earthstone Energy Inc. Class A (a)	4,402	48,378
Eclipse Resources Corp. (a)	22,688	56,720
Energy XXI Gulf Coast Inc. (a)	7,869	81,365
Ensco PLC Class A	79,967	477,403
EP Energy Corp. Class A (a)	9,811	31,984
Era Group Inc. (a)	5,000	55,950
Evolution Petroleum Corp.	6,708	48,298
Exterran Corp. (a)	8,198	259,139
Fairmount Santrol Holdings Inc. (a)	40,542	193,791
Forum Energy Technologies Inc. (a)	17,979	285,866
Frank’s International NV	12,851	99,210
Frontline Ltd.	19,281	116,457
GasLog Ltd.	10,809	188,617
Gastar Exploration Inc. (a)	46,132	40,578
Gener8 Maritime Inc. (a)	12,561	56,650
Geospace Technologies Corp. (a)	3,300	58,806
Golar LNG Ltd.	25,172	569,139
Green Plains Inc.	9,600	193,440
Gulf Island Fabrication Inc.	3,453	43,853
Halcon Resources Corp. (a)	32,579	221,537
Hallador Energy Co.	3,987	22,806
Helix Energy Solutions Group Inc. (a)	35,617	263,210
Independence Contract Drilling Inc. (a)	7,450	28,310
International Seaways Inc. (a)	7,635	150,410
Isramco Inc. (a)	222	25,752
Jagged Peak Energy Inc. (a)	14,225	194,314
Jones Energy Inc. Class A (a)	12,746	24,472

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Keane Group Inc. (a)	7,987	$133,223
Key Energy Services Inc. (a)	2,652	34,927
Lilis Energy Inc. (a)	10,828	48,401
Mammoth Energy Services Inc. (a)	1,739	29,320
Matador Resources Co. (a)	23,501	638,052
Matrix Service Co. (a)	6,700	101,840
McDermott International Inc. (a)	73,867	537,013
Midstates Petroleum Company Inc. (a)	3,236	50,287
Natural Gas Services Group(a)	3,100	88,040
Navios Maritime Acquisition Corp.	20,400	24,888
NCS Multistage Holdings Inc. (a)	2,879	69,326
Newpark Resources Inc. (a)	22,714	227,140
Noble Corp. PLC (a)	63,676	292,910
Nordic American Tankers Ltd.	25,810	137,825
Oasis Petroleum Inc. (a)	61,774	563,379
Oil States International Inc. (a)	13,314	337,510
Overseas Shipholding Group Inc. Class A (a)	10,678	28,083
Pacific Ethanol Inc. (a)	10,819	60,045
Panhandle Oil & Gas Inc.	4,126	98,199
Par Pacific Holdings Inc. (a)	8,058	167,606
Parker Drilling Co. (a)	39,338	43,272
PDC Energy Inc. (a)	17,249	845,718
Peabody Energy Corp. (a)	16,193	469,759
Penn Virginia Corp. (a)	3,804	152,084
PHI Inc. (a)	3,200	37,632
Pioneer Energy Services Corp. (a)	18,501	47,178
ProPetro Holding Corp. (a)	6,590	94,566
Ranger Energy Services Inc. (a)	1,116	16,405
Renewable Energy Group Inc. (a)	10,483	127,368
Resolute Energy Corp. (a)	5,665	168,194
REX American Resources Corp. (a)	1,511	141,777
RigNet Inc. (a)	3,601	61,937
Ring Energy Inc. (a)	13,066	189,326
Rowan Companies PLC Class A (a)	30,619	393,454
Sanchez Energy Corp. (a)	13,805	66,540
SandRidge Energy Inc. (a)	9,292	186,676
Scorpio Tankers Inc.	52,120	178,772
SEACOR Holdings Inc. (a)	4,234	195,230
SEACOR Marine Holdings Inc. (a)	4,256	66,564
Select Energy Services Inc. Class A (a)	2,091	33,289
SemGroup Corp. Class A	17,290	497,088
Ship Finance International Ltd.	15,661	227,084
SilverBow Resources Inc. (a)	1,950	47,872
Smart Sand Inc. (a)	5,612	38,049
Solaris Oilfield Infrastructure Inc. Class A (a)	2,649	46,172
SRC Energy Inc. (a)	52,485	507,530
Stone Energy Corp. (a)	5,059	147,015
Superior Energy Services Inc. (a)	39,596	422,885
Teekay Corp.	13,678	122,145
Teekay Tankers Ltd. Class A	30,119	48,793
Tellurian Inc. (a)	14,375	153,525
Tesco Corp. (a)	12,896	70,283
TETRA Technologies Inc. (a)	28,359	81,107
Ultra Petroleum Corp. (a)	50,901	441,312
Unit Corp. (a)	13,454	276,883

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Uranium Energy Corp. (a)	34,861	$48,108
US Silica Holdings Inc.	21,296	661,667
W&T Offshore Inc. (a)	24,814	75,683
Westmoreland Coal Co. (a)	4,969	12,671
WildHorse Resource Development Corp. (a)	4,958	66,041
Willbros Group Inc. (a)	10,092	32,496

		19,678,291

Financials (17.95%)
1st Source Corp.	4,179	212,293
Access National Corp.	3,602	103,236
ACNB Corp.	1,429	39,583
AG Mortgage Investment Trust Inc.	8,183	157,441
Allegiance Bancshares Inc. (a)	2,812	103,482
Ambac Financial Group Inc. (a)	2,003	34,572
American Equity Investment Life Holding Co.	21,333	620,364
American National Bankshares Inc.	2,300	94,760
Ameris Bancorp	9,571	459,408
Amerisafe Inc.	5,112	297,518
Ames National Corp.	2,200	65,670
AmTrust Financial Services Inc.	22,424	301,827
Anworth Mortgage Asset Corp.	26,288	157,991
Apollo Commercial Real Estate Finance Inc.	26,728	484,044
Ares Commercial Real Estate Corp.	8,036	106,959
Argo Group International Holdings Ltd.	7,591	466,846
Arlington Asset Investment Corp. Class A	5,483	69,799
ARMOUR Residential REIT Inc.	10,049	270,318
Arrow Financial Corp.	3,104	106,622
Artisan Partners Asset Management Inc. Class A	11,753	383,148
ASB Bancorp Inc. (a)	718	32,382
Associated Capital Group Inc. Class A	1,310	46,767
Astoria Financial Corp.	23,673	508,970
Atlantic Capital Bankshares Inc. (a)	5,456	99,026
Atlas Financial Holdings Inc. (a)	2,704	51,106
B. Riley Financial Inc.	5,347	91,166
Baldwin & Lyons Inc.	2,928	66,026
Banc of California Inc.	11,481	238,231
BancFirst Corp.	4,336	246,068
Banco Latinoamericano de Comercio Exterior SA	8,017	236,020
Bancorp Inc., The(a)	14,109	116,681
BancorpSouth Inc.	22,455	719,683
Bank Mutual Corp.	10,781	109,427
Bank of Commerce Holdings	3,859	44,378
Bank of Marin Bancorp	1,500	102,750
Bank of N.T. Butterfield & Son Ltd., The	13,982	512,300
BankFinancial Corp.	4,403	69,964
Bankwell Financial Group Inc.	1,510	55,779
Banner Corp.	8,585	526,089
Bar Harbor Bankshares	3,973	124,593

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
BCB Bancorp Inc.	2,478	$34,568
Bear State Financial Inc.	4,489	46,057
Beneficial Bancorp Inc.	17,390	288,674
Berkshire Hills Bancorp Inc.	10,139	392,886
Blue Capital Reinsurance Holdings Ltd.	1,924	31,650
Blue Hills Bancorp Inc.	6,514	125,069
BofI Holding Inc. (a)	15,379	437,840
Boston Private Financial Holdings Inc.	21,890	362,280
Bridge Bancorp Inc.	4,997	169,648
Brookline Bancorp Inc.	19,688	305,164
Bryn Mawr Bank Corp.	4,460	195,348
BSB Bancorp Inc. (a)	2,276	68,166
Byline Bancorp Inc. (a)	1,466	31,167
C&F Financial Corp.	801	44,055
Cadence BanCorporation(a)	2,269	52,005
California First National Bancorp	616	11,150
Camden National Corp.	3,939	171,898
Capital Bank Financial Corp. Class A	7,586	311,405
Capital City Bank Group Inc.	2,998	71,982
Capitol Federal Financial Inc.	33,660	494,802
Capstar Financial Holdings Inc. (a)	2,222	43,507
Capstead Mortgage Corp.	26,454	255,281
Carolina Financial Corp.	3,753	134,658
Cathay General Bancorp	19,580	787,116
CenterState Bank Corp.	14,024	375,843
Central Pacific Financial Corp.	7,057	227,094
Central Valley Community Bancorp	2,527	56,352
Century Bancorp Inc. Class A	809	64,801
Charter Financial Corp.	3,605	66,801
Chemical Financial Corp.	18,481	965,817
Chemung Financial Corp.	727	34,242
Cherry Hill Mortgage Investment Corp.	3,987	72,165
Citizens & Northern Corp.	3,100	76,136
Citizens Inc. (a)	12,300	90,405
City Holding Co.	3,868	278,148
Civista Bancshares Inc.	2,518	56,252
Clifton Bancorp Inc.	5,958	99,618
CNB Financial Corp.	3,800	103,816
CNO Financial Group Inc.	43,650	1,018,791
CoBiz Financial Inc.	9,274	182,141
Codorus Valley Bancorp Inc.	2,047	62,863
Cohen & Steers Inc.	5,464	215,773
Columbia Banking System Inc.	15,319	645,083
Commerce Union Bancshares Inc.	1,745	40,449
Community Bank System Inc.	12,792	706,758
Community Bankers Trust Corp. (a)	5,471	50,333
Community Financial Corp., The	1,002	35,441
Community Trust Bancorp Inc.	4,122	191,673
ConnectOne Bancorp Inc.	7,782	191,437
County Bancorp Inc.	1,115	33,506
Cowen Inc. (a)	6,634	118,085
Crawford & Co. Class B	3,088	36,932
CU Bancorp(a)	4,470	173,324
Customers Bancorp Inc. (a)	7,336	239,300
CVB Financial Corp.	26,698	645,291
CYS Investments Inc.	38,496	332,605

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Diamond Hill Investment Group	821	$174,339
Dime Community Bancshares	8,722	187,523
DNB Financial Corp.	775	27,280
Donegal Group Inc.	2,961	47,761
Donnelley Financial Solutions Inc. (a)	8,413	181,384
Dynex Capital Inc.	13,301	96,698
Eagle Bancorp Inc. (a)	8,129	545,049
eHealth Inc. (a)	3,939	94,103
Elevate Credit Inc. (a)	3,834	23,426
Ellington Residential Mortgage REIT	2,761	40,090
EMC Insurance Group Inc.	2,447	68,883
Employers Holdings Inc.	8,175	371,554
Encore Capital Group Inc. (a)	6,248	276,786
Enova International Inc. (a)	8,672	116,638
Enstar Group Ltd. (a)	2,877	639,701
Entegra Financial Corp. (a)	1,678	41,866
Enterprise Bancorp Inc.	2,514	91,283
Enterprise Financial Services Corp.	5,742	243,174
Equity Bancshares Inc. Class A (a)	2,793	99,375
ESSA Bancorp Inc.	2,248	35,294
Essent Group Ltd. (a)	20,932	847,746
Evans Bancorp Inc.	1,166	50,371
Evercore Inc. Class A	10,051	806,593
EZCORP Inc. Class A (a)	13,652	129,694
Farmers & Merchants Bancorp Inc.	2,176	79,315
Farmers Capital Bank Corp.	1,800	75,690
Farmers National Banc Corp.	6,787	102,144
FB Financial Corp. (a)	3,271	123,382
FBL Financial Group Inc. Class A	2,551	190,050
FCB Financial Holdings Inc. Class A (a)	9,208	444,746
Federal Agricultural Mortgage Corp. Class C	2,347	170,721
Federated National Holding Co.	3,558	55,540
Fidelity & Guaranty Life	3,180	98,739
Fidelity Southern Corp.	5,265	124,465
Fifth Street Asset Management Inc.	1,502	5,858
Financial Engines Inc.	15,251	529,972
Financial Institutions Inc.	3,700	106,560
First BanCorp(a)	48,546	248,556
First Bancorp (North Carolina)	6,197	213,239
First Bancorp Inc.	2,862	86,747
First Bancshares Inc., The	2,167	65,335
First Busey Corp.	9,728	305,070
First Business Financial Services Inc.	2,000	45,500
First Citizens BancShares Inc. Class A	1,938	724,599
First Commonwealth Financial Corp.	25,224	356,415
First Community Bancshares Inc.	4,032	117,372
First Connecticut Bancorp Inc.	3,703	99,055
First Defiance Financial Corp.	2,589	135,897
First Financial Bancorp	15,980	417,877
First Financial Bankshares Inc.	16,286	736,127
First Financial Corp. Indiana	2,566	122,142
First Financial Northwest Inc.	2,146	36,461
First Foundation Inc. (a)	7,054	126,196
First Guaranty Bancshares Inc.	952	25,647
First Internet Bancorp	1,888	60,982
First Interstate BancSystem Inc.	6,693	256,007

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Merchants Corp.	10,573	$453,899
First Mid-Illinois Bancshares Inc.	2,421	92,966
First Midwest Bancorp Inc.	26,619	623,417
First Northwest Bancorp(a)	2,932	50,137
First of Long Island Corp., The	6,070	184,832
FirstCash Inc.	12,362	780,660
Flagstar Bancorp Inc. (a)	5,670	201,172
Flushing Financial Corp.	7,492	222,662
FNB Bancorp	1,308	44,367
FNFV Group(a)	15,805	271,056
Franklin Financial Network Inc. (a)	3,122	111,299
Fulton Financial Corp.	44,031	825,581
Gain Capital Holdings Inc.	9,344	59,708
GAMCO Investors Inc.	1,355	40,325
Genworth Financial Inc. Class A (a)	123,453	475,294
German American Bancorp Inc.	5,632	214,185
Glacier Bancorp Inc.	20,016	755,804
Global Indemnity Ltd. (a)	2,257	95,697
Granite Point Mortgage Trust Inc.	2,315	43,360
Great Ajax Corp.	4,893	68,942
Great Southern Bancorp Inc.	2,713	150,978
Great Western Bancorp Inc.	15,490	639,427
Green Bancorp Inc. (a)	5,117	121,017
Green Dot Corp. Class A (a)	11,911	590,547
Greene County Bancorp Inc.	553	16,618
Greenhill & Co. Inc.	7,539	125,147
Greenlight Capital Re Ltd. Class A (a)	7,873	170,450
Guaranty Bancorp	6,080	169,024
Guaranty Bancshares Inc.	519	16,603
Hallmark Financial Services Inc. (a)	4,391	50,980
Hamilton Lane Inc. Class A	3,858	103,587
Hancock Holding Co.	21,665	1,049,669
Hanmi Financial Corp.	8,220	254,409
Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,688	309,207
HarborOne Bancorp Inc. (a)	3,823	71,911
HCI Group Inc.	2,144	82,008
Health Insurance Innovations Inc.
Class A (a)	2,919	42,326
Heartland Financial USA Inc.	6,192	305,885
Heritage Commerce Corp.	9,347	133,008
Heritage Financial Corp.	7,557	222,932
Heritage Insurance Holdings Inc.	7,334	96,882
Hilltop Holdings Inc.	18,725	486,850
Hingham Institution for Savings	380	72,303
Home Bancorp Inc.	1,446	60,472
Home Bancshares Inc.	41,010	1,034,272
HomeStreet Inc. (a)	6,141	165,807
HomeTrust Bancshares Inc. (a)	4,660	119,529
Hope Bancorp Inc.	33,739	597,518
Horace Mann Educators Corp.	10,780	424,193
Horizon Bancorp	5,385	157,080
Houlihan Lokey Inc.	6,324	247,458
Howard Bancorp Inc. (a)	2,253	47,088
IBERIABANK Corp.	13,195	1,083,969
Impac Mortgage Holdings Inc. (a)	2,776	36,255
Independence Holding Co.	1,974	49,844

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Independent Bank Corp.	6,936	$517,772
Independent Bank Corp. (Michigan)	5,123	116,036
Independent Bank Group Inc.	4,607	277,802
Infinity Property & Casualty Corp.	2,902	273,368
International Bancshares Corp.	14,019	562,162
INTL FCStone Inc. (a)	3,927	150,483
Invesco Mortgage Capital	28,736	492,248
Investar Holding Corp.	2,110	50,851
Investment Technology Group Inc.	8,661	191,755
Investors Bancorp Inc.	66,135	902,081
Investors Title Co.	440	78,791
James River Group Holdings Ltd.	5,698	236,353
Kearny Financial Corp.	22,675	348,061
Kemper Corp.	10,220	541,660
Kingstone Companies Inc.	2,427	39,560
Kinsale Capital Group Inc.	3,817	164,780
KKR Real Estate Finance Trust Inc.	2,819	59,312
Ladder Capital Corp.	19,439	267,869
Ladenburg Thalmann Financial Services Inc.	25,430	73,238
Lakeland Bancorp Inc.	11,641	237,476
Lakeland Financial Corp.	6,198	301,967
LCNB Corp.	2,051	42,968
LegacyTexas Financial Group Inc.	12,320	491,814
LendingClub Corp. (a)	83,262	507,066
LendingTree Inc. (a)	1,633	399,187
Live Oak Bancshares Inc.	5,768	135,260
Macatawa Bank Corp.	6,118	62,771
Maiden Holdings Ltd.	15,879	126,238
MainSource Financial Group Inc.	6,415	230,042
Malvern Bancorp Inc. (a)	1,665	44,539
Marlin Business Services Corp.	2,159	62,071
MB Financial Inc.	21,128	951,183
MBIA Inc. (a)	33,001	287,109
MBT Financial Corp.	4,156	45,508
Medley Management Inc. Class A	1,502	9,237
Mercantile Bank Corp.	4,257	148,569
Meridian Bancorp Inc.	12,957	241,648
Meta Financial Group Inc.	2,342	183,613
MGIC Investment Corp. (a)	95,460	1,196,114
Middlefield Banc Corp.	669	30,841
Midland States Bancorp Inc.	3,984	126,213
MidSouth Bancorp Inc.	3,546	42,729
MidWestOne Financial Group Inc.	2,892	97,634
Moelis & Co.	7,986	343,797
MTGE Investment Corp.	12,697	246,322
MutualFirst Financial Inc.	1,344	51,677
National Bank Holdings Corp. Class A	6,279	224,098
National Bankshares Inc.	1,700	76,415
National Commerce Corp. (a)	2,739	117,229
National General Holdings Corp.	13,004	248,506
National Western Life Group Inc. Class A	593	206,957
Nationstar Mortgage Holdings Inc. (a)	7,849	145,756
Navigators Group Inc., The	5,448	317,891
NBT Bancorp Inc.	11,097	407,482
Nelnet Inc. Class A	5,084	256,742

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
New York Mortgage Trust Inc.	29,986	$184,414
NewStar Financial Inc.	8,129	95,434
NI Holdings Inc. (a)	2,754	49,297
Nicolet Bankshares Inc. (a)	2,338	134,505
NMI Holdings Inc. Class A (a)	15,028	186,347
Northfield Bancorp Inc.	11,334	196,645
Northrim BanCorp Inc.	1,641	57,353
Northwest Bancshares Inc.	23,770	410,508
Norwood Financial Corp.	1,443	44,040
OceanFirst Financial Corp.	8,219	225,940
Ocwen Financial Corp. (a)	27,500	94,600
OFG Bancorp	11,711	107,156
Ohio Valley Banc Corp.	1,011	36,800
Old Line Bancshares Inc.	2,037	57,036
Old National Bancorp	35,223	644,581
Old Point Financial Corp.	881	28,544
Old Second Bancorp Inc.	7,100	95,495
OM Asset Management PLC	18,894	281,898
On Deck Capital Inc. (a)	12,136	56,675
Oppenheimer Holdings Inc. Class A	2,680	46,498
Opus Bank(a)	5,446	130,704
Orchid Island Capital Inc.	10,437	106,353
Oritani Financial Corp.	10,256	172,301
Orrstown Financial Services Inc.	1,633	40,662
Owens Realty Mortgage Inc.	2,720	49,531
Pacific Continental Corp.	5,589	150,624
Pacific Mercantile Bancorp(a)	3,714	33,983
Pacific Premier Bancorp Inc. (a)	10,227	386,069
Paragon Commercial Corp. (a)	1,090	61,541
Park National Corp.	3,546	382,933
Park Sterling Corp.	13,538	168,142
Parke Bancorp Inc.	1,456	32,323
PCSB Financial Corp. (a)	4,726	89,132
Peapack-Gladstone Financial Corp.	4,109	138,638
Penns Woods Bancorp Inc.	1,257	58,413
PennyMac Mortgage Investment Trust	17,565	305,455
Peoples Bancorp Inc.	4,259	143,060
Peoples Bancorp of North Carolina Inc.	1,062	37,828
Peoples Financial Services Corp.	1,900	90,820
People’s Utah Bancorp	3,262	105,852
PHH Corp. (a)	13,596	189,392
Piper Jaffray Companies Inc.	3,831	227,370
PJT Partners Inc. Class A	4,854	185,957
PRA Group Inc. (a)	12,113	347,037
Preferred Bank	3,230	194,930
Premier Financial Bancorp Inc.	2,157	47,001
Primerica Inc.	11,703	954,380
Provident Bancorp Inc. (a)	1,045	24,192
Provident Financial Holdings Inc.	1,708	33,477
Provident Financial Services Inc.	16,116	429,814
Prudential Bancorp Inc.	2,028	37,579
Pzena Investment Management Inc. Class A	3,586	39,052
QCR Holdings Inc.	3,141	142,916
Radian Group Inc.	55,855	1,043,930
RBB Bancorp (a)	743	17,007

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Redwood Trust Inc.	19,693	$320,799
Regional Management Corp. (a)	2,600	62,946
Renasant Corp.	11,409	489,446
Republic Bancorp Inc. Class A	2,619	101,853
Republic First Bancorp Inc. (a)	13,455	124,459
Resource Capital Corp.	8,574	92,428
Riverview Bancorp Inc.	5,029	42,244
RLI Corp.	10,137	581,458
S&T Bancorp Inc.	8,884	351,629
Safeguard Scientifics Inc. (a)	5,216	69,634
Safety Insurance Group Inc.	3,764	287,193
Sandy Spring Bancorp Inc.	6,294	260,823
Seacoast Banking Corporation of Florida (a)	10,452	249,698
Selective Insurance Group Inc.	14,948	804,950
ServisFirst Bancshares Inc.	12,201	474,009
Shore Bancshares Inc.	2,988	49,750
SI Financial Group Inc.	2,871	42,921
Sierra Bancorp	3,000	81,450
Silvercrest Asset Management Group Inc. Class A	1,782	25,928
Simmons First National Corp.	7,773	450,057
SmartFinancial Inc. (a)	1,823	43,861
South State Corp.	7,521	677,266
Southern First Bancshares Inc. (a)	1,427	51,871
Southern Missouri Bancorp Inc.	1,446	52,765
Southern National Bancorp of Virginia Inc.	5,216	88,620
Southside Bancshares Inc.	7,260	263,974
Southwest Bancorp Inc.	4,955	136,510
State Auto Financial Corp.	4,446	116,619
State Bank Financial Corp.	9,764	279,739
State National Companies Inc.	7,573	158,957
Sterling Bancorp	34,423	848,527
Stewart Information Services Corp.	5,604	211,607
Stifel Financial Corp.	17,100	914,166
Stock Yards Bancorp Inc.	5,650	214,700
Summit Financial Group Inc.	2,641	67,768
Sun Bancorp Inc.	2,832	70,375
Sunshine Bancorp Inc. (a)	1,920	44,621
Sutherland Asset Management Corp.	4,818	75,643
Territorial Bancorp Inc.	2,085	65,823
Texas Capital Bancshares Inc. (a)	12,820	1,099,956
Third Point Reinsurance Ltd. (a)	20,310	316,836
Timberland Bancorp Inc.	1,578	49,455
Tiptree Inc.	8,549	53,431
Tompkins Financial Corp.	3,867	333,103
TowneBank	14,710	492,785
TPG RE Finance Trust Inc. (a)	2,685	53,082
Trico Bancshares	5,323	216,912
Tristate Capital Holdings Inc. (a)	5,500	125,950
Triumph Bancorp Inc. (a)	4,572	147,447
Trupanion Inc. (a)	5,880	155,291
Trustco Bank Corp. NY	23,377	208,055
Trustmark Corp.	17,798	589,470
Two River Bancorp	1,809	35,854
UMB Financial Corp.	11,791	878,312

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Umpqua Holdings Corp.	56,853	$1,109,202
Union Bankshares Corp.	11,314	399,384
Union Bankshares Inc.	889	43,028
United Bankshares Inc.	26,085	969,058
United Community Banks Inc.	18,536	529,017
United Community Financial Corp.	12,500	120,000
United Financial Bancorp Inc.	13,173	240,934
United Fire Group Inc.	5,778	264,748
United Insurance Holdings Corp.	4,480	73,024
United Security Bancshares	3,268	31,046
Unity Bancorp Inc.	1,926	38,135
Universal Insurance Holdings Inc.	8,575	197,225
Univest Corp. of Pennsylvania	6,643	212,576
Valley National Bancorp	67,498	813,351
Veritex Holdings Inc. (a)	3,723	100,372
Virtu Financial Inc. Class A	6,783	109,885
Virtus Investment Partners Inc.	1,768	205,176
Waddell & Reed Financial Inc. Class A	21,227	426,026
Walker & Dunlop Inc. (a)	7,294	381,695
Washington Federal Inc.	22,648	762,105
Washington Trust Bancorp Inc.	3,982	227,970
WashingtonFirst Bankshares Inc.	2,532	90,114
Waterstone Financial Inc.	6,915	134,842
WesBanco Inc.	10,984	450,564
West Bancorporation	4,200	102,480
Westamerica Bancorporation	6,603	393,143
Western Asset Mortgage Capital Corp.	11,366	119,002
Western New England Bancorp Inc.	6,784	73,946
Westwood Holdings Group Inc.	2,134	143,554
Wins Finance Holdings Inc. (a)(b)(c)	357	36,596
Wintrust Financial Corp.	14,449	1,131,501
WisdomTree Investments Inc.	29,596	301,287
WMIH Corp. (a)	51,344	48,777
World Acceptance Corp. (a)	1,652	136,934
WSFS Financial Corp.	7,897	384,979
Xenith Bankshares Inc. (a)	1,347	43,778

		95,900,066

Health Care (15.60%)
AAC Holdings Inc. (a)	2,887	28,668
Abaxis Inc.	5,721	255,447
Abeona Therapeutics Inc. (a)	6,160	105,028
Accelerate Diagnostics Inc. (a)	6,761	151,784
Acceleron Pharma Inc. (a)	8,345	311,435
Accuray Inc. (a)	21,167	84,668
Aceto Corp.	7,364	82,698
Achaogen Inc. (a)	8,840	140,998
Achillion Pharmaceuticals Inc. (a)	30,812	138,346
Aclaris Therapeutics Inc. (a)	5,828	150,421
Acorda Therapeutics Inc. (a)	11,223	265,424
Adamas Pharmaceuticals Inc. (a)	4,276	90,523
Addus HomeCare Corp. (a)	2,195	77,484
Aduro Biotech Inc. (a)	10,795	114,967
Advaxis Inc. (a)	9,692	40,513
Aerie Pharmaceuticals Inc. (a)	8,492	412,711

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Agenus Inc. (a)	18,600	$82,026
Aileron Therapeutics Inc. (a)	1,175	15,722
Aimmune Therapeutics Inc. (a)	9,150	226,828
Akcea Therapeutics Inc. (a)	3,820	105,699
Akebia Therapeutics Inc. (a)	11,505	226,303
Alder Biopharmaceuticals Inc. (a)	16,065	196,796
Allscripts Healthcare Solutions Inc. (a)	47,400	674,502
Almost Family Inc. (a)	3,327	178,660
AMAG Pharmaceuticals Inc. (a)	9,117	168,209
Amedisys Inc. (a)	7,388	413,432
American Renal Associates Holdings Inc. (a)	2,656	39,760
Amicus Therapeutics Inc. (a)	42,636	642,951
AMN Healthcare Services Inc. (a)	12,026	549,588
Amphastar Pharmaceuticals Inc. (a)	9,135	163,242
Analogic Corp.	3,257	272,774
AnaptysBio Inc. (a)	3,033	106,003
Anavex Life Sciences Corp. (a)	8,376	34,677
Angiodynamics Inc. (a)	9,498	162,321
ANI Pharmaceuticals Inc. (a)	2,055	107,867
Anika Therapeutics Inc. (a)	3,612	209,496
Antares Pharma Inc. (a)	37,153	120,376
Aratana Therapeutics Inc. (a)	10,556	64,708
Ardelyx Inc. (a)	8,691	48,670
Arena Pharmaceuticals Inc. (a)	10,048	256,224
Array Biopharma Inc. (a)	45,017	553,709
Assembly Biosciences Inc. (a)	3,555	124,141
Asterias Biotherapeutics(a)	5,683	19,322
Atara Biotherapeutics Inc. (a)	6,928	114,658
Athenex Inc. (a)	1,663	29,119
Athersys Inc. (a)	30,406	62,636
AtriCure Inc. (a)	8,148	182,271
Atrion Corp.	369	247,968
Audentes Therapeutics Inc. (a)	3,925	109,939
AveXis Inc. (a)	6,397	618,782
AxoGen Inc. (a)	7,053	136,476
Axovant Sciences Ltd. (a)	8,534	58,714
Bellicum Pharmaceutical Inc. (a)	7,195	83,102
BioCryst Pharmaceuticals Inc. (a)	20,275	106,241
Biohaven Pharmaceutical Holding Company Ltd. (a)	2,630	98,309
BioScrip Inc. (a)	30,994	85,234
BioSpecifics Technologies Corp. (a)	1,431	66,570
BioTelemetry Inc. (a)	7,066	233,178
BioTime Inc. (a)	19,903	56,525
Bluebird Bio Inc. (a)	11,803	1,621,142
Blueprint Medicines Corp. (a)	10,112	704,503
Calithera Biosciences Inc. (a)	7,937	125,008
Calyxt Inc. (a)	2,038	49,911
Cambrex Corp. (a)	8,487	466,785
Cantel Medical Corp.	9,454	890,283
Capital Senior Living Corp. (a)	6,561	82,341
Cara Therapeutics Inc. (a)	6,765	92,613
Cardiovascular Systems Inc. (a)	8,549	240,654
Cascadian Therapeutics Inc. (a)	8,633	35,309
Castlight Health Inc. Class B (a)	16,604	71,397
Catalent Inc. (a)	32,440	1,295,005

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Catalyst Pharmaceuticals Inc. (a)	18,363	$46,275
Celldex Therapeutics Inc. (a)	31,299	89,515
Cempra Inc. (a)	11,585	37,651
Cerus Corp. (a)	26,071	71,174
Chemed Corp.	4,004	809,008
ChemoCentryx Inc. (a)	5,355	39,734
Chimerix Inc. (a)	11,084	58,191
Civitas Solutions Inc. (a)	4,333	79,944
Clearside Biomedical Inc. (a)	5,346	46,724
Clovis Oncology Inc. (a)	11,281	929,554
Coherus Biosciences Inc. (a)	9,605	128,227
Collegium Pharmaceutical Inc. (a)	5,863	61,503
Community Health Systems Inc. (a)	24,948	191,601
Computer Programs & Systems Inc.	2,972	87,823
Conatus Pharmaceuticals Inc. (a)	6,669	36,613
Concert Pharmaceuticals Inc. (a)	4,488	66,198
ConforMis Inc. (a)	8,957	31,529
Conmed Corp.	7,188	377,154
Corbus Pharmaceuticals Holdings Inc. (a)	11,500	82,225
Corcept Therapeutics Inc. (a)	23,714	457,680
Corindus Vascular Robotics Inc. (a)	21,596	32,826
Corium International Inc. (a)	6,632	73,483
Corvel Corp. (a)	2,550	138,720
Corvus Pharmaceuticals Inc. (a)	2,140	34,112
Cotiviti Holdings Inc. (a)	9,573	344,437
Cross Country Healthcare Inc. (a)	9,593	136,508
CryoLife Inc. (a)	8,171	185,482
Curis Inc. (a)	33,389	49,750
Cutera Inc. (a)	3,500	144,725
Cytokinetics Inc. (a)	10,814	156,803
CytomX Therapeutics Inc. (a)	7,527	136,766
DepoMed Inc. (a)	15,071	87,261
Dermira Inc. (a)	9,924	267,948
Diplomat Pharmacy Inc. (a)	12,166	251,958
Dova Pharmaceuticals Inc. (a)	1,248	30,301
Durect Corp. (a)	34,343	60,787
Dyax Corp. Contingent Value Rights (a) (c)	35,404	39,298
Dynavax Technologies Corp. (a)	15,618	335,787
Eagle Pharmaceuticals Inc. (a)	2,163	129,001
Edge Therapeutics Inc. (a)	5,103	54,755
Editas Medicine Inc. (a)	8,820	211,768
Emergent Biosolutions Inc. (a)	8,491	343,461
Enanta Pharmaceuticals Inc. (a)	4,155	194,454
Endologix Inc. (a)	20,994	93,633
Ensign Group Inc., The	12,470	281,697
Entellus Medical Inc. (a)	3,157	58,278
Enzo Biochem Inc. (a)	9,922	103,883
Epizyme Inc. (a)	10,547	200,920
Esperion Therapeutics Inc. (a)	4,397	220,378
Evolent Health Inc. Class A (a)	13,431	239,072
Exact Sciences Corp. (a)	30,367	1,430,893
Exactech Inc. (a)	2,918	96,148
Fate Therapeutics Inc. (a)	9,589	37,972
FibroGen Inc. (a)	17,281	929,718
Five Prime Therapeutics Inc. (a)	7,150	292,506

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Flexion Therapeutics Inc. (a)	7,409	$179,150
Fluidigm Corp. (a)	7,714	38,879
Fonar Corp. (a)	1,578	48,129
Fortress Biotech Inc. (a)	8,043	35,550
Foundation Medicine Inc. (a)	3,716	149,383
G1 Therapeutics Inc. (a)	1,961	48,809
Genesis Healthcare Inc. (a)	10,551	12,239
GenMark Diagnostics Inc. (a)	13,088	126,037
Genocea Biosciences Inc. (a)	7,265	10,607
Genomic Health Inc. (a)	4,926	158,075
Geron Corp. (a)	39,201	85,458
Glaukos Corp. (a)	7,476	246,708
Global Blood Therapeutics Inc. (a)	9,620	298,701
Globus Medical Inc. Class A (a)	17,964	533,890
Haemonetics Corp. (a)	13,487	605,162
Halozyme Therapeutics Inc. (a)	30,612	531,730
Halyard Health Inc. (a)	11,913	536,442
HealthEquity Inc. (a)	12,970	656,023
Healthsouth Corp.	25,171	1,166,676
HealthStream Inc. (a)	6,817	159,313
Heron Therapeutics Inc. (a)	11,364	183,529
Heska Corp. (a)	1,599	140,856
HMS Holdings Corp. (a)	21,952	435,967
Horizon Pharma PLC (a)	42,604	540,219
ICU Medical Inc. (a)	3,914	727,417
Idera Pharmaceuticals Inc. (a)	27,727	61,831
Ignyta Inc. (a)	12,924	159,611
Immune Design Corp. (a)	4,968	51,419
ImmunoGen Inc. (a)	21,993	168,246
Immunomedics Inc. (a)	26,115	365,088
Impax Laboratories Inc. (a)	19,086	387,446
INC Research Holdings Inc. Class A (a)	14,240	744,752
Innoviva Inc. (a)	19,961	281,849
Inogen Inc. (a)	4,433	421,578
Inovalon Holdings Inc. Class A (a)	16,335	278,512
Inovio Pharmaceuticals Inc. (a)	20,584	130,503
Insmed Inc. (a)	19,380	604,850
Insulet Corp. (a)	14,942	823,005
Insys Therapeutics Inc. (a)	6,200	55,056
Integer Holdings Corp. (a)	8,007	409,558
Integra LifeSciences Holdings Corp. (a)	16,305	823,076
Intellia Therapeutics Inc. (a)	3,698	91,895
Intersect ENT Inc. (a)	6,500	202,475
Intra-Cellular Therapies Inc. (a)	9,136	144,166
Invacare Corp.	8,104	127,638
Invitae Corp. (a)	10,046	94,131
Iovance Biotherapeutics Inc. (a)	14,701	113,933
iRhythm Technologies Inc. (a)	3,602	186,872
Ironwood Pharmaceuticals Inc. (a)	35,129	553,984
Jounce Therapeutics Inc. (a)	3,614	56,306
K2M Group Holdings Inc. (a)	10,527	223,278
Kala Pharmaceuticals Inc. (a)	2,030	46,365
Karyopharm Therapeutics Inc. (a)	8,731	95,866
Keryx Biopharmaceuticals Inc. (a)	22,994	163,257
Kindred Biosciences Inc. (a)	5,325	41,801
Kindred Healthcare Inc.	22,044	149,899

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Kite Pharma Inc. (a)	12,634	$2,271,720
Kura Oncology Inc. (a)	4,934	73,763
La Jolla Pharmaceutical Co. (a)	4,523	157,310
Landauer Inc.	2,397	161,318
Lannett Company Inc. (a)	7,366	135,903
Lantheus Holdings Inc. (a)	7,820	139,196
LeMaitre Vascular Inc.	3,883	145,302
Lexicon Pharmaceuticals Inc. (a)	11,096	136,370
LHC Group Inc. (a)	4,094	290,346
Ligand Pharmaceuticals Inc. Class B (a)	5,350	728,402
LivaNova PLC (a)	12,663	887,170
Loxo Oncology Inc. (a)	5,919	545,258
Luminex Corp.	10,619	215,884
MacroGenics Inc. (a)	8,395	155,140
Madrigal Pharmaceuticals Inc. (a)	935	42,056
Magellan Health Inc. (a)	6,051	522,201
Masimo Corp. (a)	11,513	996,565
Matinas BioPharma Holdings Inc. (a)	13,754	18,155
Medicines Co., The(a)	17,805	659,497
MediciNova Inc. (a)	7,302	46,514
Medidata Solutions Inc. (a)	14,491	1,131,167
Medpace Holdings Inc. (a)	2,129	67,915
Meridian Bioscience Inc.	10,951	156,599
Merit Medical Systems Inc. (a)	12,442	526,919
Merrimack Pharmaceuticals Inc.	3,158	45,917
Mersana Therapeutics Inc. (a)	1,187	20,523
MiMedx Group Inc. (a)	27,400	325,512
Minerva Neurosciences Inc. (a)	6,493	49,347
Miragen Therapeutics Inc. (a)	3,153	28,850
Molina Healthcare Inc. (a)	11,418	785,102
Momenta Pharmaceuticals Inc. (a)	19,138	354,053
MyoKardia Inc. (a)	4,967	212,836
Myriad Genetics Inc. (a)	16,774	606,883
NanoString Technologies Inc. (a)	5,518	89,171
NantHealth Inc. (a)	4,515	18,602
NantKwest Inc. (a)	7,897	43,276
Natera Inc. (a)	8,142	104,950
National Healthcare Corp.	2,874	179,826
National Research Corp. Class A	2,400	90,480
Natus Medical Inc. (a)	8,541	320,288
Nektar Therapeutics(a)	38,613	926,712
Neogen Corp. (a)	9,656	747,954
NeoGenomics Inc. (a)	14,347	159,682
Neos Therapeutics Inc. (a)	5,718	52,320
Nevro Corp. (a)	7,238	657,789
NewLink Genetics Corp. (a)	5,895	60,011
Novavax Inc. (a)	69,730	79,492
Novelion Therapeutics Inc. (a)	3,798	26,700
Novocure Ltd. (a)	15,039	298,524
NuVasive Inc. (a)	13,249	734,790
NxStage Medical Inc. (a)	16,551	456,808
Nymox Pharmaceutical Corp. (a)	7,291	27,852
Obalon Therapeutics Inc. (a)	2,139	20,385
Ocular Therapeutix Inc. (a)	5,875	36,308
Omeros Corp. (a)	11,845	256,089

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Omnicell Inc. (a)	9,482	$484,056
Omthera Pharmaceuticals Inc.
Contingent Value Rights (a) (b) (c)	1,326	0
OraSure Technologies Inc. (a)	14,563	327,668
Organovo Holdings Inc. (a)	23,400	51,948
Orthofix International NV (a)	4,662	220,280
Otonomy Inc. (a)	7,306	23,744
Ovid Therapeutics Inc. (a)	1,295	11,098
Owens & Minor Inc.	15,946	465,623
Oxford Immunotec Global PLC (a)	5,855	98,364
Pacific Biosciences of California Inc. (a)	26,269	137,912
Pacira Pharmaceuticals Inc. (a)	10,255	385,075
Paratek Pharmaceuticals Inc. (a)	6,117	153,537
Parexel International Corp. (a)	12,956	1,141,164
PDL BioPharma Inc. (a)	44,207	149,862
Penumbra Inc. (a)	7,641	689,982
PetIQ Inc. (a)	1,749	47,363
PharMerica Corp. (a)	7,673	224,819
Phibro Animal Health Corp. Class A	4,899	181,508
Pieris Pharmaceuticals Inc. (a)	8,829	50,855
Portola Pharmaceuticals Inc. (a)	14,259	770,414
PRA Health Sciences Inc. (a)	12,743	970,634
Prestige Brands Holdings Inc. (a)	13,633	682,877
Progenics Pharmaceuticals Inc. (a)	18,304	134,717
Protagonist Therapeutics Inc. (a)	1,984	35,057
Prothena Corp. PLC (a)	9,904	641,482
Providence Service Corp. (a)	2,832	153,155
PTC Therapeutics Inc. (a)	10,339	206,883
Pulse Biosciences Inc. (a)	2,350	43,734
Puma Biotechnology Inc. (a)	7,488	896,688
Quality Systems Inc. (a)	13,174	207,227
Quidel Corp. (a)	7,251	318,029
Quotient Ltd. (a)	6,875	33,894
R1 RCM Inc. (a)	26,933	99,921
Ra Pharmaceuticals Inc. (a)	3,044	44,442
Radius Health Inc. (a)	9,696	373,781
RadNet Inc. (a)	9,262	106,976
Reata Pharmaceuticals Inc. Class A (a)	2,893	89,972
Recro Pharma Inc. (a)	3,414	30,658
REGENXBIO Inc. (a)	7,152	235,658
Repligen Corp. (a)	9,641	369,443
Retrophin Inc. (a)	10,070	250,642
Revance Therapeutics Inc. (a)	5,818	160,286
Rigel Pharmaceuticals Inc. (a)	30,639	77,823
Rockwell Medical Inc. (a)	12,544	107,377
RTI Surgical Inc. (a)	15,973	72,677
Sage Therapeutics Inc. (a)	9,001	560,762
Sangamo Therapeutics Inc. (a)	21,411	321,165
Sarepta Therapeutics Inc. (a)	15,420	699,451
SciClone Pharmaceuticals Inc. (a)	13,232	148,198
Select Medical Holdings Corp. (a)	27,328	524,698
Selecta Biosciences Inc. (a)	3,888	70,956
Seres Therapeutics Inc. (a)	5,629	90,289
Sienna Biopharmaceuticals Inc. (a)	1,209	26,900
Sientra Inc. (a)	3,540	54,516
Simulations Plus Inc.	2,717	42,114

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Spark Therapeutics Inc. (a)	6,958	$620,375
Spectrum Pharmaceuticals Inc. (a)	20,082	282,554
STAAR Surgical Co. (a)	10,961	136,464
Stemline Therapeutics Inc. (a)	5,322	59,074
Strongbridge Biopharma PLC (a)	5,474	37,771
Sucampo Pharmaceuticals Inc. Class A (a)	6,000	70,800
Supernus Pharmaceuticals Inc. (a)	12,162	486,480
Surgery Partners Inc. (a)	5,289	54,741
SurModics Inc. (a)	3,219	99,789
Syndax Pharmaceuticals Inc. (a)	2,243	26,243
Synergy Pharmaceuticals Inc. (a)	59,061	171,277
Syros Pharmaceuticals Inc. (a)	3,220	47,398
Tabula Rasa HealthCare Inc. (a)	2,430	64,978
Tactile Systems Technology Inc. (a)	2,376	73,537
Teladoc Inc. (a)	14,008	464,365
Teligent Inc. (a)	10,912	73,220
Tenet Healthcare Corp. (a)	21,344	350,682
Tetraphase Pharmaceuticals Inc. (a)	13,027	89,105
TG Therapeutics Inc. (a)	12,586	149,144
TherapeuticsMD Inc. (a)	40,737	215,499
Theravance Biopharma Inc. (a)	10,643	364,416
Tivity Health Inc. (a)	9,503	387,722
Tocagen Inc. (a)	2,180	27,163
Trevena Inc. (a)	11,445	29,185
Triple-S Management Corp. Class B (a)	6,017	142,483
U.S. Physical Therapy Inc.	3,201	196,701
Ultragenyx Pharmaceutical Inc. (a)	10,244	545,595
Utah Medical Products Inc.	1,000	73,550
Vanda Pharmaceuticals Inc. (a)	11,464	205,206
Varex Imaging Corp. (a)	9,802	331,700
VBI Vaccines Inc. (a)	5,345	20,578
Veracyte Inc. (a)	4,852	42,552
Versartis Inc. (a)	8,492	20,805
ViewRay Inc. (a)	7,589	43,713
Viveve Medical Inc. (a)	3,890	20,384
Vocera Communications Inc. (a)	7,275	228,217
Voyager Therapeutics Inc. (a)	3,995	82,257
vTv Therapeutics Inc. Class A (a)	1,946	11,637
WaVe Life Sciences Ltd. (a)	3,082	67,034
Wright Medical Group NV(a)	27,197	703,586
XBiotech Inc. (a)	4,422	19,324
Xencor Inc. (a)	9,697	222,255
ZIOPHARM Oncology Inc. (a)	34,210	210,049
Zogenix Inc. (a)	5,987	209,844
Zynerba Pharmaceuticals Inc. (a)	2,960	24,746

		83,377,055

Industrials (14.93%)
Aaon Inc.	10,708	369,158
AAR Corp.	8,133	307,265
ABM Industries Inc.	14,196	592,115
Acco Brands Corp. (a)	27,822	331,082
Actuant Corp. Class A	15,402	394,291
Advanced Disposal Services Inc. (a)	11,012	277,392
Advanced Drainage Systems Inc.	9,155	185,389

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Advisory Board Co., The (a)	10,367	$555,930
Aegion Corp. (a)	8,709	202,746
Aerojet Rocketdyne Holdings Inc. (a)	18,091	633,366
Aerovironment Inc. (a)	5,385	291,436
Air Transport Services Group Inc. (a)	15,023	365,660
Aircastle Ltd.	12,568	280,141
Alamo Group Inc.	2,438	261,768
Albany International Corp. Class A	7,400	424,760
Allegiant Travel Co.	3,248	427,762
Allied Motion Technologies Inc.	1,500	38,010
Altra Industrial Motion Corp.	7,464	359,018
Ameresco Inc. Class A (a)	5,100	39,780
American Railcar Industries Inc.	1,916	73,958
American Woodmark Corp. (a)	3,651	351,409
Apogee Enterprises Inc.	7,336	354,035
Applied Industrial Technologies Inc.	9,958	655,236
Aqua Metals Inc. (a)	4,311	29,530
ARC Document Solutions Inc. (a)	10,621	43,440
ArcBest Corp.	6,389	213,712
Argan Inc.	3,780	254,205
Armstrong Flooring Inc. (a)	6,077	95,713
Astec Industries Inc.	5,530	309,735
Astronics Corp. (a)	5,287	157,288
Atkore International Group Inc. (a)	8,599	167,766
Atlas Air Worldwide Holdings Inc. (a)	6,083	400,261
Avis Budget Group Inc. (a)	19,226	731,742
Axon Enterprise Inc. (a)	13,819	313,277
AZZ Inc.	6,775	329,942
Babcock & Wilcox Enterprises Inc. (a)	11,883	39,570
Barnes Group Inc.	12,861	905,929
Barrett Business Services Inc.	1,800	101,754
Beacon Roofing Supply Inc. (a)	17,250	884,063
BG Staffing Inc.	1,807	29,906
Blue Bird Corp. (a)	1,947	40,108
BMC Stock Holdings Inc. (a)	17,084	364,743
Brady Corp.	12,148	461,017
Briggs & Stratton Corp.	11,180	262,730
Brink’s Co., The	11,900	1,002,575
Builders FirstSource Inc. (a)	25,305	455,237
CaesarStone Ltd. (a)	6,165	183,717
CAI International Inc. (a)	4,300	130,376
Casella Waste Systems Inc. Class A (a)	10,314	193,903
CBIZ Inc. (a)	13,491	219,229
CECO Environmental Corp.	8,129	68,771
Chart Industries Inc. (a)	8,193	321,411
Chicago Bridge & Iron Company N.V.	26,308	441,974
CIRCOR International Inc.	4,321	235,192
Cogint Inc. (a)	3,642	17,846
Columbus McKinnon Corp.	5,556	210,406
Comfort Systems USA Inc.	9,707	346,540
Commercial Vehicle Group Inc. (a)	6,520	47,922
Continental Building Products Inc. (a)	10,319	268,294
Costamare Inc.	11,261	69,593
Covanta Holding Corp.	30,749	456,623
Covenant Transport Group Inc. Class A (a)	3,187	92,359
CRA International Inc.	2,415	99,136

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CSW Industrials Inc. (a)	3,718	$164,893
Cubic Corp.	6,615	337,365
Curtiss-Wright Corp.	11,282	1,179,420
Daseke Inc. (a)	5,224	68,173
Deluxe Corp.	12,357	901,567
DigitalGlobe Inc. (a)	16,164	569,781
DMC Global Inc.	3,782	63,916
Douglas Dynamics Inc.	5,962	234,903
Ducommun Inc. (a)	2,600	83,330
DXP Enterprises Inc. (a)	4,232	133,266
Dycom Industries Inc. (a)	7,735	664,282
Eagle Bulk Shipping Inc. (a)	9,699	43,936
Eastern Co., The	1,396	40,065
Echo Global Logistics Inc. (a)	7,441	140,263
EMCOR Group Inc.	15,079	1,046,181
Encore Wire Corp.	5,295	237,084
Energous Corp. (a)	4,878	61,755
Energy Recovery Inc. (a)	8,645	68,296
EnerSys	11,137	770,346
Engility Holdings Inc. (a)	4,683	162,406
Ennis Inc.	6,432	126,389
EnPro Industries Inc.	5,533	445,572
EnviroStar Inc.	869	24,028
ESCO Technologies Inc.	6,464	387,517
Essendant Inc.	9,722	128,039
Esterline Technologies Corp. (a)	6,833	615,995
ExOne Co., The (a)	3,093	35,136
Exponent Inc.	6,590	487,001
Federal Signal Corp.	14,919	317,476
Forward Air Corp.	7,808	446,852
Foundation Building Materials Inc. (a)	3,631	51,342
Franklin Covey Co. (a)	2,568	52,130
Franklin Electric Co. Inc.	11,734	526,270
Freightcar America Inc.	3,060	59,854
FTI Consulting Inc. (a)	10,017	355,403
GATX Corp.	9,845	606,058
Genco Shipping & Trading Ltd. (a)	1,845	21,384
Gencor Industries Inc. (a)	2,014	35,547
Generac Holdings Inc. (a)	15,742	723,030
General Cable Corp.	13,099	246,916
Gibraltar Industries Inc. (a)	8,338	259,729
Global Brass & Copper Holdings Inc.	5,817	196,615
GMS Inc. (a)	6,985	247,269
Gorman-Rupp Co., The	4,484	146,044
GP Strategies Corp. (a)	3,200	98,720
Graham Corp.	2,600	54,158
Granite Construction Inc.	10,331	598,681
Great Lakes Dredge & Dock Co. (a)	14,800	71,780
Greenbrier Companies Inc., The	7,263	349,713
Griffon Corp.	7,660	170,052
H&E Equipment Services Inc.	8,235	240,462
Hardinge Inc.	2,803	42,802
Harsco Corp. (a)	20,959	438,043
Hawaiian Holdings Inc. (a)	13,792	517,890
HC2 Holdings Inc. (a)	8,868	46,823
Healthcare Services Group Inc.	18,470	996,826

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Heartland Express Inc.	11,991	$300,734
Heidrick & Struggles International Inc.	4,612	97,544
Herc Holdings Inc. (a)	6,341	311,533
Heritage-Crystal Clean Inc. (a)	3,467	75,407
Herman Miller Inc.	15,101	542,126
Hertz Global Holdings Inc. (a)	14,436	322,789
Hill International Inc. (a)	8,500	40,375
Hillenbrand Inc.	16,529	642,152
HNI Corp.	11,517	477,610
Hub Group Inc. (a)	8,493	364,774
Hudson Technologies Inc. (a)	9,505	74,234
Hurco Companies Inc.	1,569	65,270
Huron Consulting Group Inc. (a)	5,770	197,911
Huttig Building Products Inc. (a)	6,126	43,250
Hyster-Yale Materials Handling Inc.	2,683	205,089
ICF International Inc. (a)	4,555	245,742
IES Holdings Inc. (a)	1,968	34,046
Innerworkings Inc. (a)	11,869	133,526
Insperity Inc.	4,769	419,672
Insteel Industries Inc.	4,500	117,495
Interface Inc.	16,177	354,276
JELD-WEN Holding Inc. (a)	13,956	495,717
John Bean Technologies Corp.	8,047	813,552
Kadant Inc.	2,758	271,801
Kaman Corp.	7,048	393,137
KBR Inc.	35,962	643,001
Kelly Services Inc. Class A	7,516	188,576
Kennametal Inc.	20,845	840,887
Keyw Holding Corp., The (a)	12,213	92,941
Kforce Inc.	6,210	125,442
Kimball International Inc. Class B	9,563	189,061
KLX Inc. (a)	13,517	715,455
Knight-Swift Transportation Holdings Inc. (a)	32,154	1,335,999
Knoll Inc.	12,592	251,840
Korn/Ferry International	13,346	526,233
Kratos Defense & Security Solutions Inc. (a)	18,008	235,545
L.B. Foster Co. Class A	2,058	46,820
Lawson Products Inc. (a)	1,400	35,280
Layne Christensen Co. (a)	4,883	61,282
Lindsay Corp.	2,804	257,688
LSC Communications Inc.	8,804	145,354
LSI Industries Inc.	5,747	37,988
Lydall Inc. (a)	4,408	252,578
Manitowoc Company Inc., The (a)	32,987	296,883
Marten Transport Ltd.	10,328	212,240
Masonite International Corp. (a)	7,771	537,753
MasTec Inc. (a)	17,320	803,648
Matson Inc.	11,207	315,813
Matthews International Corp. Class A	8,166	508,334
McGrath Rentcorp	6,097	266,744
Mercury Systems Inc. (a)	12,001	622,612
Meritor Inc. (a)	21,938	570,607
Milacron Holdings Corp. (a)	13,571	228,807
Miller Industries Inc.	2,950	82,452
Mistras Group Inc. (a)	4,362	89,421

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Mobile Mini Inc.	11,547	$397,794
Moog Inc. Class A (a)	8,101	675,866
MRC Global Inc. (a)	23,338	408,182
MSA Safety Inc.	8,679	690,067
Mueller Industries Inc.	14,743	515,268
Mueller Water Products Inc.	39,300	503,040
Multi-Color Corp.	3,584	293,709
MYR Group Inc. (a)	3,968	115,628
National Presto Industries Inc.	1,315	139,982
Navigant Consulting Inc. (a)	11,949	202,177
Navios Maritime Holdings Inc. (a)	22,728	37,956
Navistar International Corp. (a)	12,860	566,740
NCI Building Systems Inc. (a)	10,421	162,568
Neff Corp. Class A (a)	2,012	50,300
Nexeo Solutions Inc. (a)	6,806	49,684
NL Industries Inc. (a)	1,843	16,863
NN Inc.	6,990	202,710
Northwest Pipe Co. (a)	2,409	45,819
NOW Inc. (a)	27,945	385,920
NV5 Global Inc. (a)	1,941	106,076
Omega Flex Inc.	800	57,472
On Assignment Inc. (a)	13,252	711,367
Orion Group Holdings Inc. (a)	6,764	44,372
Park-Ohio Holdings Corp.	2,366	107,890
Patrick Industries Inc. (a)	4,205	353,640
Pendrell Corp. (a)	3,048	20,818
PGT Innovations Inc. (a)	12,594	188,280
Plug Power Inc. (a)	58,142	151,751
Ply Gem Holdings Inc. (a)	6,097	103,954
Powell Industries Inc.	2,355	70,626
Preformed Line Products Co.	600	40,380
Primoris Services Corp.	10,034	295,200
Proto Labs Inc. (a)	6,347	509,664
Quad Graphics Inc.	8,283	187,279
Quanex Building Products Corp.	9,084	208,478
R.R. Donnelley & Sons Co.	17,389	179,107
Radiant Logistics Inc. (a)	8,900	47,259
Raven Industries Inc.	9,349	302,908
RBC Bearings Inc. (a)	6,039	755,781
Resources Connection Inc.	7,622	105,946
REV Group Inc.	3,371	96,950
Revolution Lighting Technologies Inc. (a)	3,077	20,000
Rexnord Corp. (a)	27,202	691,203
Roadrunner Transportation Systems Inc. (a)	8,040	76,621
RPX Corp. (a)	12,185	161,817
Rush Enterprises Inc. Class A (a)	7,571	350,462
Rush Enterprises Inc. Class B (a)	1,298	56,619
Safe Bulkers Inc. (a)	12,292	33,680
Saia Inc. (a)	6,546	410,107
Schneider National Inc. Class B	8,472	214,342
Scorpio Bulkers Inc. (a)	15,542	109,571
Simpson Manufacturing Co. Inc.	10,811	530,171
SiteOne Landscape Supply Inc. (a)	8,839	513,546
SkyWest Inc.	13,074	573,949
Spartan Motors Inc.	8,811	97,362

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Sparton Corp. (a)	2,600	$60,346
SPX Corp. (a)	11,127	326,466
SPX FLOW Inc. (a)	10,804	416,602
Standard Plus Corp. (a)	4,567	180,396
Standex International Corp.	3,328	353,434
Steelcase Inc.	21,492	330,977
Sterling Construction Company Inc. (a)	6,528	99,421
Sun Hydraulics Corp.	5,997	323,838
Sunrun Inc. (a)	22,706	126,018
Team Inc. (a)	7,533	100,566
Tennant Co.	4,635	306,837
Tetra Tech Inc.	14,632	681,120
Textainer Group Holdings Ltd. (a)	7,126	122,211
Thermon Group Holdings Inc. (a)	8,455	152,105
Titan International Inc.	13,015	132,102
Titan Machinery Inc. (a)	5,044	78,333
TPI Composites Inc. (a)	2,821	63,021
Trex Co. Inc. (a)	7,565	681,380
TriMas Corp. (a)	11,808	318,816
TriNet Group Inc. (a)	10,857	365,012
Triton International Ltd. of Bermuda	11,382	378,793
Triumph Group Inc.	12,775	380,056
TrueBlue Inc. (a)	11,048	248,028
Tutor Perini Corp. (a)	9,934	282,126
Twin Disc Inc. (a)	2,117	39,397
UniFirst Corp.	3,928	595,092
Universal Forest Products Inc.	5,081	498,751
Universal Logistics Holdings Inc.	2,402	49,121
US Ecology Inc.	5,776	310,749
Vectrus Inc. (a)	2,806	86,537
Veritiv Corp. (a)	3,017	98,052
Viad Corp.	5,159	314,183
Vicor Corp. (a)	4,522	106,719
Vivint Solar Inc. (a)	8,937	30,386
VSE Corp.	2,161	122,874
Wabash National Corp.	14,912	340,292
WageWorks Inc. (a)	10,215	620,050
Watts Water Technologies Inc.	7,294	504,745
Werner Enterprises Inc.	12,314	450,077
Wesco Aircraft Holdings Inc. (a)	14,370	135,078
West Corp.	10,961	257,255
Willdan Group Inc. (a)	1,999	64,888
Willis Lease Finance Corp. (a)	1,221	30,024
Woodward Inc.	13,580	1,053,944
YRC Worldwide Inc. (a)	8,880	122,544

		79,748,745

Information Technology (16.67%)
2U Inc. (a)	11,407	639,256
3D Systems Corp. (a)	28,257	378,361
8x8 Inc. (a)	22,882	308,907
A10 Networks Inc. (a)	12,771	96,549
Acacia Communications Inc. (a)	4,831	227,540
ACI Worldwide Inc. (a)	29,799	678,821
Actua Corp. (a)	7,962	121,819
Acxiom Corp. (a)	20,647	508,742
Adtran Inc.	12,309	295,416

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Advanced Energy Industries Inc. (a)	10,221	$825,448
Aerohive Networks Inc. (a)	8,122	33,219
Agilysys Inc. (a)	3,514	41,992
Akoustis Technologies Inc. (a)	2,109	13,751
Alarm.com Holdings Inc. (a)	5,269	238,053
Alpha & Omega Semiconductor Ltd. (a)	5,259	86,721
Alteryx Inc. Class A (a)	2,356	47,992
Ambarella Inc. (a)	8,422	412,762
Amber Road Inc. (a)	4,282	32,886
American Software Inc. Class A	6,300	71,568
Amkor Technology Inc. (a)	26,528	279,870
Angie’s List Inc. (a)	10,177	126,805
Anixter International Inc. (a)	7,587	644,895
AppFolio Inc. Class A (a)	1,953	93,646
Applied Optoelectronics Inc. (a)	4,815	311,386
Apptio Inc. Class A (a)	5,610	103,617
Aspen Technology Inc. (a)	19,346	1,215,122
Avid Technology Inc. (a)	9,149	41,536
AVX Corp.	11,800	215,114
Axcelis Technologies Inc. (a)	7,818	213,822
AXT Inc. (a)	9,596	87,803
Badger Meter Inc.	7,260	355,740
Bankrate Inc. (a)	12,396	172,924
Barracuda Networks Inc. (a)	6,573	159,264
Bazaarvoice Inc. (a)	20,953	103,717
Bel Fuse Inc.	2,483	77,470
Belden Inc.	10,780	868,113
Benchmark Electronics Inc. (a)	13,168	449,687
Benefitfocus Inc. (a)	4,161	140,018
Blackbaud Inc.	12,250	1,075,550
Blackhawk Network Holdings Inc. (a)	14,055	615,609
BlackLine Inc. (a)	4,008	136,753
Blucora Inc. (a)	10,620	268,686
Bottomline Technologies Inc. (a)	10,419	331,637
Box Inc. Class A (a)	20,495	395,963
Brightcove Inc. (a)	8,000	57,600
BroadSoft Inc. (a)	8,037	404,261
Brooks Automation Inc.	17,556	533,000
Cabot Microelectronics Corp.	6,481	518,026
CACI International Inc. Class A (a)	6,249	870,798
CalAmp Corp. (a)	9,090	211,342
Calix Inc. (a)	11,220	56,661
Callidus Software Inc. (a)	16,794	413,972
Carbonite Inc. (a)	6,552	144,144
Cardtronics PLC Class A (a)	11,624	267,468
Care.com Inc. (a)	3,810	60,541
Cars.com Inc. (a)	18,885	502,530
Cass Information Systems Inc.	2,969	188,353
CEVA Inc. (a)	5,676	242,933
ChannelAdvisor Corp. (a)	5,766	66,309
Ciena Corp. (a)	36,184	794,963
Cimpress NV (a)	6,413	626,294
Cirrus Logic Inc. (a)	16,547	882,286
Clearfield Inc. (a)	2,800	38,080
Cloudera Inc. (a)	3,857	64,103
Cohu Inc.	6,608	157,535

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CommerceHub Inc. Series A (a)	3,662	$82,651
CommerceHub Inc. Series C (a)	7,478	159,655
CommVault Systems Inc. (a)	10,127	615,722
Comtech Telecommunications Corp.	5,926	121,661
Control4 Corp. (a)	6,355	187,218
Convergys Corp.	23,963	620,402
Cornerstone OnDemand Inc. (a)	13,323	541,047
Coupa Software Inc. (a)	7,759	241,693
CPI Card Group Inc.	5,947	7,017
Cray Inc. (a)	10,501	204,244
Cree Inc. (a)	25,420	716,590
CSG Systems International Inc.	8,785	352,278
CTS Corp.	8,064	194,342
CyberOptics Corp. (a)	1,789	29,071
Daktronics Inc.	9,652	102,022
DHI Group Inc. (a)	12,904	33,550
Diebold Nixdorf Inc.	19,736	450,968
Digi International Inc. (a)	6,802	72,101
Digimarc Corp. (a)	2,674	97,868
Diodes Inc. (a)	9,917	296,816
DSP Group Inc. (a)	5,824	75,712
Eastman Kodak Co. (a)	4,727	34,743
Ebix Inc.	6,270	409,118
Electro Scientific Industries Inc. (a)	8,051	112,070
Electronics for Imaging Inc. (a)	12,079	515,532
Ellie Mae Inc. (a)	8,834	725,536
EMCORE Corp. (a)	6,100	50,020
Endurance International Group Holdings Inc. (a)	16,091	131,946
Entegris Inc. (a)	36,580	1,055,333
Envestnet Inc. (a)	11,314	577,014
EPAM Systems Inc. (a)	12,734	1,119,701
ePlus inc. (a)	3,328	307,674
Etsy Inc. (a)	30,166	509,202
Everbridge Inc. (a)	4,411	116,539
Everi Holdings Inc. (a)	16,522	125,402
EVERTEC Inc.	15,417	244,359
Exa Corp. (a)	3,493	84,461
Exlservice Holdings Inc. (a)	8,372	488,255
Extreme Networks Inc. (a)	28,427	337,997
Fabrinet (a)	9,498	351,996
Fair Isaac Corp.	7,850	1,102,925
FARO Technologies Inc. (a)	4,254	162,716
Finisar Corp. (a)	29,090	644,925
Fitbit Inc. Class A (a)	45,776	318,601
Five9 Inc. (a)	13,551	323,869
Formfactor Inc. (a)	18,292	308,220
Forrester Research Inc.	2,450	102,532
Gerber Scientific Inc. Escrow Shares (b) (c)	6,402	0
Gigamon Inc. (a)	9,451	398,360
Glu Mobile Inc. (a)	25,548	96,060
Gogo Inc. (a)	14,431	170,430
GrubHub Inc. (a)	22,118	1,164,734
GSI Technology Inc. (a)	3,595	26,136
GTT Communications Inc. (a)	8,075	255,574
Hackett Group Inc., The	5,994	91,049

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Harmonic Inc. (a)	19,093	$58,234
Hortonworks Inc. (a)	12,409	210,333
HubSpot Inc. (a)	8,772	737,287
Ichor Holdings Ltd. (a)	4,488	120,278
II-VI Inc. (a)	15,797	650,047
Immersion Corp. (a)	7,200	58,824
Imperva Inc. (a)	8,737	379,186
Impinj Inc. (a)	4,702	195,650
Infinera Corp. (a)	37,723	334,603
Information Services Group Inc. (a)	8,219	33,040
Inphi Corp. (a)	11,004	436,749
Insight Enterprises Inc. (a)	9,274	425,862
Instructure Inc. (a)	5,509	182,623
Integrated Device Technology Inc. (a)	34,932	928,493
InterDigital Inc.	8,870	654,162
Internap Corp. (a)	20,790	90,436
Intevac Inc. (a)	4,950	41,828
Iteris Inc. (a)	5,899	39,228
Itron Inc. (a)	8,898	689,150
IXYS Corp. (a)	6,314	149,642
j2 Global Inc.	11,898	879,024
Kemet Corp. (a)	11,874	250,898
Kimball Electronics Inc. (a)	7,397	160,145
Knowles Corp. (a)	23,070	352,279
Kopin Corp. (a)	17,200	71,724
KVH Industries Inc. (a)	4,200	50,190
Lattice Semiconductor Corp. (a)	30,996	161,489
Leaf Group Ltd. (a)	2,877	19,851
Limelight Networks Inc. (a)	19,808	78,638
Liquidity Services Inc. (a)	6,312	37,241
Littelfuse Inc.	5,837	1,143,352
LivePerson Inc. (a)	13,900	188,345
Lumentum Holdings Inc. (a)	15,878	862,969
MACOM Technology Solutions Holdings Inc. (a)	10,566	471,349
Majesco (a)	1,657	8,268
ManTech International Corp. Class A	6,709	296,202
MAXIMUS Inc.	16,496	1,063,992
MaxLinear Inc. Class A (a)	15,729	373,564
Maxwell Technologies Inc. (a)	8,011	41,096
Meet Group Inc., The (a)	17,610	64,100
Mesa Laboratories Inc.	784	117,067
Methode Electronics Inc.	9,332	395,210
MicroStrategy Inc. (a)	2,482	316,976
Microvision Inc. (a)	17,382	48,322
MINDBODY, Inc. Class A (a)	10,821	279,723
Mitek Systems Inc. (a)	7,422	70,509
MKS Instruments Inc.	14,015	1,323,717
MobileIron Inc. (a)	14,194	52,518
Model N Inc. (a)	5,500	82,225
MoneyGram International Inc. (a)	7,844	126,367
Monolithic Power Systems Inc.	10,373	1,105,243
Monotype Imaging Holdings Inc.	10,509	202,298
MTS Systems Corp.	4,398	235,073
MuleSoft Inc. Class A (a)	6,199	124,848
Nanometrics Inc. (a)	6,319	181,987

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Napco Security Technologies Inc. (a)	2,964	$28,751
NeoPhotonics Corp. (a)	7,930	44,091
NETGEAR Inc. (a)	8,411	400,364
NetScout Systems Inc. (a)	22,315	721,890
New Relic Inc. (a)	7,647	380,821
NIC Inc.	16,506	283,078
Novanta Inc. (a)	8,396	366,066
Nutanix Inc. Class A (a)	14,555	325,886
NVE Corp.	1,200	94,764
Oclaro Inc. (a)	43,173	372,583
Okta Inc. (a)	3,451	97,353
Ominto Inc. (a)	3,611	16,250
OSI Systems Inc. (a)	4,579	418,383
Park City Group Inc. (a)	3,278	39,828
Park Electrochemical Corp.	4,835	89,448
Paycom Software Inc. (a)	12,854	963,536
Paylocity Holding Corp. (a)	6,774	330,707
PC Connection Inc.	3,077	86,741
PCM Inc. (a)	2,601	36,414
PDF Solutions Inc. (a)	7,160	110,908
Pegasystems Inc.	9,377	540,584
Perficient Inc. (a)	8,682	170,775
Photronics Inc. (a)	16,672	147,547
Pixelworks Inc. (a)	7,296	34,364
Planet Payment Inc. (a)	10,851	46,551
Plantronics Inc.	8,423	372,465
Plexus Corp. (a)	8,706	488,232
Power Integrations Inc.	7,439	544,535
Presidio Inc. (a)	4,993	70,651
Progress Software Corp.	12,442	474,911
Proofpoint Inc. (a)	11,208	977,562
PROS Holdings Inc. (a)	6,865	165,652
Pure Storage Inc. Class A (a)	24,252	387,789
Q2 Holdings Inc. (a)	8,154	339,614
QAD Inc. Class A	2,458	84,432
Qualys Inc. (a)	8,187	424,087
Quantenna Communications Inc. (a)	5,499	92,438
Quantum Corp. (a)	7,197	44,046
QuinStreet Inc. (a)	8,298	60,990
Quotient Technology Inc. (a)	19,186	300,261
Radisys Corp. (a)	8,993	12,320
Rambus Inc. (a)	28,258	377,244
Rapid7 Inc. (a)	4,989	87,806
Realnetworks Inc. (a)	5,369	25,771
RealPage Inc. (a)	15,296	610,310
Reis Inc.	2,456	44,208
RingCentral Inc. Class A (a)	16,280	679,690
Rogers Corp. (a)	4,727	630,015
Rosetta Stone Inc. (a)	4,785	48,855
Rubicon Project Inc., The (a)	11,730	45,630
Rudolph Technologies Inc. (a)	7,768	204,298
Sanmina Corp. (a)	19,422	721,527
ScanSource Inc. (a)	6,483	282,983
Science Applications International Corp.	11,413	762,959
SecureWorks Corp. Class A (a)	1,458	18,006
Semtech Corp. (a)	16,627	624,344

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ServiceSource International Inc. (a)	19,725	$68,248
Shutterstock Inc. (a)	4,910	163,454
Sigma Designs Inc. (a)	8,600	54,180
Silicon Laboratories Inc. (a)	10,877	869,072
Silver Spring Networks Inc. (a)	10,263	165,953
SMART Global Holdings Inc. (a)	5,102	136,632
Sonus Networks Inc. (a)	12,121	92,726
SPS Commerce Inc. (a)	4,303	244,023
Stamps.com Inc. (a)	4,135	837,958
StarTek Inc. (a)	2,819	33,123
Stratasys Ltd. (a)	13,087	302,571
SunPower Corp. (a)	15,542	113,301
Super Micro Computer Inc. (a)	10,065	222,436
Sykes Enterprises Inc. (a)	9,996	291,483
Synaptics Inc. (a)	9,004	352,777
Synchronoss Technologies Inc. (a)	10,978	102,425
SYNNEX Corp.	7,417	938,325
Syntel Inc.	8,748	171,898
Systemax Inc.	3,133	82,805
Tech Data Corp. (a)	8,971	797,073
TechTarget (a)	4,626	55,234
TeleNav Inc. (a)	8,462	53,734
TeleTech Holdings Inc.	3,753	156,688
Tintri Inc. (a)	3,415	10,723
TiVo Corp.	30,173	598,934
Trade Desk Inc., The Class A (a)	6,063	372,935
Travelport Worldwide Ltd.	32,465	509,700
TrueCar Inc. (a)	17,760	280,430
TTM Technologies Inc. (a)	24,102	370,448
Tucows Inc. Class A (a)	2,328	136,304
Twilio Inc. Class A (a)	16,235	484,615
Ubiquiti Networks Inc. (a)	6,036	338,137
Ultra Clean Holdings Inc. (a)	8,484	259,780
Unisys Corp. (a)	13,718	116,603
Upland Software Inc. (a)	1,863	39,421
USA Technologies Inc. (a)	12,014	75,088
Varonis Systems Inc. (a)	4,987	208,955
VASCO Data Security International Inc. (a)	8,164	98,376
Veeco Instruments Inc. (a)	12,282	262,835
VeriFone Systems Inc. (a)	29,130	590,756
Verint Systems Inc. (a)	16,100	673,785
Veritone Inc. (a)	681	30,951
ViaSat Inc. (a)	13,890	893,405
Viavi Solutions Inc. (a)	59,754	565,273
Virnetx Holding Corp. (a)	13,675	53,332
Virtusa Corp. (a)	6,881	259,964
Vishay Intertechnology Inc.	35,125	660,350
Vishay Precision Group Inc. (a)	3,021	73,712
Web.com Group Inc. (a)	10,044	251,100
Workiva Inc. (a)	6,489	135,296
Xcerra Corp. (a)	13,396	131,951
XO Group Inc. (a)	6,800	133,756
Xperi Corp.	12,463	315,314
Yelp Inc. (a)	19,935	863,186
Yext Inc. (a)	3,556	47,224
Zendesk Inc. (a)	25,346	737,822

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Zix Corp. (a)	13,900	$67,971

		89,069,725

Materials (4.37%)
A. Schulman Inc.	7,505	256,296
Advanced Emissions Solutions Inc.	1,097	12,034
AdvanSix Inc. (a)	7,816	310,685
AgroFresh Solutions Inc. (a)	5,362	37,695
AK Steel Holding Corp. (a)	82,649	462,008
Allegheny Technologies Inc. (a)	28,214	674,315
American Vanguard Corp.	7,413	169,758
Ampco-Pittsburgh Corp.	2,461	42,821
Balchem Corp.	8,083	657,067
Boise Cascade Co. (a)	10,114	352,979
Calgon Carbon Corp.	13,340	285,476
Carpenter Technology Corp.	12,023	577,465
Century Aluminum Co. (a)	13,054	216,435
Chase Corp.	1,887	210,212
Clearwater Paper Corp. (a)	4,263	209,953
Cleveland-Cliffs Inc. (a)	77,979	557,550
Codexis Inc. (a)	11,025	73,316
Coeur Mining Inc. (a)	47,473	436,277
Commercial Metals Co.	30,014	571,166
Compass Minerals International Inc.	8,853	574,560
Core Molding Technologies Inc.	1,883	41,313
Deltic Timber Corp.	2,797	247,339
Ferro Corp. (a)	21,465	478,670
Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units (a) (b) (c)	19,356	0
Flotek Industries Inc. (a)	14,591	67,848
Forterra Inc. (a)	5,028	22,626
FutureFuel Corp.	6,273	98,737
GCP Applied Technologies Inc. (a)	18,721	574,735
Gold Resource Corp.	13,014	48,802
Greif Inc. Class A	6,474	378,988
Greif Inc. Class B	1,454	93,420
Handy & Harman Ltd. (a)	578	18,814
Hawkins Inc.	2,466	100,613
Haynes International Inc.	3,332	119,652
HB Fuller Co.	12,821	744,387
Hecla Mining Co.	101,113	507,587
Ingevity Corp. (a)	10,947	683,859
Innophos Holdings Inc.	5,071	249,442
Innospec Inc.	6,228	383,956
Intrepid Potash Inc. (a)	24,252	105,739
Kaiser Aluminum Corp.	4,091	421,946
Kapstone Paper and Packaging Corp.	22,305	479,334
Klondex Mines Ltd. (a)	45,697	166,337
KMG Chemicals Inc.	2,267	124,413
Koppers Holdings Inc. (a)	5,481	252,948
Kraton Corp. (a)	8,009	323,884
Kronos Worldwide Inc.	5,946	135,747
Louisiana-Pacific Corp. (a)	37,429	1,013,577
LSB Industries Inc. (a)	5,393	42,820
Materion Corp.	5,287	228,134
Minerals Technologies Inc.	9,092	642,350

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Myers Industries Inc.	5,966	$124,988
Neenah Paper Inc.	4,310	368,720
Olympic Steel Inc.	2,668	58,696
Omnova Solutions Inc. (a)	11,758	128,750
P. H. Glatfelter Co.	11,310	219,980
PolyOne Corp.	20,816	833,264
Quaker Chemical Corp.	3,395	502,290
Ramaco Resources Inc. (a)	2,182	14,467
Rayonier Advanced Materials Inc.	11,598	158,893
Ryerson Holding Corp. (a)	3,271	35,490
Schnitzer Steel Industries Inc. Class A	6,939	195,333
Schweitzer-Mauduit International Inc.	7,687	318,703
Sensient Technologies Corp.	11,301	869,273
Stepan Co.	5,107	427,252
Summit Materials Inc. Class A (a)	27,530	881,786
SunCoke Energy Inc. (a)	16,785	153,415
TimkenSteel Corp. (a)	10,472	172,788
Trecora Resources (a)	5,000	66,500
Tredegar Corp.	6,499	116,982
Trinseo SA	11,608	778,897
Tronox Ltd. Class A	16,807	354,628
UFP Technologies Inc. (a)	1,613	45,325
United States Lime & Minerals Inc.	472	39,648
US Concrete Inc. (a)	3,848	293,602
Valhi Inc.	4,600	11,178
Verso Corp. Class A (a)	9,332	47,500
Warrior Met Coal Inc.	4,410	103,944
Worthington Industries Inc.	11,398	524,308

		23,332,685

Real Estate (7.14%)
Acadia Realty Trust	21,167	605,800
Agree Realty Corp.	6,628	325,302
Alexander & Baldwin Inc.	11,885	550,632
Alexander’s Inc.	571	242,155
Altisource Portfolio Solutions SA (a)	3,013	77,946
Altisource Residential Corp.	13,568	150,740
American Assets Trust Inc.	10,641	423,193
Armada Hoffler Properties Inc.	12,177	168,164
Ashford Hospitality Prime Inc.	6,926	65,797
Ashford Hospitality Trust Inc.	21,073	140,557
Bluerock Residential Growth REIT Inc.	6,811	75,330
CareTrust REIT Inc.	18,945	360,713
CatchMark Timber Trust Inc. Class A	10,808	136,289
CBL & Associates Properties Inc.	43,928	368,556
Cedar Realty Trust Inc.	22,485	126,366
Chatham Lodging Trust	10,089	215,097
Chesapeake Lodging Trust	15,764	425,155
City Office REIT Inc.	8,369	115,241
Clipper Realty Inc.	4,105	43,965
Community Healthcare Trust Inc.	4,338	116,952
Consolidated-Tomoka Land Co.	1,059	63,614
CorEnergy Infrastructure Trust Inc.	3,203	113,226
Cousins Properties Inc.	107,698	1,005,899
DiamondRock Hospitality Co.	52,708	577,153

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Easterly Government Properties Inc.	10,098	$208,726
EastGroup Properties Inc.	8,734	769,640
Education Realty Trust Inc.	18,737	673,221
Farmland Partners Inc.	7,973	72,076
First Industrial Realty Trust Inc.	30,619	921,326
First Potomac Realty Trust	15,644	174,274
Forestar Group Inc. (a) (c)	8,700	149,640
Four Corners Property Trust Inc.	15,765	392,864
Franklin Street Properties Corp.	28,169	299,155
FRP Holdings Inc. (a)	1,800	81,450
Geo Group Inc., The	32,060	862,414
Getty Realty Corp.	7,213	206,364
Gladstone Commercial Corp.	6,421	142,996
Global Medical REIT Inc.	3,968	35,633
Global Net Lease Inc.	17,067	373,597
Government Properties Income Trust	9,012	169,155
Gramercy Property Trust	38,970	1,178,842
Griffin Industrial Realty Inc.	289	10,505
Healthcare Realty Trust Inc.	31,345	1,013,697
Hersha Hospitality Trust	10,984	205,071
HFF Inc. Class A	9,550	377,798
Independence Realty Trust Inc.	16,376	166,544
InfraREIT Inc. (a)	11,387	254,727
Investors Real Estate Trust	33,333	203,665
iStar Inc. (a)	19,107	225,463
Jernigan Capital Inc.	3,293	67,671
Kennedy-Wilson Holdings Inc.	21,863	405,559
Kite Realty Group Trust	21,889	443,252
LaSalle Hotel Properties	29,154	846,049
Lexington Realty Trust	55,706	569,315
LTC Properties Inc.	10,407	488,921
Mack-Cali Realty Corp.	23,641	560,528
Marcus & Millichap Inc. (a)	4,235	114,303
Maui Land & Pineapple Company Inc. (a)	1,677	23,394
MedEquities Realty Trust Inc.	7,912	92,966
Monmouth Real Estate Investment Corp. Class A	18,563	300,535
National Health Investors Inc.	10,195	787,972
National Storage Affiliates Trust	11,824	286,614
New Senior Investment Group Inc.	20,291	185,663
NexPoint Residential Trust Inc.	4,766	113,097
NorthStar Realty Europe Corp.	14,587	186,859
One Liberty Properties Inc.	3,687	89,815
Parkway Inc.	11,167	257,176
Pebblebrook Hotel Trust	17,662	638,305
Pennsylvania Real Estate Investment Trust	17,907	187,844
Physicians Realty Trust	45,424	805,368
Potlatch Corp.	10,742	547,842
Preferred Apartment Communities Inc. Class A	8,308	156,855
PS Business Parks Inc.	5,098	680,583
QTS Realty Trust Inc. Class A	12,275	642,719
Quality Care Properties Inc. (a)	24,791	384,260
RAIT Financial Trust	24,094	17,589

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Ramco-Gershenson Properties Trust	21,123	$274,810
RE/MAX Holdings Inc. Class A	4,700	298,685
Redfin Corp. (a)	2,672	67,040
Retail Opportunity Investments Corp.	28,386	539,618
Rexford Industrial Realty Inc.	17,445	499,276
RLJ Lodging Trust	43,502	957,044
RMR Group Inc., The Class A	1,869	95,973
Ryman Hospitality Properties Inc.	11,603	725,071
Sabra Health Care REIT Inc.	45,213	991,973
Safety, Income and Growth Inc.	2,358	43,953
Saul Centers Inc.	3,039	188,144
Select Income REIT	16,098	377,015
Seritage Growth Properties Class A	6,690	308,208
St. Joe Co., The(a)	12,116	228,387
STAG Industrial Inc.	23,539	646,616
Starwood Waypoint Homes	32,832	1,194,100
Stratus Properties Inc.	1,721	52,146
Summit Hotel Properties Inc.	26,876	429,747
Sunstone Hotel Investors Inc.	57,325	921,213
Tejon Ranch Co. (a)	3,636	76,720
Terreno Realty Corp.	12,871	465,673
Tier REIT Inc.	13,174	254,258
Transcontinental Realty Investors Inc. (a)	421	11,451
Trinity Place Holdings Inc. (a)	5,830	40,927
UMH Properties Inc.	7,732	120,233
Universal Health Realty Income Trust	3,377	254,930
Urban Edge Properties	25,721	620,391
Urstadt Biddle Properties Inc. Class A	7,212	156,500
Washington Prime Group Inc.	47,559	396,166
Washington Real Estate Investment Trust	19,759	647,305
Whitestone REIT	10,011	130,644
Xenia Hotels & Resorts Inc.	28,048	590,410

		38,148,366

Telecommunication Services (0.82%)
ATN International Inc.	2,674	140,920
Boingo Wireless Inc. (a)	8,910	190,407
Cincinnati Bell Inc. (a)	11,151	221,347
Cogent Communications Holdings Inc.	10,817	528,951
Consolidated Communications Holdings Inc.	17,366	331,343
Frontier Communications Corp.	20,577	242,603
General Communication Inc. Class A(a)	6,986	284,959
Globalstar Inc. (a)	115,555	188,355
Hawaiian Telcom Holdco Inc. (a)	1,724	51,410
IDT Corp. Class B	4,305	60,614
Intelsat SA (a)	10,207	47,973
Iridium Communications Inc. (a)	21,910	225,673
Lumos Networks Corp. (a)	5,550	99,456
Ooma Inc. (a)	4,383	46,241
Orbcomm Inc. (a)	16,700	174,849
pdvWireless Inc. (a)	2,601	77,510
Shenandoah Telecommunications Co.	12,231	454,993

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Spok Holdings Inc.	5,566	$85,438
Straight Path Communications Inc. Class B (a)	2,520	455,288
Vonage Holdings Corp. (a)	51,059	415,620
Windstream Holdings Inc.	48,430	85,721

		4,409,671

Utilities (3.57%)
ALLETE Inc.	13,124	1,014,354
American States Water Co.	9,456	465,710
AquaVenture Holdings Ltd. (a)	2,972	40,122
Artesian Resources Corp. Class A	1,986	75,071
Atlantic Power Corp. (a)	33,973	83,234
Avista Corp.	16,721	865,646
Black Hills Corp.	13,700	943,519
Cadiz Inc. (a)	5,366	68,148
California Water Service Group	12,475	475,921
Chesapeake Utilities Corp.	4,132	323,329
Connecticut Water Service Inc.	2,859	169,539
Consolidated Water Co. Ltd. Ordinary Shares	3,600	46,080
Dynegy Inc. (a)	28,993	283,841
El Paso Electric Co.	10,522	581,340
Genie Energy Ltd. Class B	3,000	19,650
Global Water Resources Inc.	2,059	19,396
Idacorp Inc.	12,976	1,140,980
MGE Energy Inc.	9,042	584,113
Middlesex Water Co.	4,153	163,088
New Jersey Resources Corp.	22,075	930,461
Northwest Natural Gas Co.	7,367	474,435
NorthWestern Corp.	12,423	707,366
NRG Yield Inc. Class A	9,542	181,012
NRG Yield Inc. Class C	16,771	323,680
ONE Gas Inc.	13,372	984,714
Ormat Technologies Inc.	10,274	627,228
Otter Tail Corp.	10,226	443,297
Pattern Energy Group Inc.	18,403	443,512
PNM Resources Inc.	20,554	828,326
Portland General Electric Co.	22,957	1,047,757
Pure Cycle Corp. (a)	4,046	30,345

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
RGC Resources Inc.	1,598	$45,655
SJW Group	4,274	241,908
South Jersey Industries Inc.	20,838	719,536
Southwest Gas Holdings Inc.	12,122	940,910
Spark Energy Inc. Class A	3,020	45,300
Spire Inc.	12,060	900,279
TerraForm Global Inc. Class A (a)	23,572	111,967
TerraForm Power Inc. Class A (a)	21,206	280,343
Unitil Corp.	3,637	179,886
WGL Holdings Inc.	13,291	1,119,102
York Water Co., The	3,300	111,870

		19,081,970

Total Common Stocks
(cost $364,016,666)		530,094,200

Short-term Investments (0.75%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90% (d)	3,983,635	3,983,635

Total Short-term Investments
(cost $3,983,635)		3,983,635
TOTAL INVESTMENTS (99.96%)
(cost $368,000,301)		534,077,835
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.04%)		231,501

NET ASSETS (100.00%)		$534,309,336

(a)	Non-income producing security.

(b)	Security was valued using significant unobservable inputs.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(d)	Rate shown is the 7-day yield as of September 30, 2017.

(e)	At September 30, 2017, cash in the amount of $181,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	77	December 2017	$5,551,072	$5,747,665	$196,593

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (a) (98.58%)
Australia (6.77%)
AGL Energy Ltd.	13,989	$256,438
Alumina Ltd.	55,470	95,723
Amcor Ltd.	23,377	278,904
AMP Ltd.	59,701	226,186
APA Group	20,886	136,798
Aristocrat Leisure Ltd.	10,755	177,161
ASX Ltd.	4,061	167,013
Aurizon Holdings Ltd.	42,875	164,793
AusNet Services	36,364	48,205
Australia & New Zealand Banking Group Ltd.	59,153	1,373,428
Bank of Queensland Ltd.	8,455	86,085
Bendigo and Adelaide Bank Ltd.	9,322	84,894
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	65,240	1,319,272
BlueScope Steel Ltd.	11,558	99,455
Boral Ltd.	21,808	115,809
Brambles Ltd.	32,065	226,366
Caltex Australia Ltd.	5,407	136,144
Challenger Ltd.	11,648	113,752
CIMIC Group Ltd.	2,074	71,923
Coca-Cola Amatil Ltd.	11,437	69,347
Cochlear Ltd.	1,237	154,482
Commonwealth Bank of Australia	34,782	2,053,045
Computershare Ltd.	9,303	105,592
Crown Resorts Ltd.	7,339	65,108
CSL Ltd.	9,169	963,462
Dexus	20,341	151,577
Domino’s Pizza Enterprises Ltd.	1,181	42,447
Flight Centre Travel Group Ltd.	1,064	37,565
Fortescue Metals Group Ltd.	32,279	130,143
Goodman Group	37,022	239,290
GPT Group	37,760	146,910
Harvey Norman Holdings Ltd.	11,319	34,449
Healthscope Ltd.	37,570	49,215
Incitec Pivot Ltd.	34,102	96,299
Insurance Australia Group Ltd.	45,987	229,780
James Hardie Industries PLC	8,039	111,739
LendLease Group	11,207	157,531
Macquarie Group Ltd.	6,341	452,225
Medibank Private Ltd.	47,732	109,328
Mirvac Group	77,776	139,707
National Australia Bank Ltd.	54,087	1,336,414
Newcrest Mining Ltd.	15,892	262,029
Oil Search Ltd.	27,744	152,337
Orica Ltd.	7,280	112,895
Origin Energy Ltd. (d)	35,778	209,921
Qantas Airways Ltd.	12,046	55,087
QBE Insurance Group Ltd.	28,216	221,548
Ramsay Health Care Ltd.	2,844	138,936
REA Group Ltd.	1,046	54,972
Rio Tinto Ltd.	8,384	437,528
Santos Ltd. (d)	37,844	119,333
Scentre Group	107,918	332,678
Seek Ltd.	6,996	91,150
Sonic Healthcare Ltd.	7,802	127,967
South32 Ltd.	100,393	257,507

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Stockland	48,738	$164,389
Suncorp Group Ltd.	26,042	266,577
Sydney Airport	22,252	124,101
Tabcorp Holding Ltd.	16,390	54,896
Tatts Group Ltd.	26,677	83,283
Telstra Corp. Ltd.	83,524	228,652
TPG Telecom Ltd.	7,255	27,714
Transurban Group	41,857	390,052
Treasury Wine Estates Ltd.	14,499	155,697
Vicinity Centres	71,161	148,478
Wesfarmers Ltd.	22,984	745,124
Westfield Corp.	39,848	245,053
Westpac Banking Corp.	67,812	1,697,880
Woodside Petroleum Ltd.	14,832	338,554
Woolworths Ltd.	25,414	502,555

		19,800,897

Austria (0.24%)
Andritz AG	1,161	67,107
Erste Group Bank AG	6,092	263,129
OMV AG	2,973	173,195
Raiffeisen Bank International AG(d)	2,187	73,292
VoestAlpine AG	2,369	120,803

		697,526

Belgium (1.18%)
Ageas	3,934	184,868
Anheuser-Busch InBev SA/NV	15,380	1,841,394
Colruyt SA	1,375	70,424
Groupe Bruxelles Lambert SA	1,687	177,454
KBC Group NV	5,061	428,881
Proximus SA	3,216	110,818
Solvay SA	1,497	223,640
Telenet Group Holding NV(d)	1,033	68,346
UCB SA	2,552	181,666
Umicore SA	1,922	158,990

		3,446,481

Denmark (1.84%)
A.P. Moller-Maersk A/S Class A	76	139,658
A.P. Moller-Maersk A/S Class B	132	250,740
Carlsberg A/S Class B	2,230	244,029
Chr. Hansen Holding A/S	2,028	173,932
Coloplast A/S Class B	2,527	205,090
Danske Bank A/S	14,892	595,562
DONG Energy A/S(e)	2,998	171,607
DSV A/S	3,835	290,111
Genmab A/S(d)	1,167	257,634
H. Lundbeck A/S	1,396	80,551
ISS A/S	3,443	138,458
Novo Nordisk A/S Class B	37,248	1,780,687
Novozymes A/S B Shares	4,655	238,877
Pandora A/S	2,159	213,114
TDC A/S	16,066	94,131
Tryg A/S	2,594	59,904
Vestas Wind Systems A/S	4,472	401,299

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
William Demant Holding A/S(d)	2,417	$63,800

		5,399,184

Finland (1.00%)
Elisa OYJ	3,002	129,221
Fortum OYJ	9,264	184,931
Kone Corp. OYJ Class B	6,974	369,267
Metso OYJ	2,272	83,351
Neste OYJ	2,616	114,244
Nokia OYJ	117,275	704,125
Nokian Renkaat OYJ	2,334	103,804
Orion OYJ Class B	2,131	98,881
Sampo OYJ A Shares	9,023	476,907
Stora Enso OYJ R Shares	11,110	156,914
UPM-Kymmene OYJ	10,773	291,959
Wartsila OYJ Class B	3,004	212,671

		2,926,275

France (10.66%)
Accor SA	3,777	187,646
Aeroports de Paris (ADP)	626	101,214
Air Liquide SA	7,823	1,043,412
Airbus SE	11,701	1,112,023
Alstom SA	3,114	132,257
ArcelorMittal(d)	13,407	345,833
Arkema	1,387	170,077
AtoS	1,846	286,360
AXA SA	39,216	1,186,081
BNP Paribas SA	22,653	1,827,297
Bollore	17,804	88,989
Bouygues SA	4,298	203,954
Bureau Veritas SA	5,248	135,434
Capgemini SE	3,246	380,422
Carrefour SA	11,866	239,748
Casino Guichard Perrachon SA	1,133	67,196
Cie Generale des Etablissements Michelin Class B	3,453	504,016
CNP Assurances	3,501	82,053
Compagnie de Saint-Gobain	10,087	601,099
Credit Agricole SA	22,643	411,596
Danone	11,915	934,645
Dassault Aviation SA	47	76,016
Dassault Systemes SA	2,596	262,608
Edenred	4,505	122,463
Eiffage SA	1,386	143,499
Electricite de France	11,697	142,049
Engie	34,409	584,399
Essilor International SA	4,188	518,491
Eurazeo SA	889	79,465
Eurofins Scientific SE	227	143,429
Eutelsat Communications	3,828	113,379
Fonciere des Regions	704	73,130
Gecina SA	993	161,022
Groupe Eurotunnel SE	9,570	115,370
Hermes International	643	324,162
ICADE	673	60,030
Iliad SA	548	145,631

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Imerys SA	755	$68,219
Ingenico Group	1,143	108,343
Ipsen SA	759	100,875
JC Decaux SA	1,523	57,025
Kering	1,492	594,352
Klepierre SA	4,651	182,556
Lagardere SCA	2,491	83,392
Legrand SA	5,537	399,719
L’Oreal SA	5,082	1,080,555
LVMH Moet Hennessy Louis Vuitton SE	5,652	1,559,470
Natixis SA	19,396	155,196
Orange	40,305	660,242
Pernod Ricard SA	4,286	592,931
Peugeot SA	9,785	233,033
Publicis Groupe	4,170	291,227
Remy Cointreau SA	473	56,016
Renault SA	3,581	351,754
Rexel SA	6,135	106,154
Safran SA	6,242	637,704
Sanofi	22,907	2,274,469
Schneider Electric SE (Paris)	11,331	986,061
SCOR SE	3,435	144,022
SEB SA	468	85,846
SES	7,015	153,467
Societe BIC SA	562	67,353
Societe Generale	15,431	903,415
Sodexo	1,862	232,174
STMicroelectronics NV	12,500	241,846
Suez	6,960	127,051
Thales SA	2,229	252,328
Total SA	47,318	2,541,519
Unibail-Rodamco SE (Amsterdam)	1,971	479,300
Valeo SA	4,827	358,162
Veolia Environnement	9,524	220,061
Vinci SA	10,185	967,827
Vivendi	20,783	526,149
Wendel	570	92,328
Zodiac Aerospace	4,128	119,362

		31,197,998

Germany (9.13%)
adidas AG	3,784	856,000
Allianz SE Reg.	9,224	2,070,806
Axel Springer SE	977	62,782
BASF SE	18,539	1,972,889
Bayer AG Reg.	16,706	2,276,579
Bayerische Motoren Werke (BMW) AG	6,683	677,940
Beiersdorf AG	2,035	218,942
Brenntag AG	3,186	177,413
Commerzbank AG(d)	21,919	298,179
Continental AG	2,201	558,643
Covestro AG(e)	2,250	193,462
Daimler AG Registered Shares	19,435	1,549,802
Deutsche Bank AG Reg.	41,760	722,081
Deutsche Boerse AG	3,896	422,296
Deutsche Lufthansa AG Reg.	5,111	142,017

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Post AG	19,615	$873,187
Deutsche Telekom AG	66,010	1,231,502
Deutsche Wohnen SE	7,088	300,913
E.ON SE	44,667	505,536
Evonik Industries AG	3,382	120,795
Fraport AG	842	79,951
Fresenius Medical Care AG & Co. KGaA	4,152	406,173
Fresenius SE & Co. KGaA	8,389	676,696
GEA Group AG	3,722	169,319
Hannover Rueck SE	1,190	143,389
HeidelbergCement AG	2,989	307,239
Henkel AG & Co. KGaA	2,124	258,441
Hochtief AG	417	70,355
Hugo Boss AG	1,323	116,633
Infineon Technologies AG	22,890	575,432
Innogy SE (e)	2,906	129,330
K+S AG Reg.	4,041	110,088
KION Group AG	1,439	137,710
Lanxess AG	1,847	145,735
Linde AG	3,709	773,498
MAN AG	711	80,243
Merck KGaA	2,625	292,006
Metro AG(d)	3,642	76,986
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,132	669,640
Osram Licht AG	1,469	117,212
ProSiebenSat.1 Media SE	4,598	156,700
QIAGEN NV	4,321	135,999
RTL Group SA	781	59,113
RWE AG (d)	10,068	228,706
SAP SE	19,818	2,171,069
Siemens AG Reg.	15,458	2,177,762
Symrise AG	2,173	165,063
Telefonica Deutschland Holding AG	13,509	75,808
ThyssenKrupp AG	7,559	224,020
United Internet AG Reg.	2,483	154,568
Volkswagen AG	655	110,906
Vonovia SE	9,187	390,892
Zalando SE (d)(e)	2,246	112,553

		26,730,999

Hong Kong (3.43%)
AIA Group Ltd.	243,442	1,795,056
ASM Pacific Technology Ltd.	4,692	67,573
Bank of East Asia Ltd., The	25,198	108,868
BOC Hong Kong Holdings Ltd.	74,500	361,933
CK Asset Holdings Ltd.	53,581	443,445
CK Hutchison Holdings Ltd.	54,081	691,278
CK Infrastructure Holdings Ltd.	13,611	117,090
CLP Holdings Ltd.	33,005	338,221
First Pacific Company Ltd.	44,353	35,373
Galaxy Entertainment Group Ltd.	47,880	337,114
Hang Lung Group Ltd.	18,000	64,635
Hang Lung Properties Ltd.	33,000	78,322
Hang Seng Bank Ltd.	15,643	381,283

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Henderson Land Development Co. Ltd.	24,231	$160,525
HK Electric Investments (e)	67,500	61,610
HKT Trust and HKT Ltd.	73,100	88,900
Hong Kong & China Gas Co. Ltd.	174,163	327,297
Hong Kong Exchanges & Clearing Ltd.	23,479	631,188
Hongkong Land Holdings Ltd.	24,200	174,240
Hysan Development Co. Ltd.	11,916	56,059
I-Cable Communications Ltd. (d)	10,924	364
Jardine Matheson Holdings Ltd.	4,300	272,448
Jardine Strategic Holdings Ltd.	4,300	185,760
Kerry Properties Ltd.	12,328	51,054
Li & Fung Ltd.	115,240	57,829
Link REIT	44,762	362,721
Melco Resorts & Entertainment Ltd. ADR	5,004	120,696
MGM China Holdings Ltd.	17,454	41,827
MTR Corporation Ltd.	30,526	178,195
New World Development Company Ltd.	111,318	159,889
NWS Holdings Ltd.	33,601	65,468
PCCW Ltd.	83,704	45,326
Power Assets Holdings Ltd.	28,982	250,990
Sands China Ltd.	50,772	264,208
Shangri-La Asia Ltd.	26,974	50,000
Sino Land Co. Ltd.	64,946	114,069
SJM Holdings Ltd.	38,022	34,802
Sun Hung Kai Properties Ltd.	29,099	472,715
Swire Pacific Ltd. Class A	10,821	105,002
Swire Properties Ltd.	23,996	81,404
Techtronic Industries Company Ltd.	27,999	149,465
WH Group Ltd. (e)	167,000	177,441
Wharf Holdings Ltd., The	24,700	220,073
Wheelock and Co. Ltd.	16,104	113,279
Wynn Macau Ltd.	29,936	80,669
Yue Yuen Industrial Holdings Ltd.	14,000	53,229

		10,028,933

Ireland (0.43%)
Bank of Ireland Group PLC (d)	20,024	164,008
CRH PLC (Dublin)	16,808	641,155
Kerry Group PLC Class A (Dublin)	3,197	307,157
Paddy Power Betfair PLC	1,612	160,839

		1,273,159

Israel (0.48%)
Azrieli Group Ltd.	804	44,717
Bank Hapoalim B.M.	21,941	153,535
Bank Leumi Le-Israel	30,193	160,461
Bezeq The Israeli Telecommunication Corporation Ltd.	43,769	62,561
Check Point Software Technologies Ltd. (d)	2,603	296,794
Elbit Systems Ltd.	487	71,599
Frutarom Industries Ltd.	794	61,075
Israel Chemicals Ltd.	11,028	49,097

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Mizrahi Tefahot Bank Ltd.	1,665	$29,861
NICE Ltd.	1,321	107,001
Taro Pharmaceutical Industries Ltd. (d)	319	35,948
Teva Pharmaceutical Industries Ltd. Sponsored ADR	18,144	319,334

		1,391,983

Italy (2.45%)
Assicurazioni Generali SpA	25,188	469,171
Atlantia SpA	8,677	273,920
CNH Industrial NV	20,614	247,535
Enel SpA	164,313	989,457
Eni SpA	51,821	857,462
EXOR NV	2,189	138,802
Ferrari NV (Italy)	2,479	273,949
Fiat Chrysler Automobiles NV (Italy) (d)	21,589	386,823
Intesa Sanpaolo	255,027	901,838
Intesa Sanpaolo RSP	19,708	65,220
Leonardo SpA	8,213	153,855
Luxottica Group SpA	3,421	191,207
Mediobanca SpA	11,592	124,401
Poste Italiane SpA (e)	10,545	77,645
Prysmian SpA	4,044	136,601
Recordati SpA	2,111	97,305
Saipem SpA (d)	7,634	32,915
Snam SpA	50,286	242,249
Telecom Italia SpA (d)	229,590	215,047
Telecom Italia SpA RSP	121,668	91,456
Tenaris SA	9,773	138,609
Terna - Rete Elettrica Nationale SpA	28,400	165,883
UniCredit SpA (d)	40,402	860,476
UnipolSai SpA	16,577	38,715

		7,170,541

Japan (22.91%)
ABC-Mart Inc.	700	36,952
ACOM Co. Ltd. (d)	9,100	35,260
Aeon Co. Ltd.	12,100	178,771
Aeon Credit Service Co. Ltd.	2,300	48,054
Aeon Mall Co. Ltd.	2,100	37,381
Air Water Inc.	2,769	51,086
Aisin Seiki Co. Ltd.	3,600	189,713
Ajinomoto Co. Inc.	11,300	220,527
Alfresa Holdings Corp.	3,600	65,873
All Nippon Airways Co. Ltd.	2,500	94,623
Alps Electric Co. Ltd.	4,200	110,818
Amada Holdings Co. Ltd.	7,000	76,827
Aozora Bank Ltd.	2,500	95,090
Asahi Glass Co. Ltd.	4,200	155,832
Asahi Group Holdings Ltd.	7,900	319,861
Asahi Kasei Corp.	26,000	320,018
ASICS Corp.	3,400	50,641
Astellas Pharma Inc.	41,800	531,764
Bandai Namco Holdings Inc.	4,200	144,075
Bank of Kyoto Ltd., The	1,400	71,166
Benesse Holdings Inc.	1,300	46,905
Bridgestone Corp.	13,000	589,896

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Brother Industries Ltd.	5,100	$118,656
CALBEE Inc.	1,600	56,236
Canon Inc.	21,600	738,076
Casio Computer Co. Ltd.	3,900	54,900
Central Japan Railway Co.	2,900	508,483
Chiba Bank Ltd., The	14,000	100,156
Chubu Electric Power Co. Inc.	13,500	167,603
Chugai Pharmaceutical Co. Ltd.	4,700	195,059
Chugoku Bank Ltd., The	3,200	43,852
Chugoku Electric Power Company Inc., The	6,100	64,781
Coca-Cola Bottlers Japan Inc.	2,500	81,093
Concordia Financial Group Ltd.	23,000	113,666
Credit Saison Co. Ltd.	2,800	58,103
Cyberdyne Inc. (d)	2,000	26,643
Dai Nippon Printing Co. Ltd.	5,500	131,629
Daicel Chemical Industries Ltd.	5,700	68,689
Dai-ichi Life Holdings Inc.	21,200	380,385
Daiichi Sankyo Co. Ltd.	11,640	262,540
Daikin Industries Ltd.	5,000	506,332
Daito Trust Construction Co. Ltd.	1,400	255,054
Daiwa House Industry Co. Ltd.	11,400	393,593
Daiwa House REIT Investment Co.	29	69,430
Daiwa Securities Group Inc.	34,000	192,563
DeNA Co. Ltd.	2,200	49,308
Denso Corp.	9,600	485,695
Dentsu Inc.	4,416	193,868
Disco Corp.	600	122,053
Don Quijote Holdings Co. Ltd.	2,400	89,687
East Japan Railway Co.	6,713	619,547
Eisai Co. Ltd.	5,200	266,920
Electric Power Development Co. Ltd.	3,200	80,366
FamilyMart UNY Holdings Co. Ltd.	1,700	89,589
Fanuc Corp.	3,900	789,878
Fast Retailing Co. Ltd.	1,100	324,452
Fuji Electric Co. Ltd.	10,000	55,454
FUJIFILM Holdings Corp.	8,500	329,878
Fujitsu Ltd.	38,000	282,286
Fukuoka Financial Group Inc.	15,000	69,318
Hachijuni Bank Ltd., The	7,549	47,162
Hakuhodo DY Holdings Inc.	4,700	61,734
Hamamatsu Photonics KK	2,600	78,560
Hankyu Hanshin Holdings Inc.	4,800	182,146
Hikari Tsushin Inc.	400	50,122
Hino Motors Ltd.	5,000	61,142
Hirose Electric Co. Ltd.	600	84,461
Hiroshima Bank Ltd., The	5,500	44,528
Hisamitsu Pharmaceutical Co. Inc.	1,100	52,788
Hitachi Chemical Co. Ltd.	2,100	57,574
Hitachi Construction Machinery Co. Ltd.	2,100	62,240
Hitachi High-Technologies Corp.	1,200	43,510
Hitachi Ltd.	94,000	662,365
Hitachi Metals Ltd.	4,300	59,843
Honda Motor Co. Ltd.	34,700	1,027,509
Hoshizaki Corp.	1,000	87,892
Hoya Corp.	7,600	410,309

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hulic Company Ltd.	6,500	$63,715
Idemitsu Kosan Co. Ltd.	1,600	45,146
IHI Corp.	2,800	97,294
Iida Group Holdings Co. Ltd.	3,300	58,830
INPEX Corp.	19,600	208,236
Isetan Mitsukoshi Holdings Ltd.	6,940	72,468
Isuzu Motors Ltd.	11,100	147,079
Itochu Corp.	30,200	494,633
J. Front Retailing Co. Ltd.	4,800	66,332
Japan Airlines Co. Ltd.	2,600	87,988
Japan Airport Terminal Co. Ltd.	800	28,509
Japan Exchange Group Inc.	10,500	185,785
Japan Post Bank Co. Ltd.	8,200	101,293
Japan Post Holdings Co. Ltd.	31,700	374,399
Japan Prime Realty Investment Corp.	17	56,805
Japan Real Estate Investment Corp.	26	125,003
Japan Retail Fund Investment Corp.	54	96,890
Japan Tobacco Inc.	22,200	727,604
JFE Holdings Inc.	10,500	205,054
JGC Corp.	4,000	64,732
JSR Corp.	3,700	70,301
JTEKT Corp.	4,900	67,844
JXTG Holdings Inc.	62,200	319,996
Kajima Corp.	18,000	178,840
Kakaku.com Inc.	2,900	36,957
Kamigumi Co. Ltd.	2,500	57,876
Kaneka Corp.	6,000	46,603
Kansai Electric Power Company Inc., The	14,200	181,657
Kansai Paint Co. Ltd.	4,300	108,221
Kao Corp.	10,000	588,314
Kawasaki Heavy Industries Ltd.	2,900	96,130
KDDI Corp.	36,500	962,413
Keihan Holdings Co. Ltd.	2,000	58,565
Keikyu Corp.	4,500	91,220
Keio Corp.	2,400	98,965
Keisei Electric Railway Co. Ltd.	3,000	83,048
Keyence Corp.	1,940	1,030,127
Kikkoman Corp.	3,000	92,246
Kintetsu Group Holdings Co. Ltd.	3,800	141,329
Kirin Holdings Co. Ltd.	17,500	411,820
Kobe Steel Ltd.	6,100	69,714
Koito Manufacturing Company Ltd.	2,224	139,537
Komatsu Ltd.	18,700	531,959
Konami Holdings Corp.	2,000	96,156
Konica Minolta Holdings Inc.	9,000	73,904
KOSE Corp.	600	68,731
Kubota Corp.	21,600	392,649
Kuraray Co. Ltd.	7,500	140,236
Kurita Water Industries Ltd.	2,000	57,765
Kyocera Corp.	6,500	403,315
Kyowa Hakko Kirin Co. Ltd.	5,100	86,749
Kyushu Electric Power Co. Inc.	8,600	91,331
Kyushu Financial Group Inc.	7,000	43,048
Kyushu Railway Co.	3,200	95,126
Lawson Inc.	900	59,587
LINE Corp. (d)	900	32,513

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Lion Corp.	4,500	$82,142
LIXIL Group Corp.	5,400	143,296
M3 Inc.	4,000	113,930
Mabuchi Motor Co. Ltd.	1,000	50,033
Makita Corp.	4,500	181,360
Marubeni Corp.	31,100	212,400
Marui Group Co. Ltd.	4,500	64,426
Maruichi Steel Tube Ltd.	1,000	29,105
Mazda Motor Corp.	11,800	180,893
McDonald’s Holdings Company (Japan) Ltd.	1,300	57,534
Mebuki Financial Group Inc.	19,540	75,538
Medipal Holdings Corp.	3,400	59,041
MEIJI Holdings Company Ltd.	2,400	190,251
Minebea Mitsumi Inc.	7,600	118,871
Miraca Holdings Inc.	1,090	50,662
MISUMI Group Inc.	5,700	150,092
Mitsubishi Chemical Holdings Corp.	28,900	275,324
Mitsubishi Corp.	30,400	706,609
Mitsubishi Electric Corp.	39,000	609,305
Mitsubishi Estate Company Ltd.	25,300	439,897
Mitsubishi Gas Chemical Co. Inc.	3,500	82,022
Mitsubishi Heavy Industries Ltd.	6,500	256,996
Mitsubishi Materials Corp.	2,400	82,968
Mitsubishi Motors Corp.	13,500	106,776
Mitsubishi Tanabe Pharma Corp.	4,500	103,177
Mitsubishi UFJ Financial Group Inc.	243,100	1,578,611
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	50,318
Mitsui & Co. Ltd.	34,500	509,873
Mitsui Chemicals Inc.	3,600	109,416
Mitsui Fudosan Co. Ltd.	18,000	390,313
Mitsui OSK Lines Ltd.	2,400	72,730
mixi Inc.	1,000	48,256
Mizuho Financial Group Inc.	487,229	853,436
MS&AD Insurance Group Holdings Inc.	9,600	309,094
Murata Manufacturing Co. Ltd.	3,900	573,259
Nabtesco Corp.	2,345	87,110
Nagoya Railroad Co. Ltd.	3,600	77,519
NEC Corp.	5,200	140,946
Nexon Co. Ltd. (d)	3,700	96,540
NGK Insulators Ltd.	5,700	106,782
NGK Spark Plug Co. Ltd.	3,700	78,751
NH Foods Ltd.	2,000	55,010
Nidec Corp.	4,800	589,522
Nikon Corp.	7,000	121,369
Nintendo Co. Ltd.	2,300	849,482
Nippon Building Fund Inc.	28	139,596
Nippon Electric Glass Co. Ltd.	1,500	58,054
Nippon Express Co. Ltd.	1,600	104,226
Nippon Paint Co. Ltd.	3,400	115,574
Nippon Prologis REIT Inc.	32	67,427
Nippon Steel Corp.	15,300	351,278
Nippon Telegraph & Telephone Corp.	14,000	641,617
Nippon Yusen KK (d)	3,300	68,595
Nissan Chemical Industries Ltd.	2,600	91,500
Nissan Motor Co. Ltd.	46,900	464,519

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nisshin Seifun Group Inc.	4,100	$68,683
Nissin Foods Holdings Co. Ltd.	1,100	66,865
Nitori Holdings Co. Ltd.	1,600	228,785
Nitto Denko Corp.	3,300	275,144
NOK Corp.	2,000	44,790
Nomura Holdings Inc.	73,300	410,389
Nomura Real Estate Holdings Inc.	2,300	49,015
Nomura Real Estate Master Fund Inc.	76	98,812
Nomura Research Institute Ltd.	2,860	111,579
NSK Ltd.	7,800	105,155
NTT Data Corp.	13,000	139,098
NTT DoCoMo Inc.	26,600	607,645
Obayashi Corp.	13,000	155,850
OBIC Co. Ltd.	1,300	81,795
Odakyu Electric Railway Co. Ltd.	6,000	113,841
Oji Paper Co. Ltd.	16,000	86,310
Olympus Corp.	5,900	199,769
OMRON Corp.	4,000	203,688
Ono Pharmaceutical Co. Ltd.	8,300	188,055
Oracle Corp. Japan	700	54,992
Oriental Land Co. Ltd.	4,400	335,264
Orix Corp.	26,700	430,546
Osaka Gas Co. Ltd.	7,600	141,295
OTSUKA Corp.	1,100	70,482
Otsuka Holdings Co. Ltd.	8,031	319,099
Panasonic Corp.	44,600	646,259
Park24 Co. Ltd.	2,400	58,440
Pola Orbis Holdings Inc.	2,000	60,520
Rakuten Inc.	18,800	205,000
Recruit Holdings Co Ltd.	22,200	480,794
Renesas Electronics Corp. (d)	10,200	111,133
Resona Holdings Inc.	42,595	218,795
Ricoh Co. Ltd.	14,300	139,029
RINNAI Corp.	700	59,907
Rohm Co. Ltd.	1,900	162,773
Ryohin Keikaku Co. Ltd.	500	147,301
Sankyo Co. Ltd.	1,000	31,904
Santen Pharmaceutical Co. Ltd.	7,800	122,901
SBI Holdings Inc.	4,000	60,218
Secom Co. Ltd.	4,300	313,429
Sega Sammy Holdings Inc.	3,526	49,259
Seibu Holdings Inc.	3,600	61,490
Seiko Epson Corp.	5,500	133,095
Sekisui Chemical Co. Ltd.	8,100	159,373
Sekisui House Ltd.	11,400	192,136
Seven & I Holdings Co. Ltd.	15,180	586,155
Seven Bank Ltd.	13,400	48,348
Sharp Corp. (d)	3,100	93,530
Shimadzu Corp.	5,000	98,467
Shimamura Co. Ltd.	500	59,987
Shimano Inc.	1,500	199,822
Shimizu Corp.	11,000	121,902
Shin-Etsu Chemical Co. Ltd.	7,900	706,279
Shinsei Bank Ltd.	3,500	56,019
Shionogi & Co. Ltd.	6,000	327,980
Shiseido Co. Ltd.	7,600	304,068
Shizuoka Bank Ltd., The	11,000	98,929

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Showa Shell Sekiyu KK	4,600	$52,939
SMC Corp.	1,100	387,994
SoftBank Group Corp.	16,700	1,348,170
Sohgo Security Services Co. Ltd.	1,500	68,785
Sompo Holdings Inc.	7,200	280,130
Sony Corp.	25,500	948,616
Sony Financial Holdings Inc.	3,800	62,340
Stanley Electric Co. Ltd.	2,900	99,351
START TODAY Co. Ltd.	3,600	114,055
Subaru Corp.	12,100	436,579
Sumitomo Chemical Co. Ltd.	33,000	206,168
Sumitomo Corp.	24,000	345,203
Sumitomo Dainippon Pharma Co. Ltd.	3,000	39,031
Sumitomo Electric Industries Ltd.	15,400	251,546
Sumitomo Heavy Industries Ltd.	2,200	88,176
Sumitomo Metal Mining Co. Ltd.	5,000	160,587
Sumitomo Mitsui Financial Group Inc.	27,089	1,039,986
Sumitomo Mitsui Trust Holdings Inc.	6,600	238,192
Sumitomo Realty & Development Co. Ltd.	7,000	211,820
Sumitomo Rubber Industries Ltd.	3,800	69,634
Sundrug Co. Ltd.	1,600	66,261
Suntory Beverage & Food Ltd.	2,800	124,666
Suruga Bank Ltd.	3,500	75,459
Suzuken Co. Ltd.	1,700	60,431
Suzuki Motor Corp.	6,998	367,049
Sysmex Corp.	3,100	197,805
T&D Holdings Inc.	11,000	159,685
Taiheiyo Cement Corp.	2,600	100,395
Taisei Corp.	4,200	220,218
Taisho Pharmaceutical Holdings Co. Ltd.	600	45,537
Taiyo Nippon Sanso Corp.	3,000	35,512
Takashimaya Co. Ltd.	6,000	56,201
Takeda Pharmaceutical Company Ltd.	13,900	767,604
TDK Corp.	2,600	176,530
Teijin Ltd.	3,600	70,960
Terumo Corp.	6,500	255,610
THK Co. Ltd.	2,700	91,900
Tobu Railway Co. Ltd.	3,400	93,366
Toho Co. Ltd.	2,200	76,738
Toho Gas Co. Ltd.	1,600	46,852
Tohoku Electric Power Co. Inc.	9,100	115,726
Tokio Marine Holdings Inc.	13,600	532,035
Tokyo Electric Power Company Holdings Inc. (d)	29,200	117,812
Tokyo Electron Ltd.	3,200	491,411
Tokyo Gas Co. Ltd.	7,400	181,375
Tokyo Tatemono Co. Ltd.	4,000	51,153
Tokyu Corp.	11,000	155,725
Tokyu Fudosan Holdings Corp.	11,100	66,980
Toppan Printing Co. Ltd.	11,000	109,096
Toray Industries Inc.	30,000	291,002
Toshiba Corp. (d)	74,000	207,154
Tosoh Corp.	6,000	135,223
Toto Ltd.	3,000	126,372
Toyo Seikan Kaisha Ltd.	3,800	63,488

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyo Suisan Kaisha Ltd.	1,600	$58,796
Toyoda Gosei Co. Ltd.	1,200	28,356
Toyota Industries Corp.	3,400	195,494
Toyota Motor Corp.	52,700	3,142,564
Toyota Tsusho Corp.	4,400	144,483
Trend Micro Inc.	2,400	118,160
Tsuruha Holdings Inc.	800	95,623
Unicharm Corp.	8,100	185,431
United Urban Investment Corp.	58	84,945
USS Co. Ltd.	4,400	88,762
West Japan Railway Co.	3,300	229,394
Yahoo Japan Corp.	30,000	142,368
Yakult Honsha Co. Ltd.	1,700	122,524
Yamada Denki Co. Ltd.	13,600	74,330
Yamaguchi Financial Group Inc.	4,000	46,816
Yamaha Corp.	3,600	132,770
Yamaha Motor Co. Ltd.	5,900	176,699
Yamato Holdings Co. Ltd.	7,100	143,325
Yamazaki Baking Co. Ltd.	2,300	41,532
Yaskawa Electric Corp.	4,900	155,241
Yokogawa Electric Corp.	5,100	86,842
Yokohama Rubber Company Ltd., The	2,000	41,235

		67,037,308

Netherlands (3.69%)
ABN AMRO Group NV CVA (e)	8,519	255,139
Aegon NV	36,832	214,524
AerCap Holdings NV (d)	3,024	154,557
Akzo Nobel NV	5,085	469,498
Altice NV Class A (d)	9,697	194,198
Altice NV Class B (d)	1,799	35,933
ASML Holding NV	7,542	1,284,046
Coca-Cola European Partners PLC	4,563	191,317
Gemalto NV	1,691	75,537
Heineken Holding NV	2,320	217,990
Heineken NV	5,220	516,080
ING Groep NV	78,195	1,441,732
Koninklijke Ahold Delhaize NV	25,862	483,559
Koninklijke DSM NV	3,727	305,086
Koninklijke KPN NV	71,506	245,510
Koninklijke Philips NV	18,781	775,351
Koninklijke Vopak NV	1,545	67,755
NN Group NV	6,264	262,155
NXP Semiconductors NV (d)	6,981	789,482
Randstad Holding NV	2,401	148,527
Reed Elsevier NV	19,498	415,035
Royal Boskalis Westminster NV	1,984	69,350
Unilever NV CVA	32,498	1,922,006
Wolters Kluwer CVA	5,848	270,215

		10,804,582

New Zealand (0.16%)
Auckland International Airport Ltd.	19,230	89,451
Contact Energy Ltd.	14,983	59,522
Fletcher Building Ltd.	13,758	79,400
Mercury NZ Ltd.	16,801	41,139

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Meridian Energy Ltd.	25,867	$53,155
Ryman Healthcare Ltd.	7,066	47,312
Spark New Zealand Ltd.	36,499	96,226

		466,205

Norway (0.69%)
DnB NOR ASA	19,726	397,517
Gjensidige Forsikring ASA	4,030	70,131
Marine Harvest ASA	7,804	154,326
Norsk Hydro ASA	26,894	195,513
Orkla ASA	16,244	166,631
Schibsted ASA Class A	1,526	39,316
Schibsted ASA Class B	2,384	56,276
Statoil ASA	23,734	474,710
Telenor ASA	14,289	302,124
Yara International ASA	3,632	162,662

		2,019,206

Portugal (0.15%)
Banco Espirito Santo SA Reg. (b) (c)(d)	47,542	0
Energias de Portugal SA	48,947	184,254
Galp Energia SGPS SA	8,842	156,703
Jeronimo Martins SGPS SA	5,271	103,975

		444,932

Singapore (1.26%)
Ascendas Real Estate
Investment Trust	56,000	109,816
CapitaLand Commercial Trust Ltd.	43,500	53,074
CapitaLand Commercial Trust Rights (c)(d)	7,221	1,554
Capitaland Ltd.	51,800	136,713
CapitaLand Mall Trust	52,300	77,113
City Developments Ltd.	8,300	69,327
Comfortdelgro Corp. Ltd.	30,800	47,229
DBS Group Holdings Ltd.	36,107	554,202
Genting Singapore PLC	122,100	105,317
Global Logistic Properties Ltd.	58,126	141,410
Golden Agri-Resources Ltd.	141,330	39,072
Hutchison Port Holdings Trust	114,000	49,020
Jardine Cycle & Carriage Ltd.	2,014	58,410
Keppel Corp. Ltd.	29,400	140,666
Oversea-Chinese Banking Corporation Ltd.	64,225	528,402
SATS Ltd.	14,000	47,580
Sembcorp Industries Ltd.	22,120	48,270
Singapore Airlines Ltd.	12,167	90,056
Singapore Exchange Ltd.	16,000	87,169
Singapore Press Holdings Ltd.	16,000	32,084
Singapore Technologies Engineering Ltd.	33,500	84,957
Singapore Telecommunications Ltd.	165,250	448,317
StarHub Ltd.	12,000	23,001
Suntec Real Estate Investment Trust	49,900	68,608
United Overseas Bank Ltd.	25,988	450,233
UOL Group Ltd.	10,076	60,317

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Wilmar International Ltd.	32,300	$75,723
Yangzijiang Shipbuilding Holdings Ltd.	46,448	48,967

		3,676,607

Spain (3.41%)
Abertis Infraestructuras SA	14,048	283,917
ACS Actividades de Construccion y Servicios SA	4,863	180,215
Aena SME SA (e)	1,391	251,125
Amadeus IT Group SA	9,005	585,259
Banco Bilbao Vizcaya Argentaria SA	136,450	1,219,365
Banco de Sabadell SA	107,692	224,779
Banco Santander SA	325,748	2,274,205
Bankia SA	20,341	98,087
Bankinter SA	13,977	132,221
CaixaBank SA	74,508	373,379
Distribuidora Internacional de Alimentacion SA	14,845	86,586
Enagas SA	1,107	31,172
Endesa SA	6,586	148,480
Ferrovial SA	9,769	215,044
Gas Natural SDG SA	7,278	161,113
Grifols SA	6,021	175,415
Iberdrola SA	119,848	930,913
Industria de Diseno Textil SA	22,037	830,462
International Consolidated Airlines Group SA	12,840	102,284
Mapfre SA	22,347	72,738
Red Electrica Corporacion SA	3,913	82,229
Repsol SA	24,873	458,306
Siemens Gamesa Renewable Energy SA	4,812	62,816
Telefonica SA	92,016	999,664

		9,979,774

Sweden (2.91%)
Alfa Laval AB	5,972	145,837
Assa Abloy AB Class B	20,559	469,493
Atlas Copco AB Class A	13,294	562,941
Atlas Copco AB Class B	7,737	299,985
Boliden AB	5,671	191,960
Electrolux AB Series B	5,216	177,135
Essity Aktiebolag Class B (d)	11,885	323,358
Getinge AB B Shares	3,999	74,973
Getinge AB B Shares Interim Shares (c) (d)	571	10,705
Hennes & Mauritz AB (H&M) B Shares	18,720	484,956
Hexagon AB B Shares	5,308	263,090
Husqvarna AB B Shares	8,516	87,618
ICA Gruppen AB	1,632	61,334
Industrivarden AB C Shares	3,318	84,041
Investor AB B Shares	9,345	461,576
Kinnevik AB Class B	4,729	154,210
L E Lundbergforetagen AB B Shares	788	62,983
Lundin Petroleum AB (d)	4,164	91,103
Millicom International Cellular SA SDR	1,326	87,506

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Nordea Bank AB	61,444	$832,842
Sandvik AB	21,923	378,173
Securitas AB Class B	6,793	113,760
Skandinaviska Enskilda Banken AB Class A	28,977	381,740
Skanska AB Class B	6,871	159,186
SKF AB B Shares	7,613	165,908
Svenska Handelsbanken AB A Shares	30,852	465,532
Swedbank AB - A Shares	18,279	505,400
Swedish Match AB	3,673	128,838
Tele2 AB B Shares	6,813	77,959
Telefonaktiebolaget LM Ericsson B Shares	61,954	355,755
Telia Company AB	52,441	246,981
Volvo AB B Shares	31,369	604,665

		8,511,543

Switzerland (8.16%)
ABB Ltd. Reg.	40,233	994,659
Adecco Group AG Reg.	3,282	255,551
Baloise Holding AG Reg.	1,048	165,801
Barry Callebaut AG Reg.	42	64,365
Chocoladefabriken Lindt & Sprungli AG Reg.	2	138,690
Chocoladefabriken Lindt & Sprungli AG	21	119,817
Compagnie Financiere Richemont SA Reg.	10,487	958,434
Credit Suisse Group AG Reg.	49,265	779,917
Dufry AG Reg. (d)	707	112,291
Ems-Chemie Holding AG Reg	165	109,733
Geberit AG Reg.	755	357,170
Givaudan SA Reg.	185	402,535
Julius Baer Group Ltd.	4,517	267,284
Kuehne & Nagel International AG Reg.	1,118	207,009
LafargeHolcim Ltd. Reg.	9,188	537,038
Lonza Group AG Reg.	1,454	381,387
Nestle SA Reg.	62,684	5,249,830
Novartis AG Reg.	44,598	3,818,014
Pargesa Holding SA	779	64,759
Partners Group Holding AG	359	243,572
Roche Holding AG	14,181	3,620,120
Schindler Holding AG	829	183,119
Schindler Holding AG Reg.	417	89,700
SGS SA Reg	114	273,478
Sika AG	43	319,941
Sonova Holding AG Reg.	1,083	183,753
Straumann Holding AG Reg.	192	123,327
Swatch Group AG Reg., The	1,012	80,631
Swatch Group AG, The	623	259,146
Swiss Life Holding AG Reg.	657	231,427
Swiss Prime Site AG Reg.	1,425	128,101
Swiss Re AG	6,541	592,395
Swisscom AG	525	269,019
UBS Group AG	72,577	1,240,408
Vifor Pharma AG	984	115,842

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Zurich Insurance Group AG	3,075	$938,041

		23,876,304

United Kingdom (17.63%)
3i Group PLC	19,636	240,231
Admiral Group PLC	4,018	97,829
Anglo American PLC	26,888	482,621
Antofagasta PLC	8,074	102,674
Ashtead Group PLC	10,286	247,960
Associated British Foods PLC	7,191	307,675
AstraZeneca PLC	25,539	1,695,712
Auto Trader Group PLC (e)	20,690	108,819
Aviva PLC	80,308	553,667
Babcock International Group PLC	4,930	54,666
BAE Systems PLC	64,129	542,666
Barclays PLC	341,639	885,149
Barratt Developments PLC	20,324	167,360
Berkeley Group Holdings PLC, The	2,635	131,243
BHP Billiton PLC	42,232	743,887
BP PLC	396,381	2,535,180
British American Tobacco PLC	46,155	2,889,523
British Land Company PLC	19,746	159,287
BT Group PLC	165,596	629,970
Bunzl PLC	6,914	210,032
Burberry Group PLC	9,048	213,388
Capita PLC	13,583	102,837
Carnival PLC	3,812	242,276
Centrica PLC	110,790	277,617
Cobham PLC (d)	48,261	94,224
Coca-Cola HBC AG CDI	3,668	124,107
Compass Group PLC	31,947	677,666
ConvaTec Group PLC (e)	23,634	86,743
Croda International PLC	2,709	137,688
DCC PLC	1,856	180,186
Diageo PLC	50,816	1,670,331
Direct Line Insurance Group PLC	28,016	136,501
Dixons Carphone PLC	19,951	51,704
easyJet PLC	3,368	54,925
Experian PLC	19,038	382,409
Ferguson PLC	5,105	334,921
Fresnillo PLC	4,481	84,364
G4S PLC	31,670	118,104
GKN PLC	35,541	164,782
GlaxoSmithKline PLC	99,352	1,981,664
Glencore PLC	245,025	1,122,900
Hammerson PLC	16,556	119,134
Hargreaves Lansdown PLC	5,266	104,435
Hikma Pharmaceuticals PLC	2,879	46,719
HSBC Holdings PLC	403,036	3,980,841
IMI PLC	5,889	98,088
Imperial Brands PLC	19,351	825,622
Inmarsat PLC	9,145	78,856
InterContinental Hotels Group PLC	3,724	197,011
Intertek Group PLC	3,274	218,568
Intu Properties PLC	17,778	54,911
Investec PLC	13,610	99,394

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
ITV PLC	76,253	$178,507
J Sainsbury PLC	34,003	108,397
Johnson Matthey PLC	3,977	182,258
Kingfisher PLC	45,212	180,843
Land Securities Group PLC	15,087	196,609
Legal & General Group PLC	120,195	418,598
Lloyds Banking Group PLC	1,442,388	1,309,085
London Stock Exchange Group PLC	6,364	326,613
Marks & Spencer Group PLC	33,925	160,654
Mediclinic International PLC	8,128	70,795
Meggitt PLC	16,406	114,537
Merlin Entertainments PLC(e)	14,392	85,916
Micro Focus International PLC	8,838	282,690
Mondi PLC	7,522	202,093
National Grid PLC	70,175	869,443
Next PLC	2,901	204,474
Old Mutual PLC	101,521	264,186
Pearson PLC	13,960	114,483
Persimmon PLC	6,286	217,488
Provident Financial PLC	2,987	33,241
Prudential PLC	52,157	1,248,591
Randgold Resources Ltd.	1,954	191,533
Reckitt Benckiser Group PLC	13,424	1,225,533
Reed Elsevier PLC (London)	21,318	467,627
Rio Tinto PLC	24,982	1,162,617
Rolls-Royce Holdings PLC	33,458	397,675
Royal Bank of Scotland Group PLC (d)	70,137	252,158
Royal Dutch Shell PLC Class A	89,992	2,711,449
Royal Dutch Shell PLC Class B	75,601	2,324,450
Royal Mail PLC	18,265	94,033
RSA Insurance Group PLC	20,580	171,806
Sage Group PLC, The	21,804	204,083
Schroders PLC	2,565	115,315
SEGRO PLC	18,855	135,424
Severn Trent PLC	4,943	143,931
Shire PLC	18,223	924,984
Sky PLC	20,819	255,262
Smith & Nephew PLC	17,100	308,881
Smiths Group PLC	8,198	173,238
SSE PLC	20,422	382,296
St. James’s Place PLC	10,691	164,175
Standard Chartered PLC (d)	66,300	658,852
Standard Life Aberdeen PLC	54,206	314,877
Tate & Lyle PLC	10,057	87,394
Taylor Wimpey PLC	66,722	174,792
Tesco PLC (d)	162,170	406,691
Travis Perkins PLC	5,186	100,625
TUI AG (United Kingdom)	8,887	150,763
Unilever PLC	25,906	1,499,299
United Utilities Group PLC	13,952	159,755
Vodafone Group PLC	537,291	1,503,299
Weir Group PLC, The	4,278	112,644
Whitbread PLC	3,698	186,617
William Morrison Supermarkets PLC	45,044	141,300
Worldpay Group PLC (e)	37,319	203,530

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
WPP PLC	25,388	$471,166

		51,596,642

Total Common Stocks
(cost $213,700,939)		288,477,079

Preferred Stocks (0.53%)
Germany (0.53%)
Bayerische Moteren Werke (BMW)
AG, 0.00%	1,162	103,524
Fuchs Petrolub SE, 0.00%	1,403	83,060
Henkel AG & Co. KGaA, 0.00%	3,596	489,401
Porsche Automobil Holding SE, 0.00%	3,177	203,140
Schaeffler AG, 0.00%	3,322	53,594
Volkswagen AG, 0.00%	3,746	610,980

		1,543,699

Total Preferred Stocks
(cost $901,481)		1,543,699

	Shares	Value
Short-term Investments (0.06%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (f)	184,860	$184,860

Total Short-term Investments
(cost $184,860)		184,860

TOTAL INVESTMENTS (99.17%)
(cost $214,787,280)		290,205,638
CASH (g) AND OTHER ASSETS, NET OF LIABILITIES (0.83%)		2,416,275

NET ASSETS (100.00%)		$292,621,913

(a)	The Fund used data provided by an independent statistical fair value service to fair value its holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Security was valued using significant unobservable inputs.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Non-income producing security.

(e)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the value of these securities amounted to $1,914,920 or 0.65% of net assets.

(f)	Rate shown is the 7-day yield as of September 30, 2017.

(g)	At September 30, 2017, cash in the amount of $151,322 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR – Swedish Depositary Receipt

ADR – American Depositary Receipt

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$95,271,927	32.83
Japanese Yen	67,037,308	23.10
British Pound	51,596,642	17.78
Swiss Franc	23,876,304	8.23
Australian Dollar	19,800,897	6.82
Hong Kong Dollar	9,275,789	3.20
Swedish Krona	8,511,543	2.93
Danish Krone	5,399,184	1.86
Singapore Dollar	3,627,587	1.25
United States Dollar	2,583,139	0.89
Norwegian Krone	2,019,206	0.70
Israeli Shekel	739,907	0.25
New Zealand Dollar	466,205	0.16

Total Investments	$290,205,638	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$62,515,992	21.36
Industrials	41,830,576	14.30
Consumer Discretionary	35,422,291	12.11
Consumer Staples	32,460,304	11.09
Health Care	30,570,649	10.45
Materials	22,808,730	7.79
Information Technology	18,150,187	6.20
Energy	14,533,627	4.97
Telecommunication Services	11,775,286	4.02
Real Estate	10,284,832	3.52
Utilities	9,668,304	3.30

Total Stocks	290,020,778	99.11
Short-term Investments	184,860	0.06
Cash and Other Assets, Net of Liabilities	2,416,275	0.83

Net Assets	$292,621,913	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	December 2017	$334,429	$333,448	($981)
Euro Stoxx 50	22	December 2017	913,748	929,825	16,077
FTSE 100 Index	6	December 2017	587,523	589,292	1,769
Nikkei 225 Index	6	December 2017	524,146	542,679	18,533

Total					$35,398

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Registered Investment Companies (99.76%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares(a)	13,226,761	$149,065,593
State Farm Mutual Fund Trust Equity Fund Institutional Shares(a)	21,976,859	236,031,468
Total Registered Investment Companies
(cost $ 310,700,542)		385,097,061
TOTAL INVESTMENTS (99.76%)
(cost $ 310,700,542)		385,097,061
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.24%)		933,437

NET ASSETS (100.00%)		$386,030,498

(a)	As of September 30, 2017, investments in issuers considered to be affiliates of the Equity and Bond Fund for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, as amended, were as follows:

						For the period ended September 30, 2017
Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Change in Unrealized Appreciation (Depreciation)
State Farm Mutual
Fund Trust Bond
Fund Institutional
Shares	13,200,046	26,715	—	13,226,761	$149,065,593	$1,321,073
State Farm Mutual
Fund Trust Equity
Fund Institutional
Shares	23,800,137	—	1,823,278	21,976,859	236,031,468	31,956,783

					$385,097,061	$33,277,856

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (68.60%)
Aerospace/Defense (2.63%)
Northrop Grumman Corp. 5.050%, 08/01/2019	$500,000	$528,322
Precision Castparts Corp. 2.250%, 06/15/2020	1,000,000	1,008,488
Raytheon Co. 3.125%, 10/15/2020	1,500,000	1,550,696
Northrop Grumman Corp. 3.500%, 03/15/2021	500,000	520,112
Lockheed Martin Corp. 3.350%, 09/15/2021	2,000,000	2,079,262
United Technologies Corp. 3.100%, 06/01/2022	1,000,000	1,025,473
General Dynamics Corp. 2.250%, 11/15/2022	1,000,000	1,000,896
Raytheon Co. 2.500%, 12/15/2022	1,000,000	1,006,851
Northrop Grumman Corp. 3.250%, 08/01/2023	3,000,000	3,092,040
Rockwell Collins Inc. 3.700%, 12/15/2023	500,000	524,081
Raytheon Co. 3.150%, 12/15/2024	2,000,000	2,049,508
Lockheed Martin Corp. 2.900%, 03/01/2025	3,000,000	2,985,042
Precision Castparts Corp. 3.250%, 06/15/2025	1,000,000	1,020,860
General Dynamics Corp. 2.125%, 08/15/2026	1,000,000	938,144
United Technologies Corp. 2.650%, 11/01/2026	500,000	482,610
Northrop Grumman Corp. 3.200%, 02/01/2027	1,000,000	1,006,218
Rockwell Collins Inc. 3.500%, 03/15/2027	1,000,000	1,019,565

		21,838,168

Agriculture, Foods, & Beverage (3.92%)
Kraft Foods Group Inc. 6.125%, 08/23/2018	369,000	383,211
PepsiCo Inc. 2.250%, 01/07/2019	2,000,000	2,015,960
Coca-Cola Co., The 3.150%, 11/15/2020	1,000,000	1,039,708
Kellogg Co. 4.000%, 12/15/2020	632,000	667,217
Campbell Soup Co. 4.250%, 04/15/2021	2,000,000	2,125,340
Hormel Foods Corp. 4.125%, 04/15/2021	1,000,000	1,061,339
General Mills Inc. 3.150%, 12/15/2021	2,000,000	2,051,942
JM Smucker Co. 3.000%, 03/15/2022	1,000,000	1,015,423

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kraft Foods Group Inc. 3.500%, 06/06/2022	$1,500,000	$1,553,360
Coca-Cola Co., The 2.500%, 04/01/2023	2,000,000	2,010,750
Hershey Co. 2.625%, 05/01/2023	1,100,000	1,111,728
Mondelez International Inc. 4.000%, 02/01/2024	1,000,000	1,063,912
JM Smucker Co. 3.500%, 03/15/2025	1,000,000	1,023,339
Campbell Soup Co. 3.300%, 03/19/2025	1,000,000	1,011,086
PepsiCo Inc. 2.750%, 04/30/2025	1,000,000	1,000,616
Kraft Heinz Foods Co. 3.950%, 07/15/2025	2,000,000	2,059,924
PepsiCo Inc. 3.500%, 07/17/2025	1,000,000	1,044,450
2.850%, 02/24/2026	1,000,000	995,101
Kellogg Co. 3.250%, 04/01/2026	2,000,000	1,998,774
Coca-Cola Co., The 2.550%, 06/01/2026	1,500,000	1,459,572
Sysco Corp. 3.300%, 07/15/2026	1,000,000	1,001,991
Hershey Co. 2.300%, 08/15/2026	1,000,000	941,347
Coca-Cola Co., The 2.250%, 09/01/2026	1,000,000	947,954
Danone SA (a) 2.947%, 11/02/2026	2,000,000	1,940,970
Sysco Corp. 3.250%, 07/15/2027	1,000,000	996,888

		32,521,902

Automotive (1.26%)
American Honda Finance Corp. 2.125%, 10/10/2018	1,000,000	1,005,849
Daimler Finance NA LLC (a) 2.250%, 03/02/2020	500,000	501,162
Toyota Motor Credit Corp. 2.750%, 05/17/2021	2,000,000	2,041,364
Daimler Finance NA LLC (a) 2.000%, 07/06/2021	1,000,000	984,777
American Honda Finance Corp. 1.650%, 07/12/2021	500,000	489,344
Toyota Motor Credit Corp. 2.625%, 01/10/2023	1,000,000	1,009,914
Daimler Finance NA LLC (a) 3.300%, 05/19/2025	1,000,000	1,011,613
BMW US Capital LLC (a) 2.800%, 04/11/2026	500,000	489,016

See accompanying notes to financial statements.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
American Honda Finance Corp. 2.300%, 09/09/2026	$2,000,000	$1,891,864
BMW US Capital LLC (a) 3.300%, 04/06/2027	1,000,000	1,017,986

		10,442,889

Banks (4.20%)
Bank of New York Mellon Corp. 2.100%, 08/01/2018	1,000,000	1,004,570
Wells Fargo & Co. 2.150%, 01/15/2019	1,000,000	1,005,063
Bank of New York Mellon Corp. 2.200%, 05/15/2019	1,000,000	1,005,834
KFW 4.875%, 06/17/2019	1,000,000	1,053,921
Bank of New York Mellon Corp. 2.300%, 09/11/2019	1,000,000	1,007,758
Wells Fargo & Co. 2.150%, 01/30/2020	1,000,000	1,002,710
State Street Corp. 2.550%, 08/18/2020	1,000,000	1,017,333
Wells Fargo & Co. 3.000%, 01/22/2021	1,000,000	1,022,726
PNC Bank NA 2.150%, 04/29/2021	1,000,000	995,912
Toronto-Dominion Bank, The 1.800%, 07/13/2021	1,000,000	984,902
Bank of New York Mellon Corp. 3.550%, 09/23/2021	2,000,000	2,091,782
Wells Fargo & Co. 3.500%, 03/08/2022	2,000,000	2,077,268
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,061,242
3.700%, 01/30/2024	500,000	528,015
Bank of New York Mellon Corp. 3.400%, 05/15/2024	500,000	516,968
Wells Fargo & Co. 3.300%, 09/09/2024	2,000,000	2,032,934
Bank of New York Mellon Corp. 3.250%, 09/11/2024	1,000,000	1,022,412
State Street Corp. 3.300%, 12/16/2024	2,000,000	2,066,388
US Bank NA 2.800%, 01/27/2025	3,000,000	2,980,803
Wells Fargo & Co. 3.000%, 02/19/2025	1,000,000	992,950
PNC Bank NA 2.950%, 02/23/2025	1,500,000	1,502,630
Bank of New York Mellon Corp. 3.000%, 02/24/2025	500,000	502,372
PNC Bank NA 3.250%, 06/01/2025	500,000	510,422
State Street Corp. 3.550%, 08/18/2025	500,000	521,828
Bank of New York Mellon Corp. 2.800%, 05/04/2026	500,000	490,488

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
State Street Corp. 2.650%, 05/19/2026	$1,000,000	$975,502
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	950,383
Bank of New York Mellon Corp. 2.450%, 08/17/2026	1,000,000	951,904
Wells Fargo & Co. 3.000%, 10/23/2026	1,000,000	977,851
U.S. Bancorp 3.150%, 04/27/2027	1,000,000	1,005,836

		34,860,707

Building Materials & Construction (1.00%)
CRH America Inc. 5.750%, 01/15/2021	1,000,000	1,095,515
Fluor Corp. 3.375%, 09/15/2021	2,000,000	2,067,636
Sonoco Products Co. 4.375%, 11/01/2021	1,000,000	1,052,365
Stanley Black & Decker Inc. 2.900%, 11/01/2022	1,500,000	1,519,934
Fluor Corp. 3.500%, 12/15/2024	1,000,000	1,030,242
CRH America Inc. (a) 3.875%, 05/18/2025	1,000,000	1,044,905
CRH America Finance, Inc. (a) 3.400%, 05/09/2027	500,000	502,272

		8,312,869

Chemicals (3.82%)
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	516,990
Ecolab Inc. 2.250%, 01/12/2020	1,000,000	1,006,702
PPG Industries Inc. 3.600%, 11/15/2020	1,000,000	1,036,546
E.I. du Pont de Nemours and Co. 3.625%, 01/15/2021	1,000,000	1,047,677
Praxair Inc. 4.050%, 03/15/2021	1,000,000	1,063,806
Monsanto Co. 2.750%, 07/15/2021	500,000	506,223
Praxair Inc. 3.000%, 09/01/2021	1,000,000	1,026,234
Dow Chemical Co., The 4.125%, 11/15/2021	1,500,000	1,589,270
Sherwin-Williams Co., The 4.200%, 01/15/2022	2,000,000	2,114,816
Syngenta Finance NV 3.125%, 03/28/2022	2,000,000	1,965,308
Monsanto Co. 2.200%, 07/15/2022	1,300,000	1,272,131
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	2,000,000	2,022,516

46	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc. 2.700%, 02/21/2023	$1,000,000	$998,576
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	2,000,000	2,029,290
Potash Corporation of Saskatchewan Inc. 3.625%, 03/15/2024	1,500,000	1,524,384
Monsanto Co. 3.375%, 07/15/2024	1,000,000	1,019,743
Dow Chemical Co., The 3.500%, 10/01/2024	3,000,000	3,093,984
Sherwin-Williams Co., The 3.300%, 02/01/2025	1,000,000	994,054
Praxair Inc. 2.650%, 02/05/2025	1,300,000	1,275,693
Potash Corporation of Saskatchewan Inc. 3.000%, 04/01/2025	1,000,000	977,585
Monsanto Co. 2.850%, 04/15/2025	1,000,000	977,368
Sherwin-Williams Co., The 3.950%, 01/15/2026	500,000	519,410
Air Liquide Finance (a) 2.500%, 09/27/2026	1,000,000	953,559
Ecolab Inc. 2.700%, 11/01/2026	1,000,000	960,846
Potash Corporation of Saskatchewan Inc. 4.000%, 12/15/2026	500,000	521,459
Dow Chemical Co., The 7.375%, 11/01/2029	500,000	666,443

		31,680,613

Colleges (0.07%)
Dartmouth College 4.750%, 06/01/2019	598,000	626,581

Commercial Service/Supply (0.31%)
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	503,692
4.300%, 06/01/2021	1,000,000	1,067,225
3.250%, 06/01/2022	1,000,000	1,026,101

		2,597,018

Computer Software & Services (2.80%)
Oracle Corp. 2.375%, 01/15/2019	1,000,000	1,010,124
Texas Instruments Inc. 1.650%, 08/03/2019	1,000,000	999,884
Automatic Data Processing Inc. 2.250%, 09/15/2020	500,000	504,898
Microsoft Corp. 3.000%, 10/01/2020	2,000,000	2,073,394
Oracle Corp. 2.800%, 07/08/2021	1,000,000	1,022,614

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Intel Corp. 3.300%, 10/01/2021	$2,000,000	$2,093,962
Microsoft Corp. 2.375%, 05/01/2023	2,000,000	1,998,124
Texas Instruments Inc. 2.250%, 05/01/2023	2,000,000	1,979,290
Oracle Corp. 3.400%, 07/08/2024	1,000,000	1,041,440
Microsoft Corp. 2.700%, 02/12/2025	2,000,000	2,019,396
Oracle Corp. 2.950%, 05/15/2025	1,000,000	1,008,391
QUALCOMM Inc. 3.450%, 05/20/2025	1,000,000	1,031,697
Intel Corp. 3.700%, 07/29/2025	1,000,000	1,057,513
Automatic Data Processing Inc. 3.375%, 09/15/2025	1,000,000	1,035,660
Oracle Corp. 2.650%, 07/15/2026	500,000	491,135
Microsoft Corp. 2.400%, 08/08/2026	1,500,000	1,449,840
Alphabet Inc. 1.998%, 08/15/2026	1,000,000	939,427
Analog Devices Inc. 3.500%, 12/05/2026	500,000	504,938
QUALCOMM Inc. 3.250%, 05/20/2027	1,000,000	1,008,376

		23,270,103

Computers (1.14%)
International Business Machines Corp.
1.875%, 05/15/2019	2,000,000	2,007,208
1.625%, 05/15/2020	1,000,000	995,673
Hewlett-Packard Co.
3.750%, 12/01/2020	161,000	167,400
4.300%, 06/01/2021	2,000,000	2,119,176
4.050%, 09/15/2022	1,000,000	1,060,368
International Business Machines Corp.
3.375%, 08/01/2023	1,000,000	1,041,943
3.625%, 02/12/2024	1,000,000	1,049,304
3.450%, 02/19/2026	1,000,000	1,032,903

		9,473,975

Consumer & Marketing (3.41%)
Kimberly-Clark Corp. 6.250%, 07/15/2018	1,000,000	1,035,739
Unilever Capital Corp. 2.200%, 03/06/2019	1,000,000	1,006,594
Colgate-Palmolive Co. 2.950%, 11/01/2020	1,000,000	1,033,895

See accompanying notes to financial statements.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Unilever Capital Corp. 4.250%, 02/10/2021	$3,000,000	$3,199,827
Estee Lauder Companies Inc., The 1.700%, 05/10/2021	500,000	492,668
Clorox Co. 3.800%, 11/15/2021	1,000,000	1,049,751
Colgate-Palmolive Co. 1.950%, 02/01/2023	1,000,000	982,548
2.100%, 05/01/2023	1,000,000	983,411
NIKE Inc. 2.250%, 05/01/2023	1,500,000	1,496,956
Kimberly-Clark Corp. 2.400%, 06/01/2023	3,000,000	2,984,769
Procter & Gamble Co., The 3.100%, 08/15/2023	3,000,000	3,123,060
Clorox Co. 3.500%, 12/15/2024	2,000,000	2,064,748
Unilever Capital Corp. 3.100%, 07/30/2025	1,000,000	1,010,546
Kimberly-Clark Corp. 3.050%, 08/15/2025	1,000,000	1,016,613
2.750%, 02/15/2026	1,000,000	990,572
Unilever Capital Corp. 2.000%, 07/28/2026	1,000,000	923,600
2.900%, 05/05/2027	1,000,000	987,825
Reckitt Benckiser Treasury Services
PLC (a) 3.000%, 06/26/2027	2,000,000	1,976,328
Clorox Co. 3.100%, 10/01/2027	2,000,000	1,990,384

		28,349,834

Electronic/Electrical Manufacturing (2.08%)
Honeywell International Inc. 4.250%, 03/01/2021	1,000,000	1,070,215
Johnson Controls International PLC 4.250%, 03/01/2021	2,000,000	2,113,990
Emerson Electric Co. 2.625%, 12/01/2021	1,000,000	1,020,627
2.625%, 02/15/2023	2,500,000	2,501,840
Johnson Controls International PLC 3.625%, 07/02/2024	2,000,000	2,071,990
Rockwell Automation Inc. 2.875%, 03/01/2025	2,000,000	1,981,386
Siemens Financieringsmaatschappij
NV (a) 3.250%, 05/27/2025	2,000,000	2,034,456
Emerson Electric Co. 3.150%, 06/01/2025	1,000,000	1,028,187
Hubbell Inc. 3.350%, 03/01/2026	1,000,000	1,012,324
Siemens Financieringsmaatschappij NV (a) 2.350%, 10/15/2026	1,000,000	942,419

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Honeywell International Inc. 2.500%, 11/01/2026	$1,000,000	$958,643
Hubbell Inc. 3.150%, 08/15/2027	500,000	499,736

		17,235,813

Financial Services (2.18%)
JPMorgan Chase Bank NA 6.000%, 10/01/2017	1,000,000	1,000,000
JPMorgan Chase & Co. 2.350%, 01/28/2019	1,000,000	1,007,477
2.200%, 10/22/2019	500,000	502,982
GE Capital International Funding Co. 2.342%, 11/15/2020	812,000	820,548
General Electric Capital Corp. 4.650%, 10/17/2021	287,000	314,284
JPMorgan Chase & Co. 4.500%, 01/24/2022	1,000,000	1,083,511
3.250%, 09/23/2022	2,000,000	2,067,642
Visa Inc. 2.800%, 12/14/2022	1,000,000	1,022,544
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,025,579
3.625%, 05/13/2024	500,000	521,448
General Electric Capital Corp. 3.450%, 05/15/2024	287,000	300,700
JPMorgan Chase & Co. 3.125%, 01/23/2025	1,000,000	1,007,327
GE Capital International Funding Co. 3.373%, 11/15/2025	1,878,000	1,942,305
Visa Inc. 3.150%, 12/14/2025	1,000,000	1,024,506
JPMorgan Chase & Co. 3.200%, 06/15/2026	1,000,000	992,658
2.950%, 10/01/2026	1,000,000	978,703
Mastercard Inc. 2.950%, 11/21/2026	1,000,000	999,936
Visa Inc. 2.750%, 09/15/2027	1,500,000	1,474,052

		18,086,202

Forest Products & Paper (0.07%)
Willamette Industries Inc. 9.000%, 10/01/2021	500,000	598,072

Health Care (6.58%)
Thermo Fisher Scientific Inc. 2.400%, 02/01/2019	1,000,000	1,006,750
Pfizer Inc. 2.100%, 05/15/2019	1,000,000	1,008,670
Amgen Inc. 2.200%, 05/22/2019	1,000,000	1,004,656
AstraZeneca PLC 1.950%, 09/18/2019	1,500,000	1,499,872

48	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Gilead Sciences Inc. 2.350%, 02/01/2020	$500,000	$505,546
Merck & Co. Inc. 1.850%, 02/10/2020	1,000,000	1,001,223
Becton Dickinson & Co. 3.250%, 11/12/2020	1,000,000	1,027,014
CR Bard Inc. 4.400%, 01/15/2021	1,000,000	1,050,646
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,059,993
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,059,300
Baxter International Inc. 1.700%, 08/15/2021	1,000,000	975,507
Becton Dickinson & Co. 3.125%, 11/08/2021	1,000,000	1,019,410
Amgen Inc. 3.875%, 11/15/2021	1,000,000	1,057,598
Thermo Fisher Scientific Inc. 3.300%, 02/15/2022	500,000	517,055
Abbott Laboratories 2.550%, 03/15/2022	1,000,000	1,000,556
Zimmer Holdings Inc. 3.150%, 04/01/2022	1,000,000	1,018,160
GlaxoSmithKline Capital Inc. 2.850%, 05/08/2022	1,000,000	1,022,800
Bristol-Myers Squibb Co. 2.000%, 08/01/2022	500,000	493,440
Novartis Capital Corp. 2.400%, 09/21/2022	2,000,000	2,013,840
Thermo Fisher Scientific Inc. 3.150%, 01/15/2023	2,000,000	2,035,512
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	2,000,000	2,033,610
Merck & Co. Inc. 2.800%, 05/18/2023	2,000,000	2,052,902
Pfizer Inc. 3.000%, 06/15/2023	1,000,000	1,029,307
Bristol-Myers Squibb Co. 3.250%, 11/01/2023	1,000,000	1,034,174
Pfizer Inc. 3.400%, 05/15/2024	1,000,000	1,051,652
Amgen Inc. 3.625%, 05/22/2024	1,000,000	1,042,851
Bayer U.S. Finance LLC (a) 3.375%, 10/08/2024	1,000,000	1,018,161
Becton Dickinson & Co. 3.734%, 12/15/2024	2,000,000	2,042,900
Gilead Sciences Inc. 3.500%, 02/01/2025	500,000	520,702
Merck & Co. Inc. 2.750%, 02/10/2025	1,000,000	1,003,096
Abbott Laboratories 2.950%, 03/15/2025	1,000,000	987,888
EMD Finance LLC (a) 3.250%, 03/19/2025	1,000,000	1,013,479

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Zimmer Holdings Inc. 3.550%, 04/01/2025	$2,000,000	$2,019,430
Amgen Inc. 3.125%, 05/01/2025	1,000,000	1,007,220
Eli Lilly and Co. 2.750%, 06/01/2025	1,000,000	998,065
Gilead Sciences Inc. 3.650%, 03/01/2026	1,000,000	1,043,357
Johnson & Johnson 2.450%, 03/01/2026	500,000	490,972
Stryker Corp. 3.500%, 03/15/2026	1,000,000	1,026,786
CR Bard Inc. 3.000%, 05/15/2026	1,500,000	1,504,716
Roche Holdings Inc. (a) 2.625%, 05/15/2026	1,500,000	1,467,090
Pfizer Inc. 2.750%, 06/03/2026	1,500,000	1,484,949
Baxter International Inc. 2.600%, 08/15/2026	1,000,000	950,987
Amgen Inc. 2.600%, 08/19/2026	1,000,000	949,785
Thermo Fisher Scientific Inc. 2.950%, 09/19/2026	500,000	489,356
Abbott Laboratories 3.750%, 11/30/2026	1,000,000	1,026,101
Gilead Sciences Inc. 2.950%, 03/01/2027	1,000,000	991,310
AstraZeneca PLC 3.125%, 06/12/2027	2,000,000	1,976,390
Zoetis Inc. 3.000%, 09/12/2027	1,000,000	988,098

		54,622,882

Machinery & Manufacturing (3.29%)
Covidien International 6.000%, 10/15/2017	500,000	500,718
John Deere Capital Corp. 1.700%, 01/15/2020	1,000,000	996,295
Danaher Corp. 2.400%, 09/15/2020	500,000	505,863
Cooper U.S. Inc. 3.875%, 12/15/2020	1,000,000	1,043,397
Dover Corp. 4.300%, 03/01/2021	1,000,000	1,061,769
Caterpillar Inc. 3.900%, 05/27/2021	1,000,000	1,060,252
Illinois Tool Works Inc. 3.375%, 09/15/2021	1,000,000	1,040,839
Bemis Company Inc. 4.500%, 10/15/2021	1,000,000	1,066,534
3M Co. 2.000%, 06/26/2022	1,500,000	1,489,438
Parker Hannifin Corp. 3.500%, 09/15/2022	1,000,000	1,044,679

See accompanying notes to financial statements.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	$2,000,000	$2,006,864
John Deere Capital Corp. 2.800%, 03/06/2023	1,000,000	1,016,248
Covidien International 2.950%, 06/15/2023	3,000,000	3,039,354
Caterpillar Inc. 3.400%, 05/15/2024	1,000,000	1,046,294
Parker Hannifin Corp. 3.300%, 11/21/2024	500,000	513,630
3M Co. 3.000%, 08/07/2025	1,000,000	1,012,823
John Deere Capital Corp. 3.400%, 09/11/2025	1,000,000	1,038,139
2.650%, 06/10/2026	500,000	489,315
Caterpillar Financial Services Corp. 2.400%, 08/09/2026	1,000,000	958,948
Bemis Company Inc. 3.100%, 09/15/2026	1,000,000	969,773
John Deere Capital Corp. 2.800%, 09/08/2027	2,000,000	1,966,302
Eaton Corp. 3.103%, 09/15/2027	3,500,000	3,457,766

		27,325,240

Media & Broadcasting (2.46%)
Time Warner Inc. 2.100%, 06/01/2019	1,500,000	1,502,474
S&P Global Inc. 3.300%, 08/14/2020	1,000,000	1,025,819
Walt Disney Co., The 2.750%, 08/16/2021	2,000,000	2,045,390
Thomson Reuters Corp. 3.950%, 09/30/2021	1,000,000	1,044,211
Reed Elsevier Capital 3.125%, 10/15/2022	2,000,000	2,027,190
Thomson Reuters Corp. 4.300%, 11/23/2023	1,000,000	1,064,958
Time Warner Inc. 3.550%, 06/01/2024	1,500,000	1,525,916
Thomson Reuters Corp. 3.850%, 09/29/2024	1,000,000	1,041,256
Comcast Corp. 3.375%, 02/15/2025	2,000,000	2,057,144
S&P Global Inc. 4.000%, 06/15/2025	1,500,000	1,576,148
Time Warner Inc. 3.600%, 07/15/2025	1,000,000	1,003,572
S&P Global Inc. 4.400%, 02/15/2026	1,000,000	1,077,484
Thomson Reuters Corp. 3.350%, 05/15/2026	1,000,000	995,725
Walt Disney Co., The 1.850%, 07/30/2026	500,000	459,930
Comcast Corp. 2.350%, 01/15/2027	500,000	466,686

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
S&P Global Inc. 2.950%, 01/22/2027	$500,000	$480,922
Moody’s Corp. (a) 3.250%, 01/15/2028	1,000,000	993,251

		20,388,076

Mining & Metals (0.36%)
Barrick NA Finance LLC 4.400%, 05/30/2021	1,000,000	1,075,377
Alcoa Inc. 5.870%, 02/23/2022	750,000	821,250
Rio Tinto Finance USA Ltd. 3.750%, 06/15/2025	1,000,000	1,054,398

		2,951,025

Oil & Gas (6.42%)
Chevron Corp. 1.718%, 06/24/2018	2,000,000	2,001,658
Shell International Finance 1.900%, 08/10/2018	1,500,000	1,503,957
Total Capital SA 2.125%, 08/10/2018	1,000,000	1,005,011
Chevron Corp. 4.950%, 03/03/2019	1,000,000	1,045,909
Marathon Oil Corp. 2.700%, 06/01/2020	1,000,000	999,975
Chevron Corp. 2.427%, 06/24/2020	2,000,000	2,029,568
Trans-Canada Pipelines 3.800%, 10/01/2020	1,000,000	1,045,432
Apache Corp. 3.625%, 02/01/2021	500,000	515,176
Occidental Petroleum Corp. 4.100%, 02/01/2021	1,000,000	1,055,591
Statoil ASA 2.750%, 11/10/2021	1,000,000	1,019,439
Canadian Natural Resources Ltd. 3.450%, 11/15/2021	1,000,000	1,031,402
Apache Corp. 3.250%, 04/15/2022	724,000	734,356
Devon Energy Corp. 3.250%, 05/15/2022	1,500,000	1,517,746
Trans-Canada Pipelines 2.500%, 08/01/2022	1,000,000	999,893
Total Capital International SA 2.700%, 01/25/2023	1,000,000	1,011,322
Occidental Petroleum Corp. 2.700%, 02/15/2023	2,000,000	2,014,686
EOG Resources Inc. 2.625%, 03/15/2023	2,000,000	1,985,050
Total Capital Canada Ltd. 2.750%, 07/15/2023	1,500,000	1,514,708
Shell International Finance 3.400%, 08/12/2023	500,000	524,250

50	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Trans-Canada Pipelines 3.750%, 10/16/2023	$1,000,000	$1,052,690
Total Capital International SA 3.700%, 01/15/2024	1,000,000	1,055,653
Exxon Mobil Corp. 3.176%, 03/15/2024	1,000,000	1,037,024
Canadian Natural Resources Ltd. 3.800%, 04/15/2024	1,000,000	1,028,339
Ensco PLC 4.500%, 10/01/2024	2,000,000	1,660,000
Statoil ASA 3.250%, 11/10/2024	500,000	513,856
ConocoPhillips Co. 3.350%, 11/15/2024	1,500,000	1,542,606
Suncor Energy Inc. 3.600%, 12/01/2024	1,000,000	1,031,686
Canadian Natural Resources Ltd. 3.900%, 02/01/2025	1,000,000	1,025,049
Woodside Finance Ltd. (a) 3.650%, 03/05/2025	2,000,000	2,014,280
Ensco PLC 5.200%, 03/15/2025	500,000	420,000
Shell International Finance 3.250%, 05/11/2025	1,500,000	1,535,379
ConocoPhillips Co. 3.350%, 05/15/2025	1,000,000	1,022,800
Marathon Oil Corp. 3.850%, 06/01/2025	1,000,000	993,029
Occidental Petroleum Corp. 3.500%, 06/15/2025	500,000	511,727
Florida Gas Transmission Co. (a) 4.350%, 07/15/2025	1,500,000	1,594,264
Devon Energy Corp. 5.850%, 12/15/2025	1,000,000	1,152,800
Exxon Mobil Corp. 3.043%, 03/01/2026	2,000,000	2,034,274
Occidental Petroleum Corp. 3.400%, 04/15/2026	1,000,000	1,021,422
Shell International Finance 2.875%, 05/10/2026	2,000,000	1,990,020
Chevron Corp. 2.954%, 05/16/2026	1,500,000	1,497,579
Woodside Finance Ltd. (a) 3.700%, 09/15/2026	1,000,000	1,000,712
Occidental Petroleum Corp. 3.000%, 02/15/2027	500,000	492,254
Canadian Natural Resources Ltd. 3.850%, 06/01/2027	1,000,000	1,010,961
Woodside Finance Ltd. (a) 3.700%, 03/15/2028	1,500,000	1,487,456

		53,280,989

Retailers (3.99%)
Home Depot Inc. 2.250%, 09/10/2018	1,000,000	1,006,703

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
CVS Caremark Corp. 2.250%, 12/05/2018	$1,000,000	$1,004,469
McDonald’s Corp. 1.875%, 05/29/2019	500,000	500,794
Costco Wholesale Corp. 1.700%, 12/15/2019	2,000,000	1,998,026
Home Depot Inc. 3.950%, 09/15/2020	1,000,000	1,057,776
Wal-Mart Stores Inc. 3.250%, 10/25/2020	2,000,000	2,082,760
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,073,436
TJX Companies Inc., The 2.750%, 06/15/2021	1,500,000	1,531,329
Lowe’s Companies Inc. 3.800%, 11/15/2021	1,000,000	1,060,164
Walgreens Boots Alliance Inc. 3.300%, 11/18/2021	1,000,000	1,032,777
Walgreen Co. 3.100%, 09/15/2022	2,000,000	2,037,518
CVS Caremark Corp. 2.750%, 12/01/2022	2,000,000	2,004,594
Home Depot Inc. 2.700%, 04/01/2023	1,000,000	1,015,342
Wal-Mart Stores Inc. 2.550%, 04/11/2023	2,000,000	2,028,532
Lowe’s Companies Inc. 3.875%, 09/15/2023	1,000,000	1,069,842
CVS Health Corp. 3.375%, 08/12/2024	1,500,000	1,532,666
Lowe’s Companies Inc. 3.125%, 09/15/2024	1,000,000	1,022,569
Walgreens Boots Alliance Inc. 3.800%, 11/18/2024	500,000	517,301
McDonald’s Corp. 3.375%, 05/26/2025	2,000,000	2,052,842
CVS Health Corp. 3.875%, 07/20/2025	1,000,000	1,043,013
Lowe’s Companies Inc. 3.375%, 09/15/2025	1,000,000	1,030,035
Home Depot Inc. 3.000%, 04/01/2026	1,000,000	1,003,489
CVS Health Corp. 2.875%, 06/01/2026	1,000,000	966,070
Walgreens Boots Alliance Inc. 3.450%, 06/01/2026	500,000	498,328
Amazon.com Inc. (a) 3.150%, 08/22/2027	2,000,000	2,014,282
Home Depot Inc. 2.800%, 09/14/2027	1,000,000	980,821

		33,165,478

Telecom & Telecom Equipment (3.22%)
AT&T Inc. 2.375%, 11/27/2018	1,000,000	1,005,930

See accompanying notes to financial statements.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Vodafone Group PLC 5.450%, 06/10/2019	$500,000	$527,597
Verizon Communications Inc. 2.625%, 02/21/2020	630,000	640,374
Cisco Systems Inc. 2.450%, 06/15/2020	1,000,000	1,015,780
Verizon Communications Inc. 4.500%, 09/15/2020	1,000,000	1,072,833
Telefonica Emisiones SAU 5.462%, 02/16/2021	1,000,000	1,096,078
Vodafone Group PLC 4.375%, 03/16/2021	2,000,000	2,131,964
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,064,880
Deutsche Telekom International Finance BV (a) 1.950%, 09/19/2021	1,000,000	979,510
AT&T Inc. 3.000%, 02/15/2022	1,000,000	1,010,572
Verizon Communications Inc. 2.450%, 11/01/2022	2,500,000	2,480,935
AT&T Inc. 2.625%, 12/01/2022	1,000,000	990,984
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	1,015,857
Verizon Communications inc. 5.150%, 09/15/2023	1,000,000	1,120,968
AT&T Inc. 3.900%, 03/11/2024	2,000,000	2,071,520
Verizon Communications Inc. 4.150%, 03/15/2024	1,000,000	1,058,736
3.500%, 11/01/2024	1,000,000	1,018,198
AT&T Inc. 3.400%, 05/15/2025	2,000,000	1,972,802
Cisco Systems Inc. 3.500%, 06/15/2025	1,000,000	1,051,665
2.950%, 02/28/2026	500,000	503,494
Verizon Communications Inc. 2.625%, 08/15/2026	1,500,000	1,408,612
Cisco Systems Inc. 2.500%, 09/20/2026	500,000	485,392
Deutsche Telekom International Finance BV (a) 3.600%, 01/19/2027	1,000,000	1,011,731

		26,736,412

Transportation (2.52%)
JB Hunt Transport Services Inc. 2.400%, 03/15/2019	500,000	502,496
United Parcel Service Inc. 3.125%, 01/15/2021	1,500,000	1,554,170
Norfolk Southern Corp. 3.000%, 04/01/2022	1,000,000	1,020,054
JB Hunt Transport Services Inc. 3.300%, 08/15/2022	1,000,000	1,024,867

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Canadian National Railway Co. 2.250%, 11/15/2022	$2,000,000	$1,978,988
Burlington Northern Santa Fe 3.000%, 03/15/2023	1,000,000	1,026,908
Union Pacific Corp. 2.750%, 04/15/2023	2,000,000	2,022,732
Burlington Northern Santa Fe 3.850%, 09/01/2023	2,000,000	2,148,440
CSX Corp. 3.700%, 11/01/2023	1,000,000	1,050,873
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,060,934
JB Hunt Transport Services Inc. 3.850%, 03/15/2024	500,000	515,673
CSX Corp. 3.400%, 08/01/2024	1,000,000	1,025,589
Burlington Northern Santa Fe 3.000%, 04/01/2025	1,000,000	1,015,822
Union Pacific Corp. 3.250%, 08/15/2025	500,000	514,368
Canadian National Railway Co. 2.750%, 03/01/2026	1,000,000	994,233
Union Pacific Corp. 2.750%, 03/01/2026	1,000,000	988,243
FedEx Corp. 3.250%, 04/01/2026	500,000	506,621
Norfolk Southern Corp. 2.900%, 06/15/2026	1,000,000	991,183
CSX Corp. 2.600%, 11/01/2026	1,000,000	954,754

		20,896,948

Utilities & Energy (10.87%)
NSTAR Electric Co. 5.625%, 11/15/2017	500,000	502,116
Pacific Gas & Electric 5.625%, 11/30/2017	500,000	503,330
Equitable Resources Inc. 5.150%, 03/01/2018	500,000	505,917
Southern California Gas Co. 5.450%, 04/15/2018	500,000	509,492
Pacificorp 5.650%, 07/15/2018	500,000	516,363
Public Service Electric and Gas Co. 2.300%, 09/15/2018	1,000,000	1,006,541
Pacific Gas & Electric 8.250%, 10/15/2018	500,000	532,605
MidAmerican Energy Co. 2.400%, 03/15/2019	1,000,000	1,010,082
Alabama Power Co. 3.375%, 10/01/2020	1,000,000	1,037,830
Pacific Gas & Electric 3.500%, 10/01/2020	1,000,000	1,039,972

52	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Kentucky Utilities Co. 3.250%, 11/01/2020	$1,000,000	$1,032,379
Public Service Company of Colorado 3.200%, 11/15/2020	1,000,000	1,029,149
Appalachian Power Co. 4.600%, 03/30/2021	500,000	536,702
Commonwealth Edison Co. 3.400%, 09/01/2021	1,000,000	1,037,415
Pacific Gas & Electric 3.250%, 09/15/2021	1,000,000	1,032,564
Southern California Edison Co. 2.400%, 02/01/2022	1,000,000	1,003,508
Detroit Edison Co. 2.650%, 06/15/2022	500,000	503,779
CenterPoint Energy Houston LLC 2.250%, 08/01/2022	1,000,000	995,235
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	1,500,000	1,512,988
PPL Electric Utilities 2.500%, 09/01/2022	500,000	501,475
Tampa Electric Co. 2.600%, 09/15/2022	500,000	498,158
Wisconsin Power & Light 2.250%, 11/15/2022	1,600,000	1,572,262
Connecticut Light & Power 2.500%, 01/15/2023	1,000,000	999,992
Indiana Michigan Power Co. 3.200%, 03/15/2023	2,500,000	2,558,050
Kansas City Power & Light Co. 3.150%, 03/15/2023	2,000,000	2,031,784
Public Service Company of Colorado 2.500%, 03/15/2023	2,000,000	2,002,806
Virginia Electric & Power Co. 2.750%, 03/15/2023	2,000,000	2,023,172
Public Service Electric and Gas Co. 2.375%, 05/15/2023	1,500,000	1,493,972
Florida Power & Light Co. 2.750%, 06/01/2023	2,000,000	2,032,820
Pacificorp 2.950%, 06/01/2023	1,000,000	1,025,869
Pacific Gas & Electric 3.250%, 06/15/2023	2,000,000	2,069,104
Baltimore Gas & Electric Co. 3.350%, 07/01/2023	3,000,000	3,103,680
Consumers Energy Co. 3.375%, 08/15/2023	1,000,000	1,044,047
Laclede Gas Co. 3.400%, 08/15/2023	1,000,000	1,016,413
Duke Energy Ohio Inc. 3.800%, 09/01/2023	1,200,000	1,280,604
San Diego Gas & Electric Co. 3.600%, 09/01/2023	2,000,000	2,109,498
Nabors Industries Inc. 5.100%, 09/15/2023	2,000,000	1,919,000
DTE Electric Co. 3.650%, 03/15/2024	2,000,000	2,115,166

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Florida Power & Light Co. 3.250%, 06/01/2024	$1,000,000	$1,031,166
Arizona Public Service Co. 3.350%, 06/15/2024	500,000	512,122
Pacific Gas & Electric 3.400%, 08/15/2024	1,000,000	1,035,372
Southern California Gas Co. 3.150%, 09/15/2024	1,000,000	1,021,424
Commonwealth Edison Co. 3.100%, 11/01/2024	1,000,000	1,013,044
Consolidated Edison Co. of New York 3.300%, 12/01/2024	500,000	515,064
Interstate Power & Light Co. 3.250%, 12/01/2024	1,000,000	1,005,211
Ameren Illinois Co. 3.250%, 03/01/2025	500,000	510,163
Alabama Power Co. 2.800%, 04/01/2025	1,000,000	989,234
Arizona Public Service Co. 3.150%, 05/15/2025	500,000	503,554
Public Service Company of Colorado 2.900%, 05/15/2025	500,000	496,698
Virginia Electric & Power Co. 3.100%, 05/15/2025	1,000,000	1,010,708
Appalachian Power Co. 3.400%, 06/01/2025	1,000,000	1,025,241
Wisconsin Electric Power 3.100%, 06/01/2025	1,000,000	1,011,686
Public Service Company of New Mexico 3.850%, 08/01/2025	1,500,000	1,557,318
Duke Energy Progress LLC 3.250%, 08/15/2025	2,000,000	2,048,130
Interstate Power & Light Co. 3.400%, 08/15/2025	1,000,000	1,013,605
Kansas City Power & Light Co. 3.650%, 08/15/2025	1,000,000	1,025,343
AEP Texas Central Co. (a) 3.850%, 10/01/2025	1,000,000	1,042,680
Florida Power & Light Co. 3.125%, 12/01/2025	1,000,000	1,014,828
Jersey Central Power & Light (a) 4.300%, 01/15/2026	1,000,000	1,046,582
Virginia Electric & Power Co. 3.150%, 01/15/2026	1,500,000	1,513,278
Georgia Power Co. 3.250%, 04/01/2026	1,000,000	1,004,355
San Diego Gas & Electric Co. 2.500%, 05/15/2026	500,000	483,887
NSTAR Electric Co. 2.700%, 06/01/2026	1,000,000	966,684
San Diego Gas & Electric Co. 6.000%, 06/01/2026	500,000	600,398
Commonwealth Edison Co. 2.550%, 06/15/2026	1,000,000	968,707

See accompanying notes to financial statements.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Southern California Gas Co. 2.600%, 06/15/2026	$1,000,000	$972,317
Westar Energy Inc. 2.550%, 07/01/2026	1,000,000	965,603
Baltimore Gas & Electric Co. 2.400%, 08/15/2026	1,000,000	945,720
KeySpan Gas East Corp. (a) 2.742%, 08/15/2026	1,000,000	970,893
CenterPoint Energy Houston Electric LLC 2.400%, 09/01/2026	1,000,000	957,325
Arizona Public Service Co. 2.550%, 09/15/2026	1,000,000	954,707
Public Service Electric and Gas Co. 2.250%, 09/15/2026	1,000,000	943,911
MidAmerican Energy Co. 3.100%, 05/01/2027	1,000,000	1,003,150
Appalachian Power Co. 3.300%, 06/01/2027	1,500,000	1,514,829
Rochester Gas & Electric Corp. (a) 3.100%, 06/01/2027	1,000,000	999,363
Atmos Energy Corp. 3.000%, 06/15/2027	500,000	500,334
Union Electric Co. 2.950%, 06/15/2027	1,000,000	990,780
Boston Gas Co. (a) 3.150%, 08/01/2027	1,000,000	1,000,668
Arizona Public Service Co. 2.950%, 09/15/2027	1,000,000	990,340
Pennsylvania Electric Co. (a) 3.250%, 03/15/2028	2,000,000	1,974,682
Northern States Power Co. 6.200%, 07/01/2037	1,000,000	1,331,404

		90,228,347

Total Corporate Bonds
(cost $560,508,413)		569,490,143

Government Agency Securities (b) (16.67%)
Agency Commercial Mortgage-Backed Securities (13.32%)
Federal Home Loan Mortgage Corp.
Series K020, Class A2 2.373%, 05/25/2022	10,000,000	10,072,090
Series K025, Class A2 2.682%, 10/25/2022	10,000,000	10,170,600
Series K724, Class A2 3.062%, 11/25/2023	500,000	517,118
Series K725, Class A2 3.002%, 01/25/2024	7,000,000	7,206,633
Series K055, Class A2 2.673%, 03/25/2026	2,000,000	1,989,996
Series K060, Class A2 3.300%, 10/25/2026	1,500,000	1,555,764
Series K061, Class A2 3.347%, 11/25/2026	2,000,000	2,083,458

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series K062, Class A2 3.413%, 12/25/2026	$4,000,000	$4,185,116
Series K063, Class A2 3.430%, 01/25/2027	5,000,000	5,238,120
Series K064, Class A2 3.224%, 03/25/2027	3,500,000	3,608,682
Federal National Mortgage Association
Series 2012-M3, Class 1A2 3.044%, 01/25/2022	10,000,000	10,305,580
Series 2012-M5, Class A2 2.715%, 02/25/2022	7,000,000	7,134,127
Series 2012-M9, Class A2 2.482%, 04/25/2022	9,201,095	9,287,640
Series 2012-M13, Class A2 2.377%, 05/25/2022	10,000,000	10,045,520
Series 2013-M3, Class A2 2.509%, 11/25/2022	10,000,000	10,032,270
Series 2016-M13, Class A2 2.560%, 09/25/2026	1,000,000	973,356
Series 2017-M1, Class A2 2.497%, 10/25/2026	3,000,000	2,903,067
Series 2017-M4, Class A2 2.684%, 12/25/2026	6,000,000	5,876,424
Series 2017-M3, Class A2 2.569%, 12/25/2026	5,000,000	4,866,290
Series 2017-M2, Class A2 2.877%, 02/25/2027	2,500,000	2,491,992

		110,543,843

	Principal amount	Value
Agency Mortgage-Backed Securities (3.08%)
Federal Home Loan Mortgage Corp.
5.000%, 09/01/2018	8,385	8,596
5.000%, 09/01/2018	4,834	4,956
4.500%, 11/01/2018	14,384	14,706
5.500%, 11/01/2018	3,555	3,571
5.000%, 01/01/2019	9,995	10,247
5.000%, 04/01/2019	7,164	7,344
4.500%, 05/01/2019	12,712	12,996
4.000%, 05/01/2019	6,499	6,718
5.500%, 06/01/2019	13,543	13,742
5.000%, 01/01/2020	13,302	13,658
5.500%, 04/01/2020	27,728	28,719
5.500%, 07/01/2020	34,697	35,588
5.000%, 05/01/2021	54,050	55,966
6.000%, 07/01/2021	48,525	50,989
4.500%, 05/01/2024	144,234	152,908
4.500%, 05/01/2024	62,980	66,458
4.500%, 09/01/2024	141,325	150,095
4.000%, 10/01/2024	234,257	245,434
4.000%, 01/01/2025	152,727	159,960
4.000%, 07/01/2025	166,799	174,772
4.500%, 08/01/2025	153,607	163,444
3.500%, 04/01/2026	287,448	300,510
2.500%, 02/01/2027	2,429,591	2,455,253

54	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.000%, 11/01/2028	$4,817	$5,434
6.500%, 06/01/2029	11,128	12,439
7.500%, 12/01/2030	800	829
6.500%, 09/01/2031	1,901	2,203
6.000%, 11/01/2032	16,806	19,139
6.000%, 12/01/2032	8,881	10,112
5.500%, 05/01/2033	160,883	178,657
5.500%, 07/01/2033	185,108	204,995
5.000%, 08/01/2033	55,810	61,603
5.500%, 03/01/2034	22,819	25,472
5.000%, 04/01/2034	26,922	29,372
6.000%, 07/01/2034	145,788	164,003
5.500%, 05/01/2035	204,504	227,935
5.000%, 05/01/2035	142,577	156,711
4.500%, 08/01/2035	42,085	45,215
5.000%, 10/01/2035	29,960	32,596
6.500%, 08/01/2036	67,798	76,626
5.500%, 10/01/2037	57,397	63,947
5.500%, 11/01/2037	77,155	85,917
6.000%, 01/01/2038	36,728	41,669
6.000%, 01/01/2038	33,738	37,953
4.500%, 06/01/2039	323,534	348,162
5.000%, 06/01/2039	208,825	229,219
4.500%, 10/01/2039	410,611	441,861
5.000%, 10/01/2039	336,168	368,931
5.000%, 01/01/2040	188,511	206,918
4.500%, 02/01/2040	138,688	149,135
4.000%, 07/01/2041	870,466	920,215
Federal National Mortgage Association
5.500%, 01/01/2018	569	570
5.000%, 02/01/2018	1,759	1,800
5.000%, 05/01/2018	7,142	7,307
5.000%, 05/01/2018	6,449	6,598
4.500%, 05/01/2018	5,938	6,073
4.500%, 05/01/2018	5,316	5,436
5.000%, 05/01/2018	3,454	3,541
4.500%, 03/01/2019	10,972	11,217
5.500%, 10/01/2019	60,796	61,967
5.000%, 11/01/2019	31,962	32,927
4.500%, 12/01/2019	20,163	20,692
5.000%, 06/01/2020	53,721	54,963
4.500%, 09/01/2020	30,735	31,692
5.500%, 05/01/2021	53,367	54,959
4.500%, 04/01/2023	11,554	11,918
5.000%, 01/01/2024	103,023	109,216
4.500%, 04/01/2024	24,679	25,842
4.000%, 06/01/2024	107,276	112,370
5.000%, 10/01/2024	182,809	193,038
4.500%, 11/01/2024	132,637	139,732
3.500%, 12/01/2025	250,081	261,250
3.000%, 12/01/2026	598,758	616,904
7.500%, 09/01/2029	10,882	12,186
8.000%, 03/01/2030	2,961	3,050
6.500%, 05/01/2030	8,231	9,361
6.500%, 08/01/2031	621	688
6.500%, 10/01/2031	5,808	6,546

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.000%, 11/01/2031	$7,316	$8,229
7.000%, 01/01/2032	11,320	13,062
3.000%, 02/01/2032	3,095,649	3,180,212
3.000%, 02/01/2032	2,414,373	2,465,517
6.000%, 03/01/2032	10,149	11,415
6.500%, 03/01/2032	2,461	2,850
6.500%, 04/01/2032	22,085	24,473
7.000%, 04/01/2032	6,651	7,168
6.500%, 05/01/2032	46,972	52,051
6.000%, 05/01/2032	5,547	6,317
7.000%, 06/01/2032	17,358	20,073
6.500%, 06/01/2032	2,237	2,479
6.500%, 07/01/2032	7,693	8,525
6.000%, 08/01/2032	58,851	66,922
5.500%, 10/01/2032	58,540	65,298
6.500%, 10/01/2032	45,330	50,232
6.000%, 11/01/2032	21,477	24,340
6.000%, 01/01/2033	28,344	31,882
5.500%, 03/01/2033	23,785	26,634
5.500%, 03/01/2033	18,331	20,494
6.000%, 04/01/2033	35,062	39,439
5.000%, 05/01/2033	87,380	96,262
5.000%, 05/01/2033	20,459	22,545
5.000%, 08/01/2033	92,081	101,456
5.500%, 10/01/2033	60,739	68,001
5.000%, 03/01/2034	140,185	154,050
5.500%, 05/01/2034	145,695	163,239
6.000%, 07/01/2034	76,615	87,536
5.500%, 12/01/2034	170,310	190,575
5.500%, 04/01/2035	94,383	105,677
5.000%, 07/01/2035	96,145	106,005
5.500%, 07/01/2035	95,790	107,285
5.000%, 10/01/2035	70,971	77,734
5.000%, 11/01/2035	25,109	27,586
6.000%, 08/01/2036	41,868	47,707
6.000%, 12/01/2037	16,924	19,078
5.500%, 02/01/2038	73,807	82,094
5.500%, 06/01/2038	168,723	187,011
4.500%, 03/01/2039	342,737	372,808
4.500%, 05/01/2039	164,769	177,016
5.000%, 05/01/2039	143,530	156,536
5.000%, 11/01/2039	540,062	599,616
4.500%, 01/01/2040	255,456	275,536
4.500%, 09/01/2040	483,415	523,190
3.500%, 01/01/2041	1,044,465	1,082,267
4.500%, 04/01/2041	334,761	362,307
5.000%, 05/01/2041	345,257	377,116
4.000%, 11/01/2041	954,398	1,009,022
Government National Mortgage Association
6.500%, 06/15/2028	17,775	20,387
6.000%, 11/15/2028	9,992	11,263
6.500%, 03/15/2029	20,717	23,755
7.000%, 06/15/2029	15,192	15,352
7.500%, 08/20/2030	5,157	6,073
6.000%, 01/15/2032	8,628	9,824
5.500%, 10/15/2033	89,088	100,504

See accompanying notes to financial statements.	55

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.000%, 11/20/2033	$136,940	$149,657
6.000%, 12/20/2033	45,947	52,924
5.500%, 11/15/2038	100,791	112,445
5.000%, 09/15/2039	255,705	280,571
4.500%, 10/15/2039	374,967	402,143
5.000%, 12/15/2039	113,301	124,740
4.000%, 09/20/2040	1,029,737	1,098,097
4.500%, 03/20/2041	205,723	221,192
5.000%, 05/20/2041	161,543	176,543

		25,598,078

Agency Notes & Bonds (0.27%)
Federal National Mortgage Association 7.125%, 01/15/2030	500,000	725,398
Tennessee Valley Authority 1.750%, 10/15/2018	1,500,000	1,505,032

		2,230,430

Total Government Agency Securities
(cost $136,344,840)		138,372,351

U.S. Treasury Obligations (13.33%)
8.125%, 08/15/2019	750,000	842,169
6.875%, 08/15/2025	5,000,000	6,698,440
4.250%, 11/15/2017	12,000,000	12,045,168
3.500%, 02/15/2018	9,000,000	9,076,653
3.875%, 05/15/2018	2,000,000	2,032,030
3.750%, 11/15/2018	17,000,000	17,440,266
1.625%, 04/30/2019	5,000,000	5,014,065
1.625%, 06/30/2020	5,000,000	5,004,100
2.625%, 08/15/2020	5,000,000	5,141,990
1.375%, 04/30/2021	5,000,000	4,936,720
1.625%, 10/31/2023	2,500,000	2,437,402
2.000%, 05/31/2024	5,000,000	4,958,205
2.375%, 08/15/2024	10,000,000	10,141,020
2.250%, 11/15/2024	5,000,000	5,024,610
2.000%, 02/15/2025	10,000,000	9,863,280
2.250%, 11/15/2025	10,000,000	9,999,610

Total U.S. Treasury Obligations
(cost $110,252,706)		110,655,728

	Shares	Value
Short-term Investments (1.41%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90% (c)	11,752,285	$11,752,285

Total Short-term Investments
(cost $11,752,285)		11,752,285

TOTAL INVESTMENTS (100.01%)
(cost $818,858,244)		830,270,507
LIABILITIES, NET OF OTHER ASSETS (-0.01%)		(122,038)

NET ASSETS (100.00%)		$830,148,469

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the value of these securities amounted to $35,028,547 or 4.22% of net assets.

(b)	The obligations of the Government National Mortgage Association (“Ginnie Mae”) are backed by the full faith and credit of the U.S. Government. The obligations of the remaining U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(c)	Rate shown is the 7-day yield as of September 30, 2017.

56	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (97.89%)
Alabama (2.55%)
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	$1,025,000	$1,102,480
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	100,000	105,440
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2026	NR	400,000	422,032
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,035,871
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2029	A+	695,000	737,951
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	475,000	499,154
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.125%	02/01/2030	NR	1,830,000	1,927,795
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2030	A+	720,000	760,925
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	210,000	221,195
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2031	NR	790,000	833,513
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.250%	06/01/2031	A+	750,000	800,595
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.500%	06/01/2032	A+	780,000	840,856
The Board of Trustees of the University of Alabama, University of Alabama at Birmingham, General Revenue Bonds, Series 2016-B	5.000%	10/01/2034	Aa2	3,000,000	3,516,360

					12,804,167

Alaska (1.97%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,054,920
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,390,984
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.000%	07/01/2029	Aa2	1,035,000	1,105,659
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,395,636
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2033	AAA	800,000	940,688
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	5.000%	09/01/2034	AAA	1,225,000	1,434,095
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2034	AAA	1,365,000	1,597,992

					9,919,974

Arizona (8.44%)
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa3	1,140,000	1,294,094
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,033,960
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,089,920
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,460,000	1,559,674
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa3	800,000	925,760
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA	1,140,000	1,322,605
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa3	300,000	330,885
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	A2	1,500,000	1,626,615
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,214,301
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA	2,000,000	2,319,360
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,184,980

See accompanying notes to financial statements.	57

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	$500,000	$549,080
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,204,148
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA	1,725,000	1,999,603
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2027	A+	2,000,000	2,136,540
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,190,600
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA	1,000,000	1,158,690
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,723,238
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,536,226
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	3,279,660
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,172,580
Marana Unified School District No. 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series B (2016)	4.000%	07/01/2030	A	1,450,000	1,591,158
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2016 Series A	5.000%	01/01/2034	AA	2,480,000	2,975,231

					42,418,908

Arkansas (3.12%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,084,110
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds, (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2023	Aa2	1,000,000	1,075,360
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	655,943
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,164,771
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,212,305
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,043,040
City of Rogers, Arkansas, Water Revenue Refunding Bonds, Series 2016	4.000%	11/01/2030	Aa2	505,000	548,758
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	2,902,475

					15,686,762

California (4.26%)
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	1,002,760
State of California, Various Purpose General Obligation Bonds (Prerefunded to 03-01-18 @ 100) (b)	5.500%	03/01/2026	Aa3	1,300,000	1,324,583
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	Aa1	1,440,000	1,577,736
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,654,944
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C (Prerefunded to 08-01-2018 @ 100) (b)	5.500%	08/01/2029	Aa2	1,000,000	1,037,580
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	1,000,000	1,182,150
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA	1,500,000	1,774,425
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	2,000,000	1,991,020
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	840,000	989,495

58	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2031	Aa3	$980,000	$966,848
Santa Monica-Malibu Unified School District, (Los Angeles County, California), Election of 2012 General Obligation Bonds, Series B	5.000%	07/01/2032	AA	1,920,000	2,273,798
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2032	A+	1,000,000	1,187,650
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2033	A+	1,000,000	1,179,040
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	5.000%	08/01/2034	AA-	2,780,000	3,262,441

					21,404,470

Colorado (2.54%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,109,560
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	Aa1	865,000	914,971
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,485,702
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	429,649
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	Aa1	1,185,000	1,241,382
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,518,292
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,327,047
Apex Park and Recreation District, Jefferson County, Colorado, General Obligation Bonds, Series 2016	5.000%	12/01/2033	Aa2	1,500,000	1,779,630
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2036	A+	2,500,000	2,954,375

					12,760,608

Connecticut (2.57%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,052,986
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,255,830
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	750,000	764,775
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c)	2.000%	07/01/2042	Aaa	10,000,000	9,818,000

					12,891,591

Delaware (0.69%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,246,330
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	NR	1,120,000	1,171,710
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	50,000	52,308

					3,470,348

Florida (4.05%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	3,130,000	3,497,587
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,065,080
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	AA	1,700,000	1,705,117
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	2,066,855
Broward County, Florida Water and Sewer Utility Revenue Refunding Bonds, Series 2015A	5.000%	10/01/2030	Aa1	1,400,000	1,671,208

See accompanying notes to financial statements.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	$1,960,000	$2,311,232
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2032	Aa2	2,500,000	2,953,925
Central Florida Expressway Authority, Senior Lien Refunding Revenue Bonds, Series 2016B	5.000%	07/01/2033	A2	2,500,000	2,921,750
City of Riviera Beach (Florida), Utility Special District, Water and Sewer Revenue Bonds, Series 2016	5.000%	10/01/2033	A+	1,845,000	2,149,812

					20,342,566

Georgia (0.91%)
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa2	2,000,000	2,234,320
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds,
Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	1,000,000	1,046,450
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.750%	10/01/2029	Aa2	1,205,000	1,292,772

					4,573,542

Hawaii (0.42%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	6.000%	01/01/2029	Aa2	2,000,000	2,123,320

Idaho (0.79%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,561,375
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,419,799

					3,981,174

Indiana (2.13%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	A1	1,000,000	1,077,540
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015F	5.000%	07/15/2031	AA-	1,735,000	2,018,672
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	30,000	30,134
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2033	A+	1,890,000	2,200,508
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First
Mortgage Bonds, Series 2017, (Floyd County, Indiana)	5.000%	07/15/2034	A+	2,920,000	3,411,845
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2034	A+	1,720,000	1,976,005

					10,714,704

Iowa (1.73%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	350,000	356,545
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,615,489
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,434,026
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.375%	06/01/2030	Aa2	1,825,000	1,717,161
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,593,154

					8,716,375

Kansas (2.23%)
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2030	AA-	1,400,000	1,508,864

60	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	5.000%	10/01/2031	Aaa	$2,630,000	$3,120,521
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2032	Aa2	2,500,000	2,680,775
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2033	Aa2	2,500,000	2,669,425
Unified School District No. 497, Douglas County, Kansas, (Lawrence), General Obligation Refunding and Improvement Bonds, Series 2016-A	5.000%	09/01/2035	Aa2	1,065,000	1,227,892

					11,207,477

Kentucky (0.27%)
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,348,698

Louisiana (0.03%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA	160,000	167,328

Maryland (0.97%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @100) (b)	4.000%	02/15/2023	Aaa	1,845,000	1,973,228
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,895,964

					4,869,192

Massachusetts (1.04%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	478,122
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	219,889
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	193,401
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	959,247
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	1,000,000	1,137,620
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aa1	2,000,000	2,237,800

					5,226,079

Michigan (5.51%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation-Unlimited Tax)	3.500%	05/01/2020	AA-	800,000	845,304
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	799,258
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	249,692
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation-Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,714,212
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation-Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,043,038
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation-Unlimited Tax)	4.000%	05/01/2027	A+	1,600,000	1,670,128
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation-Unlimited Tax)	4.000%	05/01/2027	Aa3	4,240,000	4,564,826
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation-Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,816,370
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,135,170

See accompanying notes to financial statements.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	$750,000	$846,562
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation-Unlimited Tax)	5.000%	05/01/2030	AA-	885,000	1,027,574
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,123,640
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation-Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,147,780
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation-Unlimited Tax)	5.000%	05/01/2031	A	1,535,000	1,750,606
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation-Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	3,087,775
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation-Unlimited Tax)	4.000%	05/01/2033	A+	800,000	848,816

					27,670,751

Minnesota (0.69%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	197,450
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,722,500
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	500,000	551,620

					3,471,570

Mississippi (0.76%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	Baa2	1,000,000	1,086,540
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	Baa2	1,000,000	1,083,310
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	Aa2	1,480,000	1,630,634

					3,800,484

Missouri (1.82%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,714,623
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,972,612
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,155,890
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	2,000,000	2,312,400

					9,155,525

Montana (0.87%)
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa2	180,000	198,473
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	285,514
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	563,672
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	701,040
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	586,209

62	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (Cont.)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	$880,000	$1,045,528
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2036	A+	855,000	1,013,457

					4,393,893

Nebraska (2.43%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,258,503
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,106,096
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A (Prerefunded to 02-01-2018 @ 100) (b)	5.500%	02/01/2028	Aa2	1,500,000	1,522,410
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,058,171
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2031	A+	725,000	839,383
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,340,440
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2032	A+	850,000	979,404
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2033	A+	970,000	1,112,338

					12,216,745

New Jersey (3.66%)
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	80,000	84,922
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,278,830
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,527,054
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,413,554
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,524,844
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,615,056
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AAA	850,000	953,742
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA+	1,440,000	1,590,523
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,201,109
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,566,221
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AAA	630,000	704,321
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA+	1,495,000	1,645,038
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	993,066
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.500%	07/15/2033	AA+	1,160,000	1,302,193

					18,400,473

New Mexico (1.47%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa2	1,750,000	1,865,045

See accompanying notes to financial statements.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	$1,700,000	$1,818,677
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,647,950
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2030	Aa2	1,000,000	1,030,190

					7,361,862

New York (1.63%)
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,343,789
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds-2010	4.000%	02/15/2025	Aa2	685,000	692,062
County of Suffolk, New York, Public Improvement Serial Bonds-2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,039,020
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,026,860
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,169,270
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,916,825

					8,187,826

North Carolina (3.03%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,428,576
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,164,620
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,315,183
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,073,500
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,609,635
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B (Prerefunded to 04-01-2022 @ 100) (b)	4.000%	04/01/2027	Aaa	4,000,000	4,458,880
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,658,130
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	469,437
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,027,610

					15,205,571

North Dakota (0.28%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,394,913

Ohio (3.25%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	250,000	295,705
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation-Unlimited Tax) (Prerefunded to 12-01-2019 @ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,083,950
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation-Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,430,852
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,130,010
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,663,425

64	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	$2,000,000	$2,180,080
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A (Prerefunded to 12-01-2021 @ 100) (b)	4.000%	12/01/2028	Aaa	2,520,000	2,801,182
City of North Ridgeville, Ohio, General Obligation, Fire Station Bonds, Series 2016, (Unlimited Tax)	4.000%	12/01/2028	Aa1	700,000	767,193
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	2,045,761
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,828,445
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,125,830

					16,352,433

Oklahoma (1.23%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,652,325
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,114,110
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008 (Prerefunded to 03-01-2018 @ 100) (b)	5.000%	03/01/2027	Aaa	400,000	406,744
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	856,309
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,172,580

					6,202,068

Oregon (3.20%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,145,531
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2022	Aa3	1,825,000	1,876,940
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2023	Aa3	1,375,000	1,414,132
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,629,045
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	597,546
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A+	3,585,000	4,266,042
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded 06-15-2019 @100) (b)	5.000%	06/15/2029	AA-	1,000,000	1,066,720
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	976,857
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2033	AA-	400,000	468,564
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2034	AA-	400,000	466,648
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2035	AA-	415,000	480,856
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project-Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,701,525

					16,090,406

Pennsylvania (3.40%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	958,823
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aaa	2,575,000	2,819,213
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,593,524
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,058,547
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,107,724

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	$980,000	$1,086,889
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2029	NR	200,000	223,244
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,724,415
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	870,000	965,735
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2031	NR	185,000	206,501
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,000,000	1,185,670
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,375,000	1,520,544
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2032	NR	285,000	318,123
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2033	Aa3	975,000	1,110,954
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2034	Aa3	1,075,000	1,220,082

					17,099,988

Rhode Island (0.45%)
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa3	2,050,000	2,251,187

South Carolina (4.78%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	AA	2,500,000	2,850,700
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	1,977,624
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	Aa2	2,620,000	2,865,206
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	NR	3,380,000	3,564,548
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	A1	120,000	126,552
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	Aa2	2,850,000	3,091,680
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	Aa2	1,525,000	1,658,605
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	Aa1	1,000,000	1,139,350
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	4,084,570
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2032	AA-	305,000	353,373
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2033	AA-	640,000	740,307
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2034	AA-	670,000	773,348
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2035	AA-	705,000	809,375

					24,035,238

Tennessee (2.39%)
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA+	2,000,000	2,299,380
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,306,746
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016 (Prerefunded to 07-01-2022 @ 100) (b)	4.000%	07/01/2025	NR	190,000	212,597

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016	4.000%	07/01/2025	Aa2	$810,000	$887,962
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	Aaa	5,000,000	5,555,300
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	865,598
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	889,797

					12,017,380

Texas (2.63%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A (Prerefunded to 11-15-2019 @ 100) (b)	5.000%	11/15/2026	Aa2	2,000,000	2,164,480
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008 (Prerefunded to 02-01-2018 @ 100) (b)	5.750%	02/01/2027	Aa3	1,500,000	1,523,625
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	Aa1	2,000,000	2,158,600
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,639,860
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	Aa1	1,000,000	1,068,650
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,743,050
City of Fort Worth, Texas, (Tarrant, Denton, Parker, Johnson and Wise Counties, Texas), Water and Sewer System Revenue Refunding and Improvement Bonds, Series 2016	5.000%	02/15/2033	Aa1	1,650,000	1,935,153

					13,233,418

Utah (0.49%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,088,880
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A	5.000%	10/01/2029	AA+	75,000	80,615
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,266,413

					2,435,908

Virginia (2.91%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	735,000	788,111
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012 (Prerefunded to 07-15-2021 @ 100) (b)	4.500%	07/15/2024	Aaa	3,285,000	3,687,314
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,065,000	1,138,016
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2026	NR	330,000	358,575
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,010,761
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,109,059
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,213,422
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,323,191

					14,628,449

Washington (4.95%)
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	2,670,000	2,858,529
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,093,520
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	01/01/2028	AA-	680,000	700,271
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,700,087
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.125%	01/01/2029	AA-	445,000	458,675

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2030	A1	$1,600,000	$1,883,808
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,528,109
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,518,397
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2031	AA-	295,000	347,463
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	AA-	1,100,000	1,258,037
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2032	AA-	375,000	439,587
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2033	AA-	865,000	1,009,126
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2033	AA+	4,875,000	5,259,686
Public Utility District No. 1 of Clark County, Washington, Generating System Revenue and Refunding Bonds, Series 2016	5.000%	01/01/2034	A	1,585,000	1,836,270

					24,891,565

West Virginia (3.32%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,499,288
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA-	2,260,000	2,462,745
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,495,427
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA-	2,350,000	2,561,758
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,884,524
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2029	AA-	535,000	641,786
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.500%	05/01/2029	AA-	250,000	251,732
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA-	2,555,000	2,891,059

					16,688,319

Wisconsin (2.03%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	1,925,000	2,054,033
School District of Elmbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	867,196
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,656,551
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	3.500%	04/01/2030	Aa3	795,000	829,757
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2031	Aa3	430,000	460,973
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2032	Aa3	970,000	1,035,708
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A+	2,000,000	2,301,460

					10,205,678

Total Long-term Municipal Bonds
(cost $475,429,169)					492,018,933

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Short-term Municipal Variable Rate Demand Notes (0.39%)
New York (0.39%)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2015 Series BB, Fiscal 2015 Subseries BB-1 (d)	0.950%	06/15/2049	Aa1	$1,975,000	$1,975,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $1,975,000)					1,975,000

				Shares	Value
Short-term Investments (0.74%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90% (e)				3,718,921	$3,718,921

Total Short-term Investments
(cost $ 3,718,921)					3,718,921

TOTAL INVESTMENTS (99.02%)
(cost $ 481,123,090)					497,712,854
OTHER ASSETS, NET OF LIABILITIES (0.98%)					4,910,308

NET ASSETS (100.00%)					$502,623,162

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(d)	Rate shown is as of September 30, 2017.

(e)	Rate shown is the 7-day yield as of September 30, 2017.

NR - Not Rated

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Principal amount	Value
Short-term Investments (100.02%)
Government Agency Securities (a) (58.65%)
Federal Home Loan Bank
1.025%, 10/03/2017	$10,000,000	$9,999,146
1.054%, 10/11/2017	13,500,000	13,495,652
1.060%, 10/16/2017	10,337,000	10,332,130
1.000%, 10/17/2017	11,000,000	10,994,806
1.050%, 10/18/2017	14,000,000	13,992,650
1.005%, 10/19/2017	7,500,000	7,496,022
1.050%, 10/20/2017	4,750,000	4,747,229
1.020%, 10/24/2017	16,250,000	16,238,950
1.010%, 10/27/2017	15,500,000	15,488,259
1.010%, 10/30/2017	5,000,000	4,995,792
1.060%, 10/31/2017	10,000,000	9,990,872
1.030%, 11/03/2017	6,000,000	5,994,163
1.000%, 11/07/2017	11,000,000	10,988,389
1.030%, 11/10/2017	9,850,000	9,838,445
1.050%, 11/13/2017	13,500,000	13,482,675
1.035%, 11/21/2017	15,000,000	14,977,575
1.000%, 11/24/2017	6,500,000	6,490,069
1.040%, 12/04/2017	13,750,000	13,724,181

		193,267,005

	Shares	Value
Registered Investment Companies (0.21%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90% (b)	680,580	$680,580

	Principal amount	Value
U.S. Government Obligations (41.16%)
U.S. Treasury Bill
1.137%, 10/05/2017	$15,000,000	$14,997,657
1.067%, 10/05/2017	3,000,000	2,999,531
1.003%, 10/12/2017	10,000,000	9,996,564
1.071%, 10/12/2017	7,000,000	6,997,595
1.006%, 10/19/2017	10,000,000	9,994,691
1.009%, 10/26/2017	11,000,000	10,991,988
1.020%, 11/02/2017	7,000,000	6,993,458
0.969%, 11/09/2017	21,000,000	20,977,402
0.986%, 11/16/2017	25,000,000	24,967,817
1.015%, 11/30/2017	21,750,000	21,712,593
0.968%, 12/07/2017	5,000,000	4,990,858

		135,620,154

Total Short-term Investments
(cost $ 329,567,739)		329,567,739

TOTAL INVESTMENTS (100.02%)
(cost $ 329,567,739)		329,567,739
LIABILITIES, NET OF OTHER ASSETS (-0.02%)		(76,367)

NET ASSETS (100.00%)		$329,491,372

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

70	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (100.07%)
Equity Funds (40.82%)
iShares Cohen & Steers REIT ETF	176,127	$17,727,184
iShares Core MSCI EAFE ETF	1,587,479	101,868,527
iShares Core MSCI Emerging Markets ETF	669,964	36,191,455
iShares MSCI Canada ETF	366,471	10,605,671
iShares Russell 1000 ETF	1,993,580	278,861,970
iShares Russell 2000 ETF	414,424	61,409,348

		506,664,155

Fixed Income Funds (59.25%)
iShares Core U.S. Aggregate Bond ETF	5,758,077	631,027,658
iShares TIPS Bond ETF	920,195	104,515,748

		735,543,406

Total Exchange-Traded Funds
(cost $1,148,162,301)		1,242,207,561

Short-term Investments (0.07%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (b)	854,863	854,863

Total Short-term Investments
(cost $854,863)		854,863

TOTAL INVESTMENTS (100.14%)
(cost $1,149,017,164)		1,243,062,424
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.14%)		(1,790,257)

NET ASSETS (100.00%)		$1,241,272,167

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

See accompanying notes to financial statements.	71

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.95%)
Equity Funds (48.46%)
iShares Cohen & Steers REIT ETF	699,214	$70,375,888
iShares Core MSCI EAFE ETF	3,415,352	219,163,138
iShares Core MSCI Emerging Markets ETF	1,416,336	76,510,471
iShares MSCI Canada ETF	787,782	22,798,411
iShares Russell 1000 ETF	4,048,509	566,305,439
iShares Russell 2000 ETF	619,874	91,852,929

		1,047,006,276

Fixed Income Funds (51.49%)
iShares Core U.S. Aggregate Bond ETF	8,762,596	960,292,896
iShares TIPS Bond ETF	1,338,125	151,984,238

		1,112,277,134

Total Exchange-Traded Funds
(cost $1,959,518,633)		2,159,283,410

Short-term Investments (0.10%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (b)	2,116,369	2,116,369

Total Short-term Investments
(cost $2,116,369)		2,116,369

TOTAL INVESTMENTS (100.05%)
(cost $1,961,635,002)		2,161,399,779
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.05%)		(1,052,626)

NET ASSETS (100.00%)		$2,160,347,153

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

72	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.91%)
Equity Funds (71.31%)
iShares Cohen & Steers REIT ETF	1,823,463	$183,531,551
iShares Core MSCI EAFE ETF	6,152,406	394,799,893
iShares Core MSCI Emerging Markets ETF	2,522,407	136,260,426
iShares MSCI Canada ETF	1,369,635	39,637,237
iShares Russell 1000 ETF	6,501,658	909,451,921
iShares Russell 2000 ETF	386,367	57,251,862

		1,720,932,890

Fixed Income Funds (28.60%)
iShares Core U.S. Aggregate Bond ETF	5,506,235	603,428,294
iShares TIPS Bond ETF	762,707	86,628,261

		690,056,555

Total Exchange-Traded Funds
(cost $2,113,732,877)		2,410,989,445

	Shares	Value
Short-term Investments (0.18%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (b)	4,330,997	$4,330,997

Total Short-term Investments
(cost $ 4,330,997)		4,330,997

TOTAL INVESTMENTS (100.09%)
(cost $ 2,118,063,874)		2,415,320,442
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.09%)		(2,095,247)

NET ASSETS (100.00%)		$2,413,225,195

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

As of September 30, 2017, investment in an issuer considered to be an affiliate of the LifePath 2030 Fund for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, as amended, was as follows:

						For the period ended September 30, 2017
Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Change in Unrealized Appreciation (Depreciation)
iShares Cohen & Steers REIT ETF	1,773,798	87,524	37,859	1,823,463	$183,531,551	$1,869,832

See accompanying notes to financial statements.	73

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.91%)
Equity Funds (90.39%)
iShares Cohen & Steers REIT ETF	2,124,044	$213,785,029
iShares Core MSCI EAFE ETF	6,155,987	395,029,686
iShares Core MSCI Emerging Markets ETF	2,534,341	136,905,101
iShares MSCI Canada ETF	1,346,028	38,954,050
iShares Russell 1000 ETF	6,226,748	870,997,510
iShares Russell 2000 ETF	83,469	12,368,436

		1,668,039,812

Fixed Income Funds (9.52%)
iShares Core U.S. Aggregate Bond ETF	1,431,849	156,916,332
iShares TIPS Bond ETF	164,344	18,666,192

		175,582,524

Total Exchange-Traded Funds
(cost $1,571,964,913)		1,843,622,336

	Shares	Value
Short-term Investments (0.15%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (b)	2,783,393	$2,783,393

Total Short-term Investments
(cost $ 2,783,393)		2,783,393

TOTAL INVESTMENTS (100.06%)
(cost $ 1,574,748,306)		1,846,405,729
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.06%)		(1,031,595)

NET ASSETS (100.00%)		$1,845,374,134

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

As of September 30, 2017, investment in an issuer considered to be an affiliate of the LifePath 2040 Fund for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, as amended, was as follows:

						For the period ended September 30, 2017
Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Change in Unrealized Appreciation (Depreciation)
iShares Cohen & Steers REIT ETF	1,980,848	192,446	49,250	2,124,044	$213,785,029	$2,241,486

74	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.94%)
Equity Funds (99.06%)
iShares Cohen & Steers REIT ETF	611,041	$61,501,276
iShares Core MSCI EAFE ETF	1,700,384	109,113,641
iShares Core MSCI Emerging Markets ETF	698,730	37,745,395
iShares MSCI Canada ETF	365,572	10,579,654
iShares Russell 1000 ETF	1,605,949	224,640,146
iShares Russell 2000 ETF	12,356	1,830,912

		445,411,024

Fixed Income Funds (0.88%)
iShares Core U.S. Aggregate Bond ETF	35,964	3,941,295

Total Exchange-Traded Funds
(cost $381,340,051)		449,352,319

Short-term Investments (0.17%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (b)	777,736	777,736

Total Short-term Investments
(cost $777,736)		777,736

TOTAL INVESTMENTS (100.11%)
(cost $382,117,787)		450,130,055
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.11%)		(489,748)

NET ASSETS (100.00%)		$449,640,307

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

See accompanying notes to financial statements.	75

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. For approximately one-half of the Fund’s portfolio, the Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. For the remaining approximately one-half of the Fund’s portfolio, the Fund invests in shares of the iShares Core S&P Mid-Cap ETF.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in substantially all of the securities that make up the S&P 500 Index in proportions that match, approximately, the weightings of the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. Under normal operating conditions, the Small Cap Index Funds seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. Under normal operating conditions, the International Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. Under normal circumstances, the Fund typically invests at least 80% of its net assets plus any borrowings in investment grade bonds or bonds determined to be of comparable quality by SFIMC.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. Under normal conditions, the Money Market Fund invests its assets primarily (at least 99.5%) in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, cash, and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2017. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At September 30, 2017, the Tax Advantaged Bond Fund did not have any when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2017:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$609,943,613	$—	$—	$609,943,613
Short-term Investments	6,662,811	—	—	6,662,811
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	148,464,396	—	—	148,464,396
Exchange-Traded Funds	149,853,080	—	—	149,853,080
Short-term Investments	2,686,986	—	—	2,686,986
International Equity Fund					—	—	—	—
Common Stocks (a)	153,803,664	—	—	153,803,664
Preferred Stocks (a)	240,775	—	—	240,775
Short-term Investments	4,852,360	—	—	4,852,360
S&P 500 Index Fund					779,612	—	—	779,612
Common Stocks (a)	1,437,775,230	—	—	1,437,775,230
Short-term Investments	35,625,388	—	—	35,625,388
Small Cap Index Fund					196,593	—	—	196,593
Common Stocks (a)	529,868,666	188,938	36,596	530,094,200
Short-term Investments	3,983,635	—	—	3,983,635
International Index Fund					35,398	—	—	35,398
Common Stocks (a)	287,724,913	752,166	0	288,477,079
Preferred Stocks (a)	1,543,699	—	—	1,543,699
Short-term Investments	184,860	—	—	184,860
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	385,097,061	—	—	385,097,061
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	569,490,143	—	569,490,143
Agency Commercial Mortgage-Backed Securities	—	110,543,843	—	110,543,843
Agency Mortgage-Backed Securities	—	25,598,078	—	25,598,078
Agency Notes & Bonds	—	2,230,430	—	2,230,430
U.S. Treasury Obligations	—	110,655,728	—	110,655,728
Short-term Investments	11,752,285	—	—	11,752,285
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	492,018,933	—	492,018,933
Short-term Municipal Variable Rate Demand Notes	—	1,975,000	—	1,975,000
Short-term Investments	3,718,921	—	—	3,718,921
Money Market Fund					—	—	—	—
Short-term Investments	680,580	328,887,159	—	329,567,739
LifePath Retirement Fund					—	—	—	—
Exchange-Traded Funds	1,242,207,561	—	—	1,242,207,561
Short-term Investments	854,863	—	—	854,863
LifePath 2020 Fund					—	—	—	—
Exchange-Traded Funds	2,159,283,410	—	—	2,159,283,410
Short-term Investments	2,116,369	—	—	2,116,369

(a) Industry Classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath 2030 Fund					$—	$—	$—	$—
Exchange-Traded Funds	2,410,989,445	—	—	2,410,989,445
Short-term Investments	4,330,997	—	—	4,330,997
LifePath 2040 Fund					—	—	—	—
Exchange-Traded Funds	1,843,622,336	—	—	1,843,622,336
Short-term Investments	2,783,393	—	—	2,783,393
LifePath 2050 Fund					—	—	—	—
Exchange-Traded Funds	449,352,319	—	—	449,352,319
Short-term Investments	777,736	—	—	777,736

On December 31, 2016, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs.

On September 30, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Index Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks valued on September 30, 2017 at $94,457,331 were transferred from Level 2 to Level 1 in the International Equity Fund and $278,547,937 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund.

On December 31, 2016, a security in the Small Cap Index Fund was valued at last traded price. On September 30, 2017, the same security halted trading and was therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, $149,640 of common stock was transferred from Level 1 to Level 2 in Small Cap Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2017 as compared to December 31, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2016	$46,177
Realized gain (loss)	46,469
Change in unrealized appreciation (depreciation)	(46,177)
Purchases	—
Issuances	—
Sales	(46,469)
Transfers in	36,596
Transfers out	—
Balance as of September 30, 2017	$36,596

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2016 or for the period ended September 30, 2017. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2016 or for the period ended September 30, 2017.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

4.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of September 30, 2017, neither Fund has entered into a forward foreign currency contract.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

5.	Income Taxes

As of September 30, 2017, aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$474,967,435	$152,713,771	$(11,074,782)	$141,638,989
Small/Mid Cap Equity Fund	273,032,970	34,433,864	(6,462,372)	27,971,492
International Equity Fund	123,142,223	38,959,000	(3,204,424)	35,754,576
S&P 500 Index Fund	779,050,906	711,178,710	(16,828,998)	694,349,712
Small Cap Index Fund	368,388,470	205,131,238	(39,441,873)	165,689,365
International Index Fund	220,577,658	97,160,415	(27,514,883)	69,645,532
Equity and Bond Fund	310,704,404	74,392,657	—	74,392,657
Bond Fund	818,858,244	15,259,278	(3,847,015)	11,412,263
Tax Advantaged Bond Fund	481,123,090	17,742,744	(1,152,980)	16,589,764
Money Market Fund	329,567,739	—	—	—
LifePath Retirement Fund	1,149,614,112	93,448,312	—	93,448,312
LifePath 2020 Fund	1,964,110,448	197,289,331	—	197,289,331
LifePath 2030 Fund	2,119,874,878	295,445,564	—	295,445,564
LifePath 2040 Fund	1,576,215,825	270,189,904	—	270,189,904
LifePath 2050 Fund	382,605,434	67,524,621	—	67,524,621

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments may relate to one or more of the following: return of capital transactions, mark-to-market of Passive Foreign Investment Companies (“PFICs”), mark-to-market of non-PFICs, wash sales, open futures contracts unrealized gain (loss), partnership distributive share adjustments and deemed dividend distributions.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4) LifePath is a registered trademark of BlackRock Institutional Trust Company, N.A.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 27, 2017

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	November 27, 2017